UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07874

JPMorgan Insurance Trust (formerly JPMorgan Investment Trust)

(Exact name of registrant as specified in charter)

522 Fifth Avenue

New York, New York 10036

(Address of principal executive offices) (Zip code)

Stephen M. Benham

522 Fifth Avenue

New York, New York 10036

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Insurance Trust

Schedule of Portfolio Investments as of March 31, 2006

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

JPMorgan Insurance Trust Balanced Portfolio

(formerly JPMorgan Investment Trust Balanced Portfolio)
Schedule of Portfolio Investments

As of March 31, 2006 (Unaudited)

Principal Amount ($)	Security Description	Value ($)
	Long-Term Investments — 97.5%
	Common Stocks — 60.4%
	Aerospace & Defense — 1.4%
4,990	Boeing Co.	388,871
3,130	Honeywell International, Inc.	133,870
1,100	Lockheed Martin Corp.	82,643
5,100	Northrop Grumman Corp.	348,279
3,300	Raytheon Co.	151,272
10,810	United Technologies Corp.	626,656
		1,731,591
	Air Freight & Logistics — 0.4%
4,000	FedEx Corp.	451,760
	Auto Components — 0.4%
6,230	Johnson Controls, Inc.	473,044
700	Lear Corp.	12,411
		485,455
	Beverages — 1.2%
30,710	Coca-Cola Co. (The)	1,285,828
11,951	Coca-Cola Enterprises, Inc.	243,083
		1,528,911
	Biotechnology — 1.0%
11,620	Amgen, Inc. (a)	845,355
3,240	Charles River Laboratories International, Inc. (a)	158,825
600	Gilead Sciences, Inc. (a)	37,332
3,450	MedImmune, Inc. (a)	126,201
3,200	OSI Pharmaceuticals, Inc. (a)	102,720
		1,270,433
	Capital Markets — 2.1%
13,300	Bank of New York Co., Inc. (The)	479,332
600	E*Trade Financial Corp. (a)	16,188
4,800	Goldman Sachs Group, Inc.	753,408
5,400	Mellon Financial Corp.	192,240
700	Merrill Lynch & Co., Inc.	55,132
13,980	Morgan Stanley	878,224
3,300	State Street Corp.	199,419
		2,573,943
	Chemicals — 1.2%
10,490	Air Products & Chemicals, Inc.	704,823
200	Dow Chemical Co. (The)	8,120
2,700	Nalco Holding Co. (a)	47,790
10,050	Praxair, Inc.	554,257
4,100	Rohm & Haas Co.	200,367
40	Tronox, Inc., Class B (a)	685
		1,516,042
	Commercial Banks — 3.4%
40,029	Bank of America Corp.	1,822,921
1,900	Compass Bancshares, Inc.	96,159
2,780	Marshall & Ilsley Corp.	121,152
800	North Fork Bancorp, Inc.	23,064
2,300	Regions Financial Corp.	80,891
1,300	SunTrust Banks, Inc.	94,588
31,670	U.S. Bancorp	965,935
14,850	Wells Fargo & Co.	948,469
500	Zions Bancorp	41,365
		4,194,544
	Communications Equipment — 2.8%
47,810	Cisco Systems, Inc. (a)	1,036,043
26,570	Corning, Inc. (a)	714,999
6,600	Juniper Networks, Inc. (a)	126,192
18,600	Motorola, Inc.	426,126
3,730	Nokia OYJ ADR (Finland)	77,286
17,370	QUALCOMM, Inc.	879,096
13,610	Tellabs, Inc. (a)	216,399
		3,476,141
	Computers & Peripherals — 1.7%
2,100	Apple Computer, Inc. (a)	131,712
6,500	Dell, Inc. (a)	193,440
26,270	EMC Corp. (a)	358,060
19,690	Hewlett-Packard Co.	647,801
9,010	International Business Machines Corp.	743,055
1,700	NCR Corp. (a)	71,043
		2,145,111
	Consumer Finance — 0.6%
12,528	American Express Co.	658,346
800	Capital One Financial Corp.	64,416
		722,762
	Containers & Packaging — 0.1%
7,300	Smurfit-Stone Container Corp. (a)	99,061
1,000	Temple-Inland, Inc.	44,550
		143,611
	Diversified Financial Services — 2.5%
900	Ameriprise Financial, Inc.	40,554
6,590	CIT Group, Inc.	352,697
52,250	Citigroup, Inc.	2,467,767
5,176	Lazard Ltd., Class A (Bermuda)	229,038
		3,090,056
	Diversified Telecommunication Services — 1.9%
29,380	AT&T, Inc. (m)	794,435

JPMorgan Insurance Trust Balanced Portfolio

(formerly JPMorgan Investment Trust Balanced Portfolio)
Schedule of Portfolio Investments (continued)

As of March 31, 2006 (Unaudited)

Shares	Security Description	Value ($)
	Diversified Telecommunication Services — Continued
16,415	Sprint Nextel Corp.	424,164
34,272	Verizon Communications, Inc.	1,167,304
		2,385,903
	Electric Utilities — 1.3%
200	American Electric Power Co., Inc.	6,804
10,000	Edison International	411,800
1,600	FPL Group, Inc.	64,224
16,390	Northeast Utilities	320,097
5,500	Pinnacle West Capital Corp.	215,050
11,070	PPL Corp.	325,458
13,490	Xcel Energy, Inc.	244,843
		1,588,276
	Energy Equipment & Services — 0.8%
1,200	Baker Hughes, Inc.	82,080
7,020	Halliburton Co.	512,600
900	Rowan Cos., Inc.	39,564
1,630	Schlumberger Ltd.	206,309
1,150	Transocean, Inc. (a)	92,345
2,600	Weatherford International Ltd. (a)	118,950
		1,051,848
	Food & Staples Retailing — 0.8%
4,900	CVS Corp.	146,363
5,400	Safeway, Inc.	135,648
13,910	Sysco Corp.	445,815
5,200	Wal-Mart Stores, Inc.	245,648
		973,474
	Food Products — 0.5%
7,330	Kellogg Co.	322,813
7,800	Kraft Foods, Inc.	236,418
		559,231
	Health Care Equipment & Supplies — 1.2%
2,700	Bausch & Lomb, Inc.	171,990
10,550	Baxter International, Inc.	409,445
5,100	Boston Scientific Corp. (a)	117,555
1,000	Cooper Cos., Inc. (The)	54,030
900	Guidant Corp.	70,254
6,530	Medtronic, Inc.	331,397
5,500	St. Jude Medical, Inc. (a)	225,500
1,900	Zimmer Holdings, Inc. (a)	128,440
		1,508,611
	Health Care Providers & Services — 2.1%
16,060	Aetna, Inc.	789,188
3,090	HCA, Inc.	141,491
4,620	McKesson Corp.	240,841
3,910	Medco Health Solutions, Inc. (a)	223,730
5,300	UnitedHealth Group, Inc.	296,058
10,940	WellPoint, Inc. (a)	847,084
		2,538,392
	Hotels, Restaurants & Leisure — 0.8%
6,600	Carnival Corp.	312,642
5,500	Hilton Hotels Corp.	140,030
2,000	International Game Technology	70,440
800	Marriott International, Inc., Class A	54,880
5,820	McDonald’s Corp.	199,975
2,230	Starwood Hotels & Resorts Worldwide, Inc.	151,038
1,800	Yum! Brands, Inc.	87,948
		1,016,953
	Household Durables — 0.3%
100	Fortune Brands, Inc.	8,063
5,070	Lennar Corp., Class A	306,127
1,000	Mohawk Industries, Inc. (a)	80,720
		394,910
	Household Products — 1.0%
3,000	Kimberly-Clark Corp.	173,400
19,427	Procter & Gamble Co.	1,119,384
		1,292,784
	Industrial Conglomerates — 3.0%
90,620	General Electric Co.	3,151,764
19,300	Tyco International Ltd. (Bermuda)	518,784
		3,670,548
	Insurance — 2.9%
1,200	Aflac, Inc. (m)	54,156
12,860	AMBAC Financial Group, Inc.	1,023,656
3,600	American International Group, Inc.	237,924
4,500	Assurant, Inc.	221,625
18,570	Genworth Financial, Inc.	620,795
9,770	Hartford Financial Services Group, Inc.	786,973
1,000	Lincoln National Corp.	54,590
3,300	MBIA, Inc.	198,429
3,830	RenaissanceRe Holdings Ltd. (Bermuda)	167,065
3,400	W.R. Berkley Corp.	197,404
300	XL Capital Ltd., Class A (Cayman Islands)	19,233
		3,581,850
	Internet & Catalog Retail — 0.4%
13,900	eBay, Inc. (a)	542,934

Shares	Security Description	Value ($)
	Internet Software & Services — 0.3%
700	Google, Inc., Class A (a)	273,000
1,200	Yahoo!, Inc. (a)	38,712
		311,712
	IT Services — 0.4%
5,960	Affiliated Computer Services, Inc., Class A (a)	355,574
1,710	Infosys Technologies Ltd. ADR (India)	133,141
		488,715
	Leisure Equipment & Products — 0.0% (g)
200	Mattel, Inc.	3,626
	Machinery — 1.1%
700	AGCO Corp. (a) (m)	14,518
4,470	Danaher Corp.	284,068
3,700	Deere & Co.	292,485
7,280	Eaton Corp.	531,222
1,000	Illinois Tool Works, Inc.	96,310
1,400	Ingersoll-Rand Co., Ltd., Class A (Bermuda)	58,506
1,800	SPX Corp.	96,156
		1,373,265
	Media — 2.4%
20,065	CBS Corp.	481,159
9,240	E.W. Scripps Co., Class A	413,120
2,100	EchoStar Communications Corp., Class A (a)	62,727
12,230	Gannett Co., Inc.	732,822
37,310	News Corp., Class A	619,719
300	Time Warner, Inc.	5,037
16,755	Viacom, Inc., Class B (a)	650,094
		2,964,678
	Metals & Mining — 0.5%
4,620	Alcan, Inc. (Canada)	211,273
10,100	Alcoa, Inc.	308,656
2,400	United States Steel Corp.	145,632
		665,561
	Multi-Utilities — 0.8%
700	AES Corp. (The) (a) (m)	11,942
9,900	CMS Energy Corp. (a)	128,205
2,900	Constellation Energy Group, Inc.	158,659
4,300	Dominion Resources, Inc.	296,829
6,900	Duke Energy Corp. (a)	201,135
3,600	SCANA Corp.	141,264
		938,034
	Multiline Retail — 1.1%
2,900	Dollar General Corp.	51,243
2,800	Dollar Tree Stores, Inc. (a)	77,476
2,600	J.C. Penney Co., Inc.	157,066
11,910	Kohl’s Corp. (a)	631,349
200	Nordstrom, Inc.	7,836
7,370	Target Corp.	383,314
		1,308,284
	Oil, Gas & Consumable Fuels — 4.8%
3,420	Anadarko Petroleum Corp.	345,454
3,200	Apache Corp.	209,632
600	Burlington Resources, Inc.	55,146
9,740	Chevron Corp.	564,628
10,700	ConocoPhillips	675,705
900	Devon Energy Corp.	55,053
3,510	EOG Resources, Inc.	252,720
43,410	Exxon Mobil Corp.	2,641,933
200	Kerr-McGee Corp.	19,096
6,830	Occidental Petroleum Corp.	632,799
6,800	Valero Energy Corp.	406,504
1,700	XTO Energy, Inc.	74,069
		5,932,739
	Paper & Forest Products — 0.0% (g)
500	International Paper Co.	17,285
	Pharmaceuticals — 3.7%
14,590	Abbott Laboratories	619,637
3,170	Barr Pharmaceuticals, Inc. (a)	199,647
4,200	Bristol-Myers Squibb Co.	103,362
10,910	Eli Lilly & Co.	603,323
12,790	Johnson & Johnson	757,424
2,500	Medicis Pharmaceutical Corp., Class A	81,500
6,330	Merck & Co., Inc.	223,006
25,580	Pfizer, Inc.	637,454
7,160	Sepracor, Inc. (a)	349,480
800	Watson Pharmaceuticals, Inc. (a)	22,992
19,220	Wyeth	932,554
		4,530,379
	Real Estate — 0.5%
4,080	Apartment Investment & Management Co. REIT	191,352
1,600	Brandywine Realty Trust REIT	50,816
12,710	Host Marriott Corp. REIT	271,994
800	Mack-Cali Realty Corp. REIT	38,400
500	Mills Corp. (The) REIT	14,000
500	Simon Property Group, Inc. REIT	42,070
		608,632
	Road & Rail — 1.0%
10,260	CSX Corp.	613,548

JPMorgan Insurance Trust Balanced Portfolio

(formerly JPMorgan Investment Trust Balanced Portfolio)
Schedule of Portfolio Investments (continued)

As of March 31, 2006 (Unaudited)

Shares	Security Description	Value ($)
	Road & Rail — Continued
12,490	Norfolk Southern Corp.	675,334
		1,288,882
	Semiconductors & Semiconductor Equipment — 1.6%
16,300	Altera Corp. (a)	336,432
6,210	Broadcom Corp., Class A (a)	268,024
12,600	Intel Corp.	243,810
2,570	Intersil Corp., Class A	74,324
3,900	Linear Technology Corp.	136,812
400	Marvell Technology Group Ltd. (Bermuda) (a)	21,640
900	Maxim Integrated Products, Inc.	33,435
10,700	Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)	107,642
15,700	Texas Instruments, Inc.	509,779
7,700	Xilinx, Inc.	196,042
		1,927,940
	Software — 2.1%
69,100	Microsoft Corp.	1,880,211
54,640	Oracle Corp. (a)	748,022
		2,628,233
	Specialty Retail — 1.5%
2,960	Abercrombie & Fitch Co.	172,568
12,800	Home Depot, Inc.	541,440
9,090	Lowe’s Cos., Inc.	585,760
17,560	Staples, Inc.	448,131
3,000	TJX Cos., Inc.	74,460
		1,822,359
	Textiles, Apparel & Luxury Goods — 0.6%
4,820	Coach, Inc. (a)	166,676
1,700	Jones Apparel Group, Inc.	60,129
5,990	Nike, Inc., Class B	509,749
		736,554
	Thrifts & Mortgage Finance — 0.9%
10,660	Countrywide Financial Corp.	391,222
600	Fannie Mae	30,840
7,960	Freddie Mac	485,560
5,400	Washington Mutual, Inc.	230,148
		1,137,770
	Tobacco — 1.3%
23,100	Altria Group, Inc.	1,636,866
	Total Common Stocks (Cost $68,783,534)	74,757,588
Principal Amount ($)
	Asset Backed Securities — 1.8%
225,000	American Express Credit Account Master Trust, Series 2004-3, Class A, 4.35%, 12/15/11	219,703
453,775	Capital One Auto Finance Trust, Series 2002-C, Class A4, 3.44%, 06/15/09	450,009
	Capital One Multi-Asset Execution Trust,
25,000	Series 2003-B5, 4.79%, 08/15/13	24,263
100,000	Series 2005-A2, Class A2, 4.05%, 02/15/11	97,860
150,000	Carmax Auto Owner Trust, Series 2005-1, Class A3, 4.13%, 05/15/09	148,202
250,000	Citibank Credit Card Issuance Trust, Series 2003-A5, Class A5, 2.50%, 04/07/08	249,867
100,000	CNH Equipment Trust, Series 2003-B, Class A4B, 3.38%, 02/15/11	97,700
72,970	CS First Boston Mortgage Securities Corp., Series 2002-HE4, Class AF, 5.51%, 08/25/32	72,764
125,000	Ford Credit Auto Owner Trust, Series 2004-A, Class A4, 3.54%, 11/15/08	122,159
100,000	Household Automotive Trust, Series 2005-1 Class A4, 4.35%, 06/18/12	97,574
123,840	Onyx Acceptance Grantor Trust, Series 2004-B, Class A3, 3.09%, 09/15/08	123,043
	WFS Financial Owner Trust,
278,513	Series 2003-2, Class A4, 2.41%, 12/20/10	274,933
146,273	Series 2003-4, Class A4, 3.15%, 05/20/11	143,527
113,153	Series 2004-2, Class A3, 2.85%, 09/22/08	112,484
	Total Asset Backed Securities (Cost $2,262,768)	2,234,088
	Commercial Mortgage Backed Securities — 0.1%
180,000	Banc of America Commercial Mortgage, Inc., Series 2005-6, Class ASB, FRN, 5.35%, 09/10/47 (Cost $180,615)	176,227
	Collateralized Mortgage Obligations — 10.0%
	Agency CMO — 9.3%
	Federal Home Loan Mortgage Corp.,
24,916	Series 85, Class C, 8.60%, 01/15/21	24,788
121,780	Series 168, Class G, 6.50%, 07/15/21	121,316
15,905	Series 189, Class D, 6.50%, 10/15/21	15,826
29,226	Series 1047, Class H, 6.00%, 02/15/21	29,164
16,500	Series 1062, Class H, 6.50%, 04/15/21	16,465
15,164	Series 1116, Class I, 5.50%, 08/15/21	15,132
35,546	Series 1120, Class L, 8.00%, 07/15/21	35,525
32,043	Series 1191, Class E, 7.00%, 01/15/22 (m)	32,002
9,980	Series 1240, Class M, 6.50%, 02/15/22	9,964
78,724	Series 1254, Class N, 8.00%, 04/15/22	78,556
24,411	Series 1610, Class PM, 6.25%, 04/15/22	24,410
250,000	Series 1617, Class PM, 6.50%, 11/15/23	256,382
44,752	Series 1668, Class D, 6.50%, 02/15/14	45,609
115,812	Series 1708, Class E, 6.00%, 03/15/09	116,339

Principal Amount ($)	Security Description	Value ($)
	Agency CMO — Continued ,
	Federal Home Loan Mortgage Corp.,
134,604	Series 1710, Class GH, 8.00%, 04/15/24	142,105
148,000	Series 1714, Class K, 7.00%, 04/15/24	152,768
29,618	Series 1753, Class D, 8.50%, 09/15/24	30,477
21,578	Series 1819, Class E, 6.00%, 02/15/11	21,690
205,694	Series 1843, Class Z, 7.00%, 04/15/26	211,489
3,276	Series 2107, Class E, 6.00%, 02/15/28	3,270
338,502	Series 2115, Class PE, 6.00%, 01/15/14 (m)	342,446
26,751	Series 2136, Class PE, 6.00%, 01/15/28	26,744
113,983	Series 2178, Class PB, 7.00%, 08/15/29	116,645
1,199	Series 2316, Class PB, 6.50%, 09/15/30	1,196
96,909	Series 2368, Class OE, 5.50%, 03/15/15 (m)	96,878
320,387	Series 2388, Class VD, 6.00%, 08/15/19	322,279
150,000	Series 2391, Class QR, 5.50%, 12/15/16	149,904
412,512	Series 2394, Class MC, 6.00%, 12/15/16 (m)	417,442
487,149	Series 2405, Class JF, 6.00%, 01/15/17 (m)	492,950
211,035	Series 2425, Class OB, 6.00%, 03/15/17	213,616
16,446	Series 2433, Class NG, 6.50%, 01/15/31	16,504
200,000	Series 2455, Class GK, 6.50%, 05/15/32	204,394
375,000	Series 2457, Class PE, 6.50%, 06/15/32	379,134
6,412	Series 2467, Class EA, 5.50%, 11/15/15	6,399
440,221	Series 2473, Class JZ, 6.50%, 07/15/32	448,955
39,816	Series 2501, Class AG, 5.00%, 01/15/16	39,745
650,000	Series 2522, Class GD, 5.50%, 11/15/17 (m)	647,254
250,000	Series 2557, Class WJ, 5.00%, 07/15/14	248,304
226,294	Series 2636, Class Z, 4.50%, 06/15/18	208,605
83,535	Series 2643, Class KG, 4.00%, 05/15/18	83,074
281,811	Series 2651, Class VZ, 4.50%, 07/15/18	259,443
250,000	Series 2701, Class OD, 5.00%, 09/15/18	245,962
140,765	Series 2756, Class NA, 5.00%, 02/15/24	135,833
200,000	Series 2764, Class UC, 5.00%, 05/15/27	196,283
150,000	Series 2809, Class UB, 4.00%, 09/15/17	139,487
	Federal Home Loan Mortgage Corp. Structured Pass Through Securities,
262,493	Series T-54, Class 2A, 6.50%, 02/25/43	266,110
	Federal Home Loan Mortgage Corp. - Government National Mortgage Association,
204,000	Series 13, Class LL, 6.85%, 06/25/23	208,480
213,166	Series 31, Class Z, 8.00%, 04/25/24	226,303
100,883	Series 1988-4, Class Z, 9.25%, 03/25/18	106,963
18,078	Series 1989-21, Class G, 10.45%, 04/25/19	19,380
77,612	Series 1989-37, Class G, 8.00%, 07/25/19	81,766
14,332	Series 1989-86, Class E, 8.75%, 11/25/19	15,466
20,519	Series 1990-30, Class E, 6.50%, 03/25/20	20,919
33,717	Series 1990-105, Class J, 6.50%, 09/25/20	34,082
22,205	Series 1991-129, Class G, 8.75%, 09/25/21	23,540
13,289	Series 1992-18, Class ZH, 7.50%, 03/25/07	13,353
5,046	Series 1992-151, Class H, 6.00%, 08/25/07	5,050
72,807	Series 1993-119, Class H, 6.50%, 07/25/23	73,585
91,908	Series 1993-135, Class PG, 6.25%, 07/25/08	92,021
200,000	Series 1993-140, Class J, 6.65%, 06/25/13	202,491
31,115	Series 1993-197, Class SC, IF,8.30%, 10/25/08	31,642
526	Series 1993-223, Class VD, 6.15%, 08/25/06	524
107,921	Series 1993-225, Class UB, 6.50%, 12/25/23	110,265
32,388	Series 1994-22, Class C, 5.00%, 12/25/23	32,228
298,000	Series 1994-81, Class LL, 7.50%, 02/25/24	310,637
800,000	Series 1997-42, Class PG, 7.00%, 07/18/12	819,945
7,681	Series 1997-49, Class B, 10.00%, 06/17/27	8,367
109,276	Series 1998-66, Class B, 6.50%, 12/25/28	110,868
163,778	Series 2002-7, Class QM, 6.00%, 02/25/20	163,846
250,000	Series 2002-18, Class PC, 5.50%, 04/25/17	249,735
150,000	Series 2002-19, Class PE, 6.00%, 04/25/17	151,637
300,000	Series 2002-24, Class AJ, 6.00%, 04/25/17	302,822
45,896	Series 2002-41, Class VB, 6.00%, 10/25/20	45,902
29,861	Series 2002-56, Class VD, 6.00%, 04/25/20	29,870
350,000	Series 2003-47, Class PE, 5.75%, 06/25/33	336,153
150,000	Series 2003-55, Class CD, 5.00%, 06/25/23	142,103
250,000	Series 2003-83, Class PG, 5.00%, 06/25/23	239,738
150,000	Series 2003-86, Class PX, 4.50%, 02/25/17	143,902
18,363	Series G-29, Class O, 8.50%, 09/25/21	18,975
	Government National Mortgage Association,
14,406	Series 1995-4, Class CQ, 8.00%, 06/20/25	14,636
		11,476,057
	Non-Agency CMO — 0.7%
77,111	Cendant Mortgage Corp, Series 2003-8, Class 1A8, 5.25%, 09/25/33	74,328
160,514	Countrywide Alternative Loan Trust, Series 2004-16CB, Class 2A2, 5.00%, 08/25/19	155,575
64,220	First Horizon Asset Securities, Inc., Series 2004-AR7, Class 2A1, FRN, 4.93%, 02/25/35	63,357
67,417	MASTR Asset Securitization Trust, Series 2003-4, Class 2A2, 5.00%, 05/25/18	66,670
90,000	Residential Accredit Loans, Inc., Series 2004-QS8, Class A12, 5.00%, 06/25/34 (e)	87,074
	Wells Fargo Mortgage Backed Securities Trust
121,419	Series 2004-7, Class 2A2, 5.00%, 07/25/19	117,853
118,961	Series 2004-EE, Class 3A1, FRN, 3.99%, 01/25/35	115,383
175,000	Series 2004-S, Class A5, FRN, 3.54%, 09/25/34	166,435
		846,675

JPMorgan Insurance Trust Balanced Portfolio

(formerly JPMorgan Investment Trust Balanced Portfolio)
Schedule of Portfolio Investments (continued)

As of March 31, 2006 (Unaudited)

Principal Amount ($)	Security Description	Value ($)
	Non-Agency CMO — Continued
	Total Collateralized Mortgage Obligations (Cost $12,506,696)	12,322,732
	Corporate Bonds — 12.3%
	Airlines — 0.1%
70,000	Continental Airlines, Inc., Series 1999-2, Class A2, 7.06%, 03/15/11	72,206
	Automobiles — 0.2%
220,000	DaimlerCrysler N.A. Holding Corp., 7.20%, 09/01/09	229,718
55,000	General Motors Corp., 7.20%, 01/15/11	42,900
		272,618
	Capital Markets — 1.4%
	Bear Stearns Cos., Inc. (The),
100,000	4.50%, 10/28/10	96,157
75,000	5.70%, 11/15/14	74,723
	Goldman Sachs Group LP,
300,000	7.20%, 03/01/07 (e)	305,098
	Goldman Sachs Group, Inc.,
200,000	4.75%, 07/15/13	188,944
	Lehman Brothers Holdings, Inc.,
200,000	6.63%, 01/18/12	210,408
	Merrill Lynch & Co., Inc.,
125,000	Series B, 3.13%, 07/15/08	119,421
200,000	Series C, 4.13%, 01/15/09	194,011
	Morgan Stanley,
500,000	6.75%, 04/15/11	526,325
		1,715,087
	Chemicals — 0.1%
120,000	Dow Capital BV (Netherlands), 8.50%, 06/08/10	131,966
	Commercial Banks — 1.6%
	Bank of America Corp.,
100,000	7.13%, 10/15/11	107,697
300,000	7.80%, 02/15/10	324,393
100,000	Branch Banking & Trust Co., 4.88%, 01/15/13	96,673
225,000	FleetBoston Financial Corp., 7.38%, 12/01/09	239,609
150,000	Keycorp, Series G, 4.70%, 05/21/09	147,795
155,000	Marshall & Ilsley Corp., 4.38%, 08/01/09	150,569
110,000	National City Corp., 4.90%, 01/15/15	103,966
75,000	Popular North America, Inc., 4.25%, 04/01/08	73,146
50,000	Royal Bank of Canada (Canada), 3.88%, 05/04/09	48,073
125,000	Suntrust Bank, 5.00%, 09/01/15	119,711
25,000	UnionBanCal Corp., 5.25%, 12/16/13	24,255
300,000	Wachovia Corp., 6.61%, 10/01/25	315,375
125,000	Wells Fargo & Co., 3.13%, 04/01/09	117,543
160,000	Wells Fargo Bank NA, 7.55%, 06/21/10	173,295
		2,042,100
	Commercial Services & Supplies — 0.0% (g)
60,000	PHH Corp., 7.13%, 03/01/13	61,048
	Computers & Peripherals — 0.1%
80,000	International Business Machines Corp., 4.38%, 06/01/09	78,043
	Construction Materials — 0.0% (g)
60,000	Hanson Australia Funding Ltd., 5.25%, 03/15/13	57,564
	Consumer Finance — 1.0%
125,000	American Express Credit Corp., 3.00%, 05/16/08	119,396
	American General Finance Corp.,
120,000	Series H, 4.00%, 03/15/11	111,903
65,000	Series I, 4.63%, 05/15/09	63,673
	HSBC Finance Corp.,
700,000	8.00%, 07/15/10	763,803
	John Deere Capital Corp.,
150,000	Series D, 3.63%, 05/25/07	147,224
		1,205,999
	Diversified Financial Services — 2.4%
135,000	Caterpillar Financial Services Corp., 4.50%, 09/01/08	132,557
75,000	CIT Group, Inc., 7.38%, 04/02/07	76,441
	Citigroup, Inc.,
100,000	3.50%, 02/01/08	96,995
590,000	5.00%, 09/15/14	564,689
570,000	Credit Suisse First Boston USA, Inc., 6.50%, 01/15/12	595,269
200,000	Ford Motor Credit Co., 7.38%, 02/01/11	183,993
	General Electric Capital Corp.,
500,000	8.63%, 06/15/08	533,747
50,000	Series A, 3.13%, 04/01/09	47,043
	International Lease Finance Corp.,
50,000	5.00%, 04/15/10	49,043
	National Rural Utilities Cooperative Finance Corp.,
350,000	6.00%, 05/15/06	350,379
130,000	7.30%, 09/15/06	131,188
200,000	Textron Financial Corp., 4.60%, 05/03/10	193,252
		2,954,596
	Diversified Telecommunication Services — 0.9%
125,000	BellSouth Corp., 6.00%, 10/15/11	127,311
80,000	British Telecommunications plc (United Kingdom), 8.37%, 12/15/10	89,231
60,000	Deutsche Telekom International Finance BV (Netherlands), 8.00%, 06/15/10	65,342
30,000	France Telecom S.A. (France), 7.75%, 03/01/11	32,763

Principal Amount ($)	Security Description	Value ($)
	Diversified Telecommunication Services — Continued
300,000	Nynex Capital Funding Co., Series B, SUB, 8.23%, 10/15/09	321,707
200,000	Southwestern Bell Telephone, Series C, 5.98%, 10/22/07	201,213
	Sprint Capital Corp.,
150,000	6.00%, 01/15/07	150,712
125,000	7.63%, 01/30/11	135,187
		1,123,466
	Electric Utilities — 1.0%
233,000	American Electric Power Co., Inc., Series A, 6.13%, 05/15/06	233,244
50,000	Carolina Power & Light Co., 5.13%, 09/15/13	48,503
25,000	Consolidated Edison Co. of New York, 4.70%, 06/15/09	24,559
100,000	Constellation Energy Group, Inc., 6.35%, 04/01/07	100,868
150,000	Dominion Resources, Inc., Series B, 6.25%, 06/30/12	152,674
200,000	DTE Energy Co., Series A, 6.65%, 04/15/09	205,072
500,000	Exelon Corp., 6.75%, 05/01/11	522,013
		1,286,933
	Food & Staples Retailing — 0.2%
75,000	Albertson’s Inc., 6.95%, 08/01/09	75,828
120,000	Kroger Co. (The), 8.05%, 02/01/10	129,165
100,000	Wal-Mart Stores, Inc., 4.13%, 02/15/11	94,676
		299,669
	Gas Utilities — 0.0% (g)
35,000	Sempra Energy Corp., 4.75%, 05/15/09	34,271
	Insurance — 0.4%
50,000	Ace INA Holdings, Inc., 5.88%, 06/15/14	50,093
175,000	Allstate Corp. (The), 6.13%, 02/15/12	180,497
100,000	American International Group, Inc., 2.88%, 05/15/08	95,290
75,000	Principal Life Income Funding Trusts, 3.20%, 04/01/09	71,111
	Protective Life Secured Trust,
40,000	4.00%, 10/07/09	38,475
75,000	4.00%, 04/01/11	70,085
		505,551
	Media — 0.9%
	Comcast Cable Communications,
100,000	6.88%, 06/15/09	103,417
150,000	8.38%, 05/01/07	154,617
50,000	Comcast Cable Communications Holdings, Inc., 8.38%, 03/15/13	56,232
50,000	COX Communications, Inc., 7.75%, 11/01/10	53,471
150,000	News America, Inc., 6.75%, 01/09/38	153,195
450,000	Time Warner, Inc., 9.13%, 01/15/13	521,006
50,000	Thomson Corp. (The), 4.25%, 08/15/09	48,058
		1,089,996
	Multi-Utilities — 0.3%
250,000	Duke Energy Corp., 6.25%, 01/15/12	257,628
115,000	PSEG Power LLC, 7.75%, 04/15/11	124,938
		382,566
	Office Electronics — 0.1%
75,000	Pitney Bowes, Inc., 3.88%, 06/15/13	67,759
	Oil, Gas & Consumable Fuels — 0.3%
150,000	Conoco Funding Co., 6.35%, 10/15/11	156,399
200,000	Occidental Petroleum Corp., 9.25%, 08/01/19	262,246
		418,645
	Road & Rail — 0.8%
100,000	Burlington Northern Santa Fe Corp., 6.13%, 03/15/09	102,136
150,000	CSX Corp., 7.45%, 05/01/07	152,963
150,000	Norfolk Southern Corp., 7.05%, 05/01/37	169,008
500,000	Union Pacific Corp., 6.65%, 01/15/11	521,131
		945,238
	Thrifts & Mortgage Finance — 0.4%
300,000	Countrywide Financial Corp., Series L, 4.00%, 03/22/11	278,716
	Washington Mutual, Inc.,
125,000	4.20%, 01/15/10	47,759
50,000	4.63%, 04/01/14	114,290
		440,765
	Wireless Telecommunication Services — 0.1%
75,000	New Cingular Wireless Services, Inc., 7.88%, 03/01/11	82,205
	Total Corporate Bonds (Cost $15,178,036)	15,268,291
	Mortgage Pass-Through Securities — 1.8%
	Federal Home Loan Mortgage Corp. Gold Pool,
297,008	4.00%, 08/01/18	277,742
26,194	6.00%, 03/01/13	26,507
151,966	6.50%, 03/01/13 - 11/01/22	155,533
136,367	7.00%, 06/01/13 - 03/01/16	140,170
58,538	8.00%, 10/01/10 - 09/01/26	61,660
	Federal National Mortgage Association Pool,
217,268	5.50%, 12/01/33	212,503
89,572	6.00%, 08/01/13 - 12/01/13	90,772
360,970	6.19%, 09/01/08	364,866
71,542	6.50%, 04/01/13	73,216

JPMorgan Insurance Trust Balanced Portfolio

(formerly JPMorgan Investment Trust Balanced Portfolio)
Schedule of Portfolio Investments (continued)

As of March 31, 2006 (Unaudited)

Principal Amount ($)	Security Description	Value ($)
	Mortgage Pass-Through Securities — Continued Federal Home Loan Mortgage Corp. Gold Pool,
64,480	7.00%, 06/01/13	66,326
50,796	7.50%, 08/01/09 - 10/01/27	52,309
112,129	8.00%, 09/01/08 - 05/01/17	118,040
47,961	8.50%, 11/01/18	50,815
20,580	9.00%, 11/01/06 - 12/01/17	22,046
	Government National Mortgage Association Pool,
74,932	6.50%, 09/15/13	76,878
120,552	7.00%, 07/15/08 - 06/15/28	123,360
16,142	7.50%, 05/15/26 - 01/20/27	16,864
170,365	8.00%, 12/20/10 - 09/15/27	180,573
115,661	8.50%, 10/15/11 - 12/15/22	123,323
	Total Mortgage Pass-Through Securities (Cost $2,202,633)	2,233,503
	U.S. Government Agency Securities — 1.3% Federal Home Loan Bank System,
415,000	5.89%, 03/30/09	423,589
	Federal National Mortgage Association,
585,000	5.38%, 11/15/11	590,391
400,000	7.13%, 06/15/10	429,513
150,000	7.25%, 01/15/10	160,718
	Total U.S. Government Agency Securities (Cost $1,640,760)	1,604,211
	U.S. Treasury Obligations — 9.3%
2,200,000	U.S. Treasury Bonds, 10.38%, 11/15/12	2,386,225
846,302	U.S. Treasury Inflation Indexed Bonds, 3.88%, 01/15/09	886,039
	U.S. Treasury Notes,
2,000,000	2.63%, 11/15/06	1,972,656
1,000,000	5.00%, 08/15/11	1,008,789
	U.S. Treasury STRIPS,
5,000,000	PO, 02/15/12	3,772,460
2,000,000	PO, 02/15/15	1,295,278
300,000	PO, 08/15/15	189,590
	Total U.S. Treasury Obligations (Cost $11,879,510)	11,511,037
	Foreign Government Securities — 0.1% Mexico Government International Bond (Mexico),
80,000	4.63%, 10/08/08	78,280
40,000	6.38%, 01/16/13	41,040
	Total Foreign Government Securities (Cost $120,096)	119,320
	Supranational — 0.4%
475,000	Inter-American Development Bank, 8.40%, 09/01/09 (Cost $498,501)	521,010
	Total Long-Term Investments (Cost $115,253,149)	120,748,007
Shares
	Short-Term Investment — 2.3%
	Investment Company — 2.3%
2,846,599	JPMorgan Liquid Assets Money Market Fund (b) (m) (Cost $2,846,599)	2,846,599
Principal Amount ($)
	Investments of Cash Collateral for Securities Loaned — 10.6%
	Certificates of Deposit — 1.1%
500,000	Credit Suisse First Boston, FRN, 4.90%, 10/17/06	500,000
400,000	Deutsche Bank, New York, FRN, 4.97%, 01/22/08	400,000
499,671	Societe Generale, New York, FRN, 4.77%, 06/20/07	499,671
		1,399,671
	Corporate Notes — 2.5%
400,000	American Express Credit Corp., FRN, 4.76%, 01/15/08	400,000
400,000	Bank of America, FRN, 4.81%, 11/07/06	400,000
600,181	Beta Finance, Inc., FRN, 4.94%, 03/15/07	600,181
650,000	CDC Financial Products, Inc., FRN, 4.98%, 05/01/06	650,000
500,000	Citigroup Global Markets, Inc., FRN, 4.95%, 04/07/06	500,000
500,000	Unicredito Italiano Bank plc (Ireland), FRN, 4.70%, 04/30/07	500,000
		3,050,181
	Commercial Paper — 0.4%
500,000	Morgan Stanley, FRN, 4.96%, 04/17/06	500,000
	Repurchase Agreements — 6.6%
2,254,915	Bank of America Securities LLC, 4.89%, dated 03/31/06, due 04/03/06, repurchase price $2,255,834,	2,254,915
	collateralized by U.S. Government Agency Mortgages.
2,500,000	Barclays Capital, 4.91%, dated 03/31/06, due 04/03/06, repurchase price $2,501,023, collateralized by U.S. Government Agency Mortgages.	2,500,000
1,400,000	Lehman Brothers, Inc., 4.90%, dated 03/31/06, due 04/03/06, repurchase price $1,400,572, collateralized by U.S. Government Agency Mortgages.	1,400,000

Principal Amount ($)	Security Description	Value ($)
	Repurchase Agreements — Continued
2,000,000	Morgan Stanley, 4.90%, dated 03/31/06, due 04/03/06, repurchase price $2,000,817, collateralized by U.S. Government Agency Mortgages.	2,000,000
		8,154,915
	Total Investments of Cash Collateral for Securities Loaned (Cost $13,104,767)	13,104,767
	Total Investments — 110.4% (Cost $131,204,515)	136,699,373
	Other Liabilities in Excess of Assets — (10.4)%	(12,838,874)
	Net Assets — 100.0%	$123,860,499

Percentages indicated are based on net assets.

Abbreviations:
(a)	Non-income producing security.
(b)	Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.
(e)
All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(g)	Amount rounds to less than 0.1%.
(m)	All or portion of this security is segregated for current or potential of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.
ADR	American Depositary Receipt.
CMO	Collateralized Mortgage Obligation.
FRN	Floating Rate Note. The rate shown is the rate in eddect as of March 31, 2006.
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index.
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REIT	Real Estate Investment Trust.
STRIPS	Separate Trading of Registered Interest and Principal Securities.
SUB	Step-Up Bond. The rate shown is the rate in effect as of March 31, 2006.

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,292,224
Aggregate gross unrealized depreciation	(3,797,366)
Net unrealized appreciation/depreciation	$5,494,858
Federal income tax cost of investments	$131,204,515

JPMorgan Insurance Trust Core Bond Portfolio

(formerly JPMorgan Investment Trust Bond Portfolio)
Schedule of Portfolio Investments

As of March 31, 2006 (Unaudited)

Principal Amount ($)	Security Description	Value ($)
	Long-Term Investments — 85.6%
	Asset Backed Securities — 1.1%
150,000	American Express Credit Account Master Trust, Series 2004-3, Class A, 4.35%, 12/15/11	146,469
75,449	AmeriCredit Automobile Receivables Trust, Series 2003-BX, Class A4A, 2.72%, 01/06/10	74,333
	Citibank Credit Card Issuance Trust,
150,000	Series 2002-A1, Class A1, 4.95%, 02/09/09	149,553
450,000	Series 2002-C2, Class C2, 6.95%, 02/18/14	477,061
250,000	Series 2005-B1, Class B1, 4.40%, 09/15/10	244,380
165,000	CNH Equipment Trust, Series 2003-B, Class A4B, 3.38%, 02/15/11	161,205
55,858	Conseco Finance, Series 2001-B, Class 1M1, 7.27%, 04/15/09	56,323
1,019,704	Countrywide Asset-Backed Certificates, Series 2004-AB2, Class A2, FRN, 5.09%, 05/25/36	1,021,014
175,000	Household Automotive Trust, Series 2005-1 Class A4, 4.35%, 06/18/12	170,754
	MBNA Credit Card Master Note Trust,
200,000	Series 2002-C1, Class C1, 6.80%, 07/15/14	211,865
75,000	Series 2003-C1, Class C1, FRN, 6.45%, 06/15/12	79,079
	MBNA Master Credit Card Trust USA,
240,000	Series 1999-J, Class C, 7.85%, 02/15/12 (e)	258,754
200,000	Series 2000-D, Class C, 8.40%, 09/15/09 (e)	205,918
14,142	Residential Asset Mortgage Products, Inc., Series 2001-RS3, Class AI4, SUB, 6.79%, 10/25/31	14,087
	WFS Financial Owner Trust,
228,822	Series 2002-2, Class A4, SUB, 4.50%, 02/20/10	228,912
477,825	Series 2003-4, Class A4, 3.15%, 05/20/11	468,853
	Total Asset Backed Securities (Cost $3,948,875)	3,968,560
	Collateralized Mortgage Obligations — 45.5%
	Agency CMO — 30.0% Federal Home Loan Mortgage Corp.,
28,610	Series 11, Class D, 9.50%, 07/15/19	28,529
15,892	Series 22, Class C, 9.50%, 04/15/20	15,842
4,861	Series 47, Class F, 10.00%, 06/15/20	4,848
2,755	Series 99, Class Z, 9.50%, 01/15/21	2,743
918	Series 128, Class I, 6.50%, 02/15/21	913
3,892	Series 1065, Class J, 9.00%, 04/15/21	3,884
514,424	Series 1113, Class J, 8.50%, 06/15/21	514,240
29,637	Series 1250, Class J, 7.00%, 05/15/22	29,574
51,805	Series 1316, Class Z, 8.00%, 06/15/22	51,695
86,121	Series 1324, Class Z, 7.00%, 07/15/22	86,461
57,171	Series 1343, Class LA, 8.00%, 08/15/22	57,983
66,632	Series 1343, Class LB, 7.50%, 08/15/22	67,203
52,622	Series 1394, Class ID, IF, 9.57%, 10/15/22	55,715
46,926	Series 1395, Class G, 6.00%, 10/15/22	46,880
61,271	Series 1404, Class FA, 4.50%, 11/15/07	60,387
3,381	Series 1465, Class SA, IF, IO, 4.25%, 02/15/08	100
32,586	Series 1505, Class Q, 7.00%, 05/15/23	33,343
63,755	Series 1518, Class G, IF, 4.29%, 05/15/23	60,276
67,974	Series 1541, Class O, FRN, 3.91%, 07/15/23	66,457
29,748	Series 1561, Class TA, PO, 08/15/08	28,252
85,139	Series 1596, Class D, 6.50%, 10/15/13	86,584
25,970	Series 1607, Class SA, IF, 12.85%, 10/15/13	28,000
49,861	Series 1609, Class L, IF, 7.04%, 11/15/23	49,133
33,792	Series 1625, Class SD, IF, 8.50%, 12/15/08	34,855
700,000	Series 1630, Class PK, 6.00%, 11/15/23	703,756
500,000	Series 1638, Class H, 6.50%, 12/15/23	513,940
2,387	Series 1671, Class QC, IF, 10.00%, 02/15/24	2,881
9,174	Series 1685, Class Z, 6.00%, 11/15/23	9,151
12,975	Series 1689, Class SD, IF, 9.27%, 10/15/23	13,336
39,007	Series 1700, Class GA, PO, 02/15/24	34,485
2,100,000	Series 1732, Class K, 6.50%, 05/15/24	2,153,895
165,763	Series 1798, Class F, 5.00%, 05/15/23	161,034
353,565	Series 1863, Class Z, 6.50%, 07/15/26	357,665
4,027	Series 1865, Class D, PO, 02/15/24	2,997
106,260	Series 1900, Class TA, PO, 08/15/08	102,445
10,038	Series 1967, Class PC, PO, 10/15/08	9,590
111,005	Series 1981, Class Z, 6.00%, 05/15/27	110,346
135,939	Series 1987, Class PE, 7.50%, 09/15/27	138,985
105,562	Series 2025, Class PE, 6.30%, 01/15/13	106,841
36,176	Series 2033, Class SN, IF, IO, 16.40%, 03/15/24	8,824
62,520	Series 2038, Class PN, IO, 7.00%, 03/15/28	12,251
174,744	Series 2054, Class PV, 7.50%, 05/15/28	180,979
145,894	Series 2055, Class OE, 6.50%, 05/15/13	148,480
320,700	Series 2064, Class TE, 7.00%, 06/15/28	329,936
228,971	Series 2075, Class PH, 6.50%, 08/15/28	233,046
206,760	Series 2102, Class TU, 6.00%, 12/15/13	209,159
437,718	Series 2115, Class PE, 6.00%, 01/15/14	442,818
89,617	Series 2132, Class PD, 6.00%, 11/15/27	89,972
46,762	Series 2132, Class SB, IF, 10.49%, 03/15/29	48,248
105,115	Series 2134, Class PI, 6.50%, 03/15/19	20,425
27,008	Series 2135, Class UK, IO, 6.50%, 03/15/14	4,226
63,387	Series 2143, Class CD, 6.00%, 02/15/28	63,616
829,000	Series 2172, Class QC, 7.00%, 07/15/29	865,751
411,661	Series 2182, Class ZB, 8.00%, 09/15/29	429,141
86,977	Series 2247, Class Z, 7.50%, 08/15/30	87,585
36,903	Series 2261, Class ZY, 7.50%, 10/15/30	37,413
178,924	Series 2283, Class K, 6.50%, 12/15/23	185,069
12,490	Series 2299, Class G, 7.00%, 05/15/14	12,462
40,499	Series 2306, Class K, PO, 05/15/24	33,887

JPMorgan Insurance Trust Core Bond Portfolio

(formerly JPMorgan Investment Trust Bond Portfolio)
Schedule of Portfolio Investments (continued)

As of March 31, 2006 (Unaudited)

Principal Amount ($)	Security Description	Value ($)
	Agency CMO — Continued Federal Home Loan Mortgage Corp.,
97,197	Series 2306, Class SE, IF, IO, 6.01%, 05/15/24	12,882
16,959	Series 2317, Class VG, 6.50%, 04/15/31	16,940
142,946	Series 2325, Class PM, 7.00%, 06/15/31	149,792
474,168	Series 2344, Class QG, 6.00%, 08/15/16	479,738
740,282	Series 2344, Class ZD, 6.50%, 08/15/31	753,456
128,952	Series 2344, Class ZJ, 6.50%, 08/15/31	131,318
85,499	Series 2345, Class NE, 6.50%, 08/15/31	86,905
834,481	Series 2345, Class PQ, 6.50%, 08/15/16	853,081
24,019	Series 2353, Class PC, 6.50%, 09/15/15	23,971
313,045	Series 2355, Class BP, 6.00%, 09/15/16	316,822
146,397	Series 2359, Class ZB, 8.50%, 06/15/31	165,715
1,047,552	Series 2360, Class PG, 6.00%, 09/15/16	1,058,852
74,050	Series 2362, Class PD, 6.50%, 06/15/20	74,718
49,970	Series 2374, Class PV, 5.50%, 12/15/14	49,961
26,794	Series 2391, Class QE, 5.50%, 05/15/15	26,790
500,000	Series 2391, Class QR, 5.50%, 12/15/16	499,680
500,000	Series 2392, Class PV, 6.00%, 12/15/20	503,849
412,512	Series 2394, Class MC, 6.00%, 12/15/16	417,442
188,208	Series 2410, Class OE, 6.38%, 02/15/32	190,960
240,712	Series 2410, Class QS, IF, 7.15%, 02/15/32	234,647
178,368	Series 2410, Class QX, IF, IO, 3.90%, 02/15/32	15,310
118,143	Series 2412, Class SE, IF, 6.27%, 02/15/09	117,195
100,000	Series 2412, Class SP, IF, 6.60%, 02/15/32	91,918
37,359	Series 2419, Class V, 6.50%, 12/15/12	37,312
361,740	Series 2423, Class MC, 7.00%, 03/15/32	371,580
557,216	Series 2423, Class MT, 7.00%, 03/15/32	572,369
227,841	Series 2435, Class CJ, 6.50%, 04/15/32	234,251
470,000	Series 2435, Class VH, 6.00%, 07/15/19	471,671
408,989	Series 2436, Class MC, 7.00%, 04/15/32	421,194
237,751	Series 2444, Class ES, IF, IO, 3.20%, 03/15/32	14,100
158,501	Series 2450, Class SW, IF, IO, 3.25%, 03/15/32	13,667
173,796	Series 2454, Class BG, 6.50%, 08/15/31	175,685
300,000	Series 2455, Class GK, 6.50%, 05/15/32	306,590
250,324	Series 2460, Class VZ, 6.00%, 11/15/29	251,125
110,445	Series 2461, Class VB, 6.50%, 04/15/18	110,568
282,850	Series 2462, Class JG, 6.50%, 06/15/32	290,130
190,247	Series 2484, Class LZ, 6.50%, 07/15/32	196,810
743	Series 2496, Class LD, 8.50%, 11/15/15	742
942,447	Series 2498, Class UD, 5.50%, 06/15/16	942,904
790,000	Series 2500, Class MC, 6.00%, 09/15/32	783,647
397,612	Series 2500, Class TD, 5.50%, 02/15/16	397,639
150,000	Series 2503, Class BH, 5.50%, 09/15/17	149,641
500,000	Series 2512, Class PG, 5.50%, 10/15/22	485,760
224,653	Series 2513, Class YO, PO, 02/15/32	189,522
500,000	Series 2515, Class DE, 4.00%, 03/15/32	458,209
500,000	Series 2535, Class BK, 5.50%, 12/15/22	495,972
300,000	Series 2543, Class YX, 6.00%, 12/15/32	296,908
500,000	Series 2544, Class HC, 6.00%, 12/15/32	499,785
387,580	Series 2565, Class MB, 6.00%, 05/15/30	389,478
500,000	Series 2575, Class ME, 6.00%, 02/15/33	494,938
208,499	Series 2586, Class WI, IO, 6.50%, 03/15/33	47,063
223,868	Series 2594, Class VA, 6.00%, 03/15/14	225,789
400,000	Series 2594, Class VQ, 6.00%, 08/15/20	399,543
537,558	Series 2597, Class DS, IF, IO, 2.80%, 02/15/33	26,577
780,497	Series 2599, Class DS, IF, IO, 2.25%, 02/15/33	41,500
855,131	Series 2610, Class DS, IF, IO, 2.35%, 03/15/33	49,544
1,169,534	Series 2611, Class SH, IF, IO, 2.90%, 10/15/21	72,898
1,000,000	Series 2611, Class UH, 4.50%, 05/15/18	928,381
500,000	Series 2617, Class GR, 4.50%, 05/15/18	465,353
1,074,480	Series 2626, Class NS, IF, IO, 1.80%, 06/15/23	51,529
500,000	Series 2628, Class WA, 4.00%, 07/15/28	464,657
2,000,000	Series 2630, Class KN, 2.50%, 04/15/13	1,934,192
500,000	Series 2631, Class LC, 4.50%, 06/15/18	466,022
565,735	Series 2636, Class Z, 4.50%, 06/15/18	521,513
199,277	Series 2638, Class DS, IF, 3.85%, 07/15/23	158,332
58,652	Series 2643, Class HI, IO, 4.50%, 12/15/16	5,981
208,439	Series 2643, Class KG, 4.00%, 05/15/18	207,289
1,127,244	Series 2651, Class VZ, 4.50%, 07/15/18	1,037,772
113,787	Series 2656, Class SH, IF, 7.35%, 02/15/25	111,232
372,440	Series 2668, Class SB, IF, 2.98%, 10/15/15	335,489
500,000	Series 2675, Class CK, 4.00%, 09/15/18	447,470
242,085	Series 2682, Class YS, IF, 2.06%, 10/15/33	139,400
274,714	Series 2684, Class TO, PO, 10/15/33	147,244
228,000	Series 2686, Class GB, 5.00%, 05/15/20	224,331
191,467	Series 2691, Class WS, IF, 1.88%, 10/15/33	117,376
1,000,000	Series 2695, Class DE, 4.00%, 01/15/17	930,503
142,073	Series 2705, Class SC, IF, 1.88%, 11/15/33	80,587
216,874	Series 2705, Class SD, IF, 2.89%, 11/15/33	147,569
1,000,000	Series 2715, Class OG, 5.00%, 01/15/23	957,214
1,000,000	Series 2716, Class UN, 4.50%, 12/15/23	917,597
750,000	Series 2727, Class BS, IF, 1.95%, 01/15/34	397,027
44,775	Series 2733, Class GF, FRN, 0.00%, 09/15/33	44,115
500,000	Series 2743, Class HD, 4.50%, 08/15/17	474,915
209,330	Series 2744, Class FE, FRN, 0.00%, 02/15/34	165,431
500,000	Series 2744, Class PD, 5.50%, 08/15/33	507,063
146,065	Series 2753, Class S, IF, 2.50%, 02/15/34	95,849
249,676	Series 2755, Class SA, IF, 4.70%, 05/15/30	227,767
162,551	Series 2766, Class SX, IF, FRN, 2.61%, 03/15/34	110,666
59,746	Series 2769, PO, 03/15/34	34,702
490,052	Series 2776, Class SK, IF, 1.95%, 04/15/34	307,549

Principal Amount ($)	Security Description	Value ($)
	Agency CMO — Continued Federal Home Loan Mortgage Corp.,
55,284	Series 2778, Class BS, IF, 3.88%, 04/15/34	41,090
284,617	Series 2780, Class JG, 4.50%, 04/15/19	263,625
702,000	Series 2809, Class UB, 4.00%, 09/15/17	652,798
150,210	Series 2827, Class SQ, IF, 7.50%, 01/15/19	149,917
106,968	Series 2841, Class GO, PO, 08/15/34	104,319
196,007	Series 2846, PO, 08/15/34	147,589
500,000	Series 2899, Class KB, 4.50%, 03/15/19	463,394
30,996	Series 2925, Class ZM, 5.00%, 01/15/35	30,920
500,000	Series 2931, Class QC, 4.50%, 01/15/19	472,925
215,031	Series 2958, Class KB, 5.50%, 04/15/35	213,857
605,796	Series 2962, Class Z, 4.50%, 04/15/20	604,343
1,000,000	Series 2971, Class GB, 5.00%, 11/15/16	985,520
100,000	Series 2975, Class KO, PO, 05/15/35	56,960
1,000,000	Series 3047, Class OB, 5.50%, 12/15/33	996,167
300,000	Series 3047, Class OD, 5.50%, 10/15/35	288,563
1,000,000	Series 3064, Class OB, 5.50%, 07/15/29	991,837
475,894	Series 3103, Class EA, 6.00%, 06/15/20	478,107
	Federal Home Loan Mortgage Corp. Structured Pass Through Securities,
50,807	Series T-41, Class 3A, 7.50%, 07/25/32	52,530
328,116	Series T-54, Class 2A, 6.50%, 02/25/43	332,637
153,393	Series T-54, Class 3A, 7.00%, 02/25/43	154,760
85,643	Series T-58, Class A, PO, 09/25/43	72,074
669,067	Federal Home Loan Mortgage Corp.- Government National Mortgage Association, Series 8, Class ZA, 7.00%, 03/25/23	682,104
	Federal National Mortgage Association,
145,490	Series 329, Class 1, PO, 12/01/32	106,657
177,720	Series 340, Class 1, PO, 09/01/33	125,288
22,343	Series 1989-83, Class H, 8.50%, 11/25/19	23,650
4,638	Series 1990-1, Class D, 8.80%, 01/25/20	4,938
18,941	Series 1990-10, Class L, 8.50%, 02/25/20	20,065
4,922	Series 1990-93, Class G, 5.50%, 08/25/20	4,878
75	Series 1990-140, Class K, IO, HB, 652.15%, 12/25/20	1,243
8,014	Series 1990-143, Class J, 8.75%, 12/25/20	8,552
161,996	Series 1992-101, Class J, 7.50%, 06/25/22	163,799
61,253	Series 1992-143, Class MA, 5.50%, 09/25/22	61,012
67,850	Series 1993-164, Class SA, IF, 11.27%, 09/25/08	70,831
97,208	Series 1993-164, Class SC, IF, 11.27%, 09/25/08	101,479
11,767	Series 1993-165, Class SD, IF, 7.75%, 09/25/23	11,695
58,679	Series 1993-165, Class SK, IF, 12.50%, 09/25/23	69,262
80,760	Series 1993-167, Class GA, 7.00%, 09/25/23	82,454
37,235	Series 1993-175, Class SA, IF, 12.22%, 09/25/08	39,323
31,561	Series 1993-190, Class S, IF, 9.26%, 10/25/08	32,320
6,206	Series 1993-196, Class FA, FRN, 4.25%, 10/25/08	6,129
9,309	Series 1993-196, Class SB, IF, 2.26%, 10/25/08	9,568
500,000	Series 1993-203, Class PL, 6.50%, 10/25/23	508,615
25,950	Series 1993-205, Class H, PO, 09/25/23	21,375
276,720	Series 1993-225, Class UB, 6.50%, 12/25/23	282,730
9,344	Series 1993-230, Class FA, FRN, 5.44%, 12/25/23	9,498
146,312	Series 1993-233, Class SB, IF, 10.83%, 12/25/08	153,020
604,755	Series 1993-250, Class Z, 7.00%, 12/25/23	620,066
200,031	Series 1993-257, Class C, PO, 06/25/23	174,621
26,061	Series 1994-13, Class SK, IF, 12.35%, 02/25/09	27,973
44,720	Series 1994-33, Class FA, FRN, 4.35%, 03/25/09	44,207
83,206	Series 1995-19, Class Z, 6.50%, 11/25/23	86,681
83,946	Series 1995-2, Class Z, 8.50%, 03/25/25	87,890
15,558	Series 1996-20, Class L, PO, 09/25/08	14,669
31,114	Series 1996-24, Class B, PO, 10/25/08	30,053
27,861	Series 1996-39, Class J, PO, 09/25/08	26,415
22,511	Series 1996-59, Class J, 6.50%, 08/25/22	22,845
223,795	Series 1996-59, Class K, 6.50%, 07/25/23	226,371
850,477	Series 1997-20, Class IB, IO, FRN, 1.84%, 03/25/27	51,755
68,363	Series 1997-39, Class PD, 7.50%, 05/20/27	70,315
161,124	Series 1997-46, Class PL, 6.00%, 07/18/27	162,398
427,704	Series 1997-61, Class ZC, 7.00%, 02/25/23	440,810
172,820	Series 1998-36, Class ZB, 6.00%, 07/18/28	173,284
206,145	Series 1998-43, Class SA, IF, IO, 11.61%, 04/25/23	56,927
33,436	Series 2000-52, IO, 8.50%, 01/25/31	8,136
202,009	Series 2001-28, Class VB, 6.00%, 02/25/20	202,006
336,628	Series 2001-30, Class PM, 7.00%, 07/25/31	351,699
373,355	Series 2001-33, Class ID, IO, 6.00%, 07/25/31	80,122
683,146	Series 2001-36, Class DE, 7.00%, 08/25/31	705,492
79,667	Series 2001-44, Class PD, 7.00%, 09/25/31	82,003
250,000	Series 2001-50, Class VB, 6.50%, 12/25/16	251,734
374,366	Series 2001-52, Class XN, 6.50%, 11/25/15	382,363
476,373	Series 2001-61, Class Z, 7.00%, 11/25/31	492,233
500,000	Series 2001-69, Class PG, 6.00%, 12/25/16	506,197
376,154	Series 2001-71, Class QE, 6.00%, 12/25/16	380,251
1,000,000	Series 2001-74, Class MB, 6.00%, 12/25/16	1,021,937
304,144	Series 2001-78, Class VB, 6.00%, 12/25/15	303,582
149,500	Series 2001-80, Class PE, 6.00%, 07/25/29	150,467

JPMorgan Insurance Trust Core Bond Portfolio

(formerly JPMorgan Investment Trust Bond Portfolio)
Schedule of Portfolio Investments (continued)

As of March 31, 2006 (Unaudited)

Principal Amount ($)	Security Description	Value ($)
	Agency CMO — Continued Federal Home Loan Mortgage Corp.,
196,553	Series 2002-1, Class HC, 6.50%, 02/25/22	200,710
51,483	Series 2002-1, Class SA, IF, 9.53%, 02/25/32	53,811
859,215	Series 2002-2, Class UC, 6.00%, 02/25/17	862,316
500,000	Series 2002-3, Class OG, 6.00%, 02/25/17	506,597
81,152	Series 2002-8, Class SR, IF, 6.12%, 03/25/09	80,588
1,045,805	Series 2002-13, Class SJ, IF, IO, 1.60%, 03/25/32	50,544
800,000	Series 2002-18, Class PC, 5.50%, 04/25/17	799,152
1,000,000	Series 2002-19, Class PE, 6.00%, 04/25/17	1,010,912
500,000	Series 2002-28, Class PK, 6.50%, 05/25/32	510,862
1,000,000	Series 2002-56, Class UC, 5.50%, 09/25/17	995,690
176,618	Series 2002-59, Class VB, 6.50%, 04/25/32	177,475
603,107	Series 2002-62, Class ZE, 5.50%, 11/25/17	594,019
196,693	Series 2002-73, Class S, IF, 4.21%, 11/25/09	188,142
750,000	Series 2002-74, Class LD, 5.00%, 01/25/16	737,375
700,000	Series 2002-74, Class PD, 5.00%, 11/25/15	688,965
400,000	Series 2002-74, Class VB, 6.00%, 11/25/31	401,480
188,830	Series 2002-77, Class S, IF, 5.65%, 12/25/32	170,173
47,247	Series 2002-91, Class UH, IO, 5.50%, 06/25/22	8,097
500,000	Series 2002-93, Class PD, 3.50%, 02/25/29	479,058
500,000	Series 2002-94, Class BK, 5.50%, 01/25/18	495,827
248,709	Series 2003-16, Class PI, IO, 5.00%, 11/25/12	8,239
293,000	Series 2003-22, Class UD, 4.00%, 04/25/33	231,707
250,000	Series 2003-41, Class PE, 5.50%, 05/25/23	248,469
100,000	Series 2003-47, Class PE, 5.75%, 06/25/33	96,044
893,248	Series 2003-52, Class PA, 6.50%, 06/25/35	919,030
72,389	Series 2003-64, Class SX, IF, 2.18%, 07/25/33	44,625
280,267	Series 2003-66, Class PA, 3.50%, 02/25/33	253,906
647,059	Series 2003-68, Class LC, 3.00%, 07/25/22	525,707
775,199	Series 2003-68, Class QP, 3.00%, 07/25/22	711,546
143,170	Series 2003-71, Class DS, IF, 1.30%, 08/25/33	88,627
1,167,041	Series 2003-73, Class GA, 3.50%, 05/25/31	1,083,914
1,329,199	Series 2003-80, Class SY, IF, IO, 2.83%, 06/25/23	99,088
500,000	Series 2003-83, Class PG, 5.00%, 06/25/23	479,476
138,772	Series 2003-91, Class SD, IF, 4.47%, 09/25/33	117,601
250,000	Series 2003-106, Class US, IF, 1.85%, 11/25/23	157,883
500,000	Series 2003-106, Class WE, 4.50%, 11/25/22	464,053
1,000,000	Series 2003-113, Class PC, 4.00%, 03/25/15	959,453
1,303,795	Series 2003-116, Class SB, IF, IO, 2.78%, 11/25/33	67,144
600,000	Series 2003-117, Class JB, 3.50%, 06/25/33	518,331
500,000	Series 2003-128, Class KE, 4.50%, 01/25/14	483,460
500,000	Series 2003-128, Class NG, 4.00%, 01/25/19	445,554
204,242	Series 2003-130, Class SX, IF, 4.29%, 01/25/34	190,039
290,310	Series 2003-132, Class OA, PO, 08/25/33	218,650
700,000	Series 2004-1, Class AC, 4.00%, 02/25/19	623,953
451,975	Series 2004-4, Class QM, IF, 4.56%, 06/25/33	404,249
305,078	Series 2004-10, Class SC, IF, 9.33%, 02/25/34	320,854
164,907	Series 2004-14, Class SD, IF, 1.85%, 03/25/34	102,169
1,000,000	Series 2004-21, Class AE, 4.00%, 04/25/19	884,828
175,199	Series 2004-21, Class CO, PO, 04/25/34	98,228
179,328	Series 2004-22, Class A, 4.00%, 04/25/19	164,282
594,170	Series 2004-25, Class SA, IF, 6.28%, 04/25/34	564,370
1,270,000	Series 2004-27, Class HB, 4.00%, 05/25/19	1,114,102
100,000	Series 2004-36, Class PC, 5.50%, 02/25/34	97,218
510,706	Series 2004-36, Class SA, IF, 6.28%, 05/25/34	490,031
115,538	Series 2004-51, Class SY, IF, 4.60%, 07/25/34	102,086
150,029	Series 2004-61, Class SK, FRN, 8.50%, 11/25/32	154,314
200,000	Series 2004-76, Class CL, 4.00%, 10/25/19	178,785
1,000,000	Series 2004-81, Class AC, 4.00%, 11/25/19	891,295
226,413	Series 2004-92, Class JO, PO, 12/25/34	181,199
123	Series 2004-92, Class JO, IO, HB, 256.68%, 11/01/08	415
883,039	Series 2005-28, Class JA, 5.00%, 04/25/35	841,669
1,000,000	Series 2005-40, Class YA, 5.00%, 09/25/20	985,119
500,000	Series 2005-47, Class AN, 5.00%, 12/25/16	492,430
853,000	Series 2005-68, Class BC, 5.25%, 06/25/35	810,600
1,100,000	Series 2005-68, Class PG, 5.50%, 08/25/35	1,085,251
1,000,000	Series 2005-84, Class XM, 5.75%, 10/25/35	999,745
1,000,000	Series 2005-109, Class PC, 6.00%, 12/25/35	1,006,380
1,500,000	Series 2005-110, Class GJ, 5.50%, 11/25/30	1,488,147
3,000,000	Series 2005-110, Class GK, 5.50%, 08/25/34	2,894,416
1,000,000	Series 2005-110, Class GL, 5.50%, 12/25/35	941,833
700,000	Series 2005-110, Class MN, 5.50%, 06/25/35	682,912
250,000	Series 2006-22, Class AO, PO, 04/25/36	176,818
172,189	Series 2989, PO, 06/15/23	130,250
81,452	Series G92-15, Class Z, 7.00%, 01/25/22	82,899
10,407	Series G92-42, Class Z, 7.00%, 07/25/22	10,721
212,516	Series G92-44, Class ZQ, 8.00%, 07/25/22	223,396
119,220	Series G92-54, Class ZQ, 7.50%, 09/25/22	124,110
7,658	Series G92-59, Class F, FRN, 4.05%, 10/25/22	7,446
19,893	Series G92-61, Class Z, 7.00%, 10/25/22	20,475
204,459	Series G92-66, Class KB, 7.00%, 12/25/22	210,273
60,017	Series G93-1, Class KA, 7.90%, 01/25/23	62,993
63,258	Series G93-17, Class SI, FRN, 6.00%, 04/25/23	62,771
	Federal National Mortgage Association Whole Loan,
237,226	Series 2003-W1, Class 1A1, 6.50%, 12/25/42	240,251
149,210	Series 2003-W1, Class 2A, 7.50%, 12/25/42	154,486
123,739	Series 2003-W8, Class 1A3, 4.75%, 12/25/42	122,389

Principal Amount ($)	Security Description	Value ($)
	Agency CMO — Continued Federal Home Loan Mortgage Corp.,
241,423	Series 2004-W2, Class 2A2, 7.00%, 02/25/44	247,868
	Government National Mortgage Association,
174,744	Series 1994-3, Class PQ, 7.49%, 07/16/24	181,647
500,000	Series 1994-7, Class PQ, 6.50%, 10/16/24	515,510
177,474	Series 1996-16, Class E, 7.50%, 08/16/26	183,372
178,646	Series 1997-8, Class PN, 7.50%, 05/16/27	185,152
206,231	Series 1998-26, Class K, 7.50%, 09/17/25	214,777
939,455	Series 1999-10, Class ZC, 6.50%, 04/20/29	957,806
186,575	Series 1999-41, Class Z, 8.00%, 11/16/29	195,542
115,041	Series 1999-44, Class PC, 7.50%, 12/20/29	119,626
139,567	Series 1999-44, Class ZG, 8.00%, 12/20/29	145,044
100,432	Series 2000-6, Class Z, 7.50%, 02/20/30	103,245
334,815	Series 2000-9, Class ZJ, 8.50%, 02/16/30	359,817
153,000	Series 2000-14, Class PD, 7.00%, 02/16/30	157,283
428,138	Series 2000-21, Class Z, 9.00%, 03/16/30	469,042
83,848	Series 2000-26, Class Z, 7.75%, 09/20/30	85,407
12,362	Series 2000-36, Class IK, IO, 9.00%, 11/16/30	2,882
800,000	Series 2000-36, Class PB, 7.50%, 11/16/30	847,439
148,925	Series 2000-37, Class B, 8.00%, 12/20/30	154,966
38,614	Series 2000-38, Class AH, 7.15%, 12/20/30	39,244
102,892	Series 2001-4, Class SJ, IF, IO, 3.37%, 01/19/30	2,730
318,902	Series 2001-36, Class S, IF, IO, 3.30%, 08/16/31	20,515
200,000	Series 2001-64, Class MQ, 6.50%, 12/20/31	204,521
50,912	Series 2002-24, Class SB, IF, 4.80%, 04/16/32	47,617
91,280	Series 2002-36, Class VB, 6.50%, 07/20/19	91,368
1,250,000	Series 2002-45, Class QE, 6.50%, 06/20/32	1,287,800
284,839	Series 2002-54, Class GB, 6.50%, 08/20/32	290,969
102,071	Series 2002-88, Class LI, IO, 5.50%, 11/20/28	3,833
321,986	Series 2003-4, Class NI, IO, 5.50%, 01/20/32	52,898
32,958	Series 2003-24, PO, 03/16/33	26,461
807,927	Series 2003-76, Class LS, IF, IO, 2.42%, 09/20/31	39,441
894,060	Series 2004-11, Class SW, IF, IO, 0.72%, 02/20/34	24,100
116,626	Series 2004-28, Class S, IF, 6.60%, 04/16/34	109,692
	Vendee Mortgage Trust,
163,136	Series 1994-1, Class 1, VAR, 5.63%, 02/15/24	158,828
435,072	Series 1996-1, Class 1Z, 6.75%, 02/15/26	442,190
244,135	Series 1996-2, Class 1Z, 6.75%, 06/15/26	251,304
920,762	Series 1997-1, Class 2Z, 7.50%, 02/15/27	965,217
248,850	Series 1998-1, Class 2E, 7.00%, 09/15/27	255,447
		103,112,718
	Non-Agency CMO — 15.5%
500,000	American Home Mortgage Investment Trust, Series 2005-3, Class 2A4, FRN, 6.44%, 09/25/35	483,367
550,000	Banc of America Commercial Mortgage, Inc., Series 2005-6, VAR, 5.18%, 09/10/47	538,473
	Banc of America Funding Corp.,
250,881	Series 2003-1, Class A, PO, 09/20/32	185,532
495,667	Series 2003-3, Class 1A33, 5.50%, 10/25/33	476,973
174,361	Series 2004-1, PO, 03/25/34	141,577
1,019,512	Series 2005-E, Class 4A1, FRN, 4.11%, 03/20/35	992,621
1,000,000	Series 2005-6, Class 2A7, 5.50%, 10/25/35	968,422
248,178	Series 2005-7, Class 30, PO, 11/25/35	163,177
	Banc of America Mortgage Securities,
138,586	Series 2002-10, Class A, PO, 11/25/32	119,794
79,610	Series 2003-8, Class A, PO, 11/25/33	57,496
84,295	Series 2004-4, Class A, PO, 05/25/34	63,451
442,335	Series 2004-5, Class 2A2, 5.50%, 06/25/34	395,688
289,581	Series 2004-7, Class 1A19, PO, 08/25/34	191,995
250,000	Series 2004-6, Class 2A5, PO, 07/25/34	117,993
266,124	Series 2004-6, Class A, PO, 07/25/34	169,512
200,000	Series 2004-E, Class 2A5, FRN, 4.11%, 06/25/34	191,235
746,364	Series 2004-J, Class 3A1, FRN, 5.07%, 11/25/34	730,943
	Bank of America Alternative Loan Trust,
314,167	Series 2004-5, Class 3A3, PO, 06/25/34	156,471
173,451	Series 2004-6, Class 15, PO, 07/25/34	130,665
	Bear Stearns Adjustable Rate Mortgage Trust,
520,525	Series 2003-7, Class 3A, VAR, 4.95%, 10/25/33	506,136
100,000	Series 2004-4, Class A4, VAR, 3.51%, 06/25/34	96,879
1,191,343	Series 2006-1, Class 1A1, FRN, 4.63%, 02/25/36	1,164,165
	Bear Stearns Commercial Mortgage Securities,
58,690	Series 2000-WF1, Class A1, 7.64%, 02/15/32	60,394
125,000	Series 2004-T16, Class A2, 3.70%, 02/13/46	120,884
250,000	Series 2005-PWR9, Class AAB, 4.80%, 09/11/42	240,248
360,000	Series 2006-PW11, Class A4, VAR, 5.63%, 03/11/39	359,044
	Citicorp Mortgage Securities, Inc.,
1,753,800	Series 2004-1, Class 3A1, 4.75%, 01/25/34	1,674,014
839,222	Series 2004-5, Class 2A5, 4.50%, 08/25/34	789,805
	Citigroup Mortgage Loan Trust, Inc.,
125,041	Series 2003-UP3, Class A3, 7.00%, 09/25/33	126,917
259,539	Series 2003-UST1, Class A1, 5.50%, 12/25/18	255,889
123,505	Series 2003-UST1, PO, 12/25/18	101,789
77,113	Series 2003-UST1, PO, 2/25/18	63,365
599,133	Series 2005-1, Class 2A1A, VAR, 4.73%, 04/25/35	591,695
	Countrywide Alternative Loan Trust,

JPMorgan Insurance Trust Core Bond Portfolio

(formerly JPMorgan Investment Trust Bond Portfolio)
Schedule of Portfolio Investments (continued)

As of March 31, 2006 (Unaudited)

Principal Amount ($)	Security Description	Value ($)
	Non-Agency CMO — Continued
436,000	Series 2002-8, Class A4, 6.50%, 07/25/32	432,721
122,082	Series 2003-J1, PO, 10/25/33	96,583
576,149	Series 2005-5R, Class A1, 5.25%, 12/25/18	568,901
1,245,542	Series 2004-2CB, Class 1A9, 5.75%, 03/25/34	1,126,161
3,516,972	Series 2005-22T1, Class A2, IF, IO, 0.25%, 06/25/35	18,302
395,968	Series 2005-26CB, Class A10, IF, 4.32%, 07/25/35	374,879
1,181,600	Series 2005-28CB, Class 1A4, 5.50%, 08/25/35	1,122,649
600,000	Series 2005-54CB, Class 1A11, 5.50%, 11/25/35	576,037
3,417,656	Series 2005-J1, Class 1A4, IF, IO, 0.28%, 02/25/35	18,694
	Countrywide Home Loan Mortgage Pass Through Trust,
879,434	Series 2003-26, Class 1A6, 3.50%, 08/25/33	769,851
74,470	Series 2003-34, Class A11, 5.25%, 09/25/33	74,138
186,364	Series 2003-44, Class A6, PO, 10/25/33	127,509
305,180	Series 2003-J7, Class 4A3, IF, 3.58%, 08/25/18	279,594
325,726	Series 2004-7 Class 2A1, FRN, 4.08%, 06/25/34	311,199
216,847	Series 2004-HYB1, Class 2A, VAR, 4.25%, 05/20/34	211,905
267,312	Series 2004-HYB3, Class 2A, VAR, 4.09%, 06/20/34	259,128
953,759	Series 2004-J8, Class 1A2, 4.75%, 11/25/19	912,420
139,139	Series 2004-J8, PO, 11/25/19	103,079
500,000	Series 2005-16, Class A23, 5.50%, 09/25/35	482,454
933,689	Series 2005-22, Class 2A1, FRN, 5.34%, 11/25/35	923,277
	Credit Suisse First Boston Mortgage Securities Corp.,
157,010	Series 2004-5, Class 5P, PO, 08/25/19	117,996
	First Horizon Alternative Mortgage Securities,
262,088	Series 2005-FA8, Class 1A19, 5.50%, 11/25/35	251,766
	First Horizon Asset Securities, Inc.,
500,000	Series, 2003-3, Class 1A4, 3.90%, 05/25/33	466,621
633,236	Series 2004-AR1, Class 2A2, FRN, 5.03%, 04/25/35	621,957
834,853	Series 2004-AR7, Class 2A1, FRN, 4.93%, 02/25/35	823,635
300,000	Series 2004-AR7, Class 2A2, FRN, 4.93%, 02/25/35	292,969
	GMAC Mortgage Corp. Loan Trust,
833,901	Series 2005-AR3, Class 3A3, 4.88%, 06/19/35	823,685
650,000	Series 2005-AR3, Class 3A4, 4.88%, 06/19/35	636,370
	GSR Mortgage Loan Trust,
414,673	Series 2004-6F, Class 1A2, 5.00%, 05/25/34	355,957
1,000,000	Series 2004-6F, Class 3A4, 6.50%, 05/25/34	1,009,901
771,767	Series 2004-10F, Class 2A1, 5.00%, 08/25/19	749,107
52,308	Series 2004-13F, Class 3A3, 6.00%, 11/25/34	52,130
	MASTR Adjustable Rate Mortgages Trust,
484,883	Series 2004-13, Class 2A1, FRN, 3.82%, 04/21/34	471,126
1,100,000	Series 2004-13, Class 3A6, 3.79%, 11/21/34	1,048,969
	MASTR Alternative Loans Trust,
572,396	Series 2003-9, Class 8A1, 6.00%, 01/25/34	562,309
1,665,718	Series 2004-4, Class 10A1, 5.00%, 05/25/24	1,580,318
629,975	Series 2004-6, Class 7A1, 6.00%, 07/25/34	625,250
86,224	Series 2004-7, Class 30, PO, 08/25/34	62,849
701,916	Series 2004-8, Class 6A1, 5.50%, 09/25/19	694,905
848,683	Series 2004-10, Class 1A1, 4.50%, 09/25/19	805,718
	MASTR Asset Securitization Trust,
224,722	Series 2003-4, Class 2A2, 5.00%, 05/25/18	222,234
346,541	Series 2003-12, Class 15, PO, 12/25/18	275,511
393,739	Series 2004-8, PO, 08/25/19	285,112
712,534	Series 2004-10, Class 15, PO, 0/25/19	540,565
406,004	Series 2004-92, Class JO, PO, 07/25/19	300,872
1,197,464	MASTR Resecuritization Trust, Series 2005-3, PO, 05/28/35 (e)	831,115
330,000	Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class ASB, VAR, 4.67%, 06/12/43	314,560
250,502	MortgageIT Trust, Series 2005-1, Class 1A1, FRN, 5.14%, 02/25/35	251,265
182,809	Nomura Asset Acceptance Corp., Series 2004-R2, Class A1, VAR, 6.50%, 10/25/34 (e)	182,943
	Residential Accredit Loans, Inc.,
500,000	Series 2002-QS8, Class A5, 6.25%, 06/25/17	499,358
86,118	Series 2002-QS16, Class A3, IF, 6.55%, 10/25/17	81,577
1,024,520	Series 2003-QS14, Class A1, 5.00%, 07/25/18	993,144
685,915	Series 2003-QR19, Class CB4, 5.75%, 10/25/33	633,828
112,774	Series 2003-QS3, Class A2, IF, 5.90%, 02/25/18	108,355
415,279	Series 2003-QS3, Class A8, IF, IO, 2.78%, 02/25/18	27,375
881,015	Series 2003-QS9, Class A3, IF, IO, 2.73%, 05/25/18	64,147
302,618	Series 2003-QS18, Class A1, 5.00%, 09/25/18	293,540
128,571	Residential Asset Securitization Trust, Series 2003-A14, Class A1, 4.75%, 02/25/19	123,187
	Residential Funding Mortgage Securities I,
540,315	Series 2003-S7, Class A17, 4.00%, 05/25/33	515,696
165,000	Series 2003-S12, Class 4A5, 4.50%, 12/25/32	153,774
442,005	Series 2003-S13, Class 4A5, 2.50%, 06/25/18	420,905
702,867	Series 2005-SA4, Class 1A1, VAR, 5.00%, 09/25/35	695,617
46,736	Salomon Brothers Mortgage Securities VII, Series 2003-UP2, PO, 12/25/18	38,268

Principal Amount ($)	Security Description	Value ($)
	Non-Agency CMO — Continued
400,000	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A4, VAR, 4.99%, 06/25/34	379,800
	Structured Asset Securities Corp.,
500,000	Series 2003-8, Class 1A2, 5.00%, 04/25/18	484,241
373,603	Series 2004-20, Class 1A3, 5.25%, 11/25/34	348,831
450,000	Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A2, 4.04%, 10/15/41	430,708
	Washington Mutual Alternative Mortgage Pass-Through Certificates,
352,239	Series 2002-MS12, Class A, 6.50%, 05/25/32	352,088
4,826,162	Series 2005-2, Class 1A4, IF, IO, 0.23%, 04/25/35	20,237
1,457,408	Series 2005-2, Class 2A3, IF, IO, 0.18%, 04/25/35	4,950
800,000	Series 2005-4, Class CB7, 5.50%, 06/25/35	761,229
	Washington Mutual, Inc.,
184,051	Series 2003-AR4, Class A6, 3.42%, 05/25/33	178,822
115,643	Series 2003-AR8, Class A, FRN, 4.03%, 08/25/33	114,648
379,346	Series 2003-S4, Class 3A, 5.50%, 06/25/33	375,920
452,456	Series 2003-S8, Class A4, 4.50%, 09/25/18	421,636
920,213	Series 2003-S10, Class A5, 5.00%, 10/25/18	886,713
70,786	Series 2003-S10, Class A6, PO, 10/25/18	48,498
160,944	Series 2004-AR3, Class A2, VAR, 4.24%, 06/25/34	156,685
905,378	Series 2004-S3, Class 2A3, IF, 5.59%, 07/25/34	836,569
139,297	Series 2005-4, Class DP, PO, 06/25/20	106,778
450,048	Series 2005-6, Class 2A4, 5.50%, 08/25/35	444,040
	Wells Fargo Mortgage Backed Securities Trust,
150,000	Series 2003-8, Class A9, 4.50%, 08/25/18	141,022
111,664	Series 2003-11 1A, PO, 10/25/18	89,553
663,000	Series 2003-11, Class 1A4, 4.75%, 10/25/18	634,829
698,828	Series 2003-K, Class 1A2, FRN, 4.49%, 11/25/33	660,829
146,798	Series 2003-17, Class 2A4, 5.50%, 01/25/34	142,051
404,732	Series 2004-7, Class 2A2, 5.00%, 07/25/19	392,842
846,395	Series 2004-BB, Class A4, FRN, 4.57%, 01/25/35	828,842
793,075	Series 2004-EE, Class 3A1, FRN, 3.99%, 12/25/34	769,218
929,135	Series 2004-P, Class 2A1, FRN, 4.22%, 09/25/34	902,549
600,000	Series 2004-S, Class A5, FRN, 3.54%, 09/25/34	570,635
430,402	Series, 2005-AR10, Class 2A4, FRN, 4.11%, 06/25/35	418,528
431,423	Series 2005-AR16, Class 2A1, 4.95%, 10/25/35	426,891
		53,452,758
	Total Collateralized Mortgage Obligations (Cost $161,255,973)	156,565,476
	Corporate Bonds — 8.8%
	Aerospace & Defense — 0.1%
135,000	Northrop Grumman Corp., 7.13%, 02/15/11	143,756
77,317	Systems 2001 AT LLC, 7.16%, 12/15/11 (e)	79,925
		223,681
	Airlines — 0.3%
85,000	American Airlinies, Inc., Series 1999-1, 7.02%, 04/15/11	87,763
275,000	Delta Air Lines, Inc., Series 2000-1, 7.57%, 05/18/12 (d)	275,000
86,163	Southwest Airlines Co., Series 2001-1, 5.10%, 11/01/07	86,155
	United AirLines, Inc.,
297,314	Series 2001-1, 6.07%, 09/01/14	293,944
157,153	Series 2001-1, 6.20%, 03/01/10	155,582
		898,444
	Automobiles — 0.1%
350,000	DaimlerChrysler NA Holding Corp., 7.20%, 09/01/09	365,461
	Capital Markets — 1.4%
400,000	Bear Stearns Cos. (The), 3.25%, 03/25/09	377,636
	Credit Suisse First Boston USA, Inc.,
50,000	4.88%, 01/15/15	47,126
150,000	5.50%, 08/15/13	148,683
500,000	6.13%, 11/15/11	513,601
	Goldman Sachs Group, Inc.,
200,000	3.88%, 01/15/09	192,761
375,000	4.75%, 07/15/13	354,271
150,000	5.25%, 10/15/13	146,032
400,000	6.88%, 01/15/11	422,244
	Lehman Brothers Holdings, Inc.,
100,000	4.00%, 01/22/08	97,789
100,000	4.80%, 03/13/14	94,803
175,000	6.63%, 01/18/12	184,107
	Merrill Lynch & Co., Inc.,
200,000	3.70%, 04/21/08	194,341
100,000	4.79%, 08/04/10	97,232
150,000	5.45%, 07/15/14	147,927
200,000	Series C, 4.13%, 01/15/09	194,011
	Morgan Stanley,
400,000	4.75%, 04/01/14	373,197
300,000	6.60%, 04/01/12	314,757
640,000	6.75%, 04/15/11	673,696

JPMorgan Insurance Trust Core Bond Portfolio

(formerly JPMorgan Investment Trust Bond Portfolio)
Schedule of Portfolio Investments (continued)

As of March 31, 2006 (Unaudited)

Principal Amount ($)	Security Description	Value ($)
	Capital Markets — Continued
150,000	State Street Corp., 7.65%, 06/15/10	162,009
		4,736,223
	Chemicals — 0.0% (g)
150,000	Dow Chemical Co. (The), 6.13%, 02/01/11	153,974
	Commercial Banks — 1.1% Bank of America Corp.,
200,000	3.88%, 01/15/08	195,368
200,000	5.25%, 12/01/15	193,992
570,000	7.80%, 02/15/10	616,346
75,000	Branch Banking & Trust Co. Wilson North Carolina, 4.88%, 01/15/13	72,505
200,000	First Bank NA, 6.50%, 02/01/08	204,540
250,000	Firstar Bank NA, 7.13%, 12/01/09	264,177
50,000	HSBC Holdings plc (United Kingdom), 7.35%, 11/27/32	57,111
250,000	Huntington National Bank, 8.00%, 04/01/10	270,713
200,000	Keycorp, Series G, 4.70%, 05/21/09	197,060
75,000	Popular North America, Inc., 4.25%, 04/01/08	73,146
190,000	Royal Bank of Canada (Canada), 3.88%, 05/04/09	182,677
250,000	Suntrust Bank, 6.38%, 04/01/11	259,644
100,000	US Bancorp, 7.50%, 06/01/26	116,720
100,000	Wachovia Bank NA, 7.80%, 08/18/10	108,966
	Wachovia Corp.,
240,000	3.50%, 08/15/08	231,033
150,000	3.63%, 02/17/09	143,315
260,000	Wells Fargo & Co., 3.13%, 04/01/09	244,490
250,000	Wells Fargo Bank NA, 7.55%, 06/21/10	270,773
		3,702,576
	Commercial Services & Supplies — 0.0% (g)
100,000	PHH Corp., 7.13%, 03/01/13	101,747
	Computers & Peripherals — 0.0% (g)
150,000	International Business Machines Corp., 5.39%, 01/22/09	150,275
	Consumer Finance — 0.8%
100,000	American Express Credit Co., 3.00%, 05/16/08	95,517
	General Motors Acceptance Corp.,
240,000	6.13%, 09/15/06	238,893
360,000	7.25%, 03/02/11	341,152
	HSBC Finance Corp.,
500,000	5.88%, 02/01/09	506,956
200,000	6.40%, 06/17/08	204,379
500,000	6.50%, 11/15/08	514,029
200,000	7.88%, 03/01/07	204,372
	International Lease Finance Corp.,
60,000	4.50%, 05/01/08	58,995
40,000	5.88%, 05/01/13	40,235
165,000	6.38%, 03/15/09	168,906
	SLM Corp.,
300,000	4.00%, 01/15/10	282,948
100,000	Series A, 5.38%, 01/15/13	98,643
		2,755,025
	Diversified Financial Services — 1.8% Associates Corp. N.A.,
200,000	8.15%, 08/01/09	216,083
250,000	8.55%, 07/15/09	272,818
100,000	CIT Group, Inc., 7.75%, 04/02/12	110,224
	Citigroup, Inc.,
150,000	4.70%, 05/29/15	140,687
300,000	5.63%, 08/27/12	301,630
800,000	Ford Motor Credit Co., 7.38%, 10/28/09	752,106
	General Electric Capital Corp.,
200,000	6.75%, 03/15/32	222,716
500,000	7.38%, 01/19/10	533,498
150,000	Series A, 3.50%, 05/01/08	144,929
175,000	Series A, 4.25%, 01/15/08	172,148
170,000	Series A, 5.00%, 02/15/07	169,762
300,000	Series A, 5.88%, 02/15/12	306,484
200,000	Series A, 6.00%, 06/15/12	205,399
150,000	HSBC Finance Corp., 5.00%, 06/30/15	141,576
	John Hancock Global Funding II,
100,000	3.50%, 01/30/09 (e)	95,277
100,000	7.90%, 07/02/10 (e)	110,014
	MassMutual Global Funding II,
160,000	3.25%, 06/15/07 (e)	155,482
200,000	3.50%, 03/15/10 (e)	185,955
885,000	National Rural Utilities Cooperative Finance Corp., 6.00%, 05/15/06	885,958
	New York Life Global Funding,
75,000	3.88%, 01/15/09 (e)	72,230
250,000	5.38%, 09/15/13 (e)	248,208
300,000	Principal Life Global Funding I, 6.25%, 02/15/12 (e)	310,452
100,000	Toyota Motor Credit Corp., 2.88%, 08/01/08	94,930
130,000	Textron Financial Corp., 5.13%, 02/03/11	127,719
100,000	Washington Mutual Financial Corp., 6.88%, 05/15/11	106,019
		6,082,304
	Diversified Telecommunication Services — 0.8%
325,140	Bellsouth Telecommunications, 6.30%, 12/15/15	328,922

Principal Amount ($)	Security Description	Value ($)
	Diversified Telecommunication Services — Continued
400,000	British Telecommunications plc (United Kingdom), 8.38%, 12/15/10	446,157
180,000	France Telecom S.A. (France), 7.75%, 03/01/11	196,580
150,000	Nynex Capital Funding Co., Series B, SUB, 8.23%, 10/15/09	160,853
	Sprint Capital Corp.,
500,000	6.00%, 01/15/07	502,373
100,000	8.38%, 03/15/12	112,990
60,000	8.75%, 03/15/32	75,015
115,000	Telus Corp. (Canada), 8.00%, 06/01/11	126,842
650,000	Verizon Global Funding Corp., 7.25%, 12/01/10	690,186
100,000	Verizon Pennsylvania, Inc., 8.35%, 12/15/30	111,892
100,000	Verizon Virginia, Inc., Series A, 4.63%, 03/15/13	91,365
		2,843,175
	Electric Utilities — 0.4%
41,000	American Electric Power Co., Inc., Series A, 6.13%, 05/15/06	41,043
100,000	Carolina Power & Light Co., 5.13%, 09/15/13	97,007
165,000	Constellation Energy Group, Inc., 6.35%, 04/01/07	166,432
130,000	DTE Energy Co., Series A, 6.65%, 04/15/09	133,297
	Duke Energy Corp.,
125,000	4.20%, 10/01/08	121,278
150,000	5.63%, 11/30/12	150,177
150,000	Exelon Generation Co., LLC, 6.95%, 06/15/11	158,339
675,000	Virginia Electric & Power Co., Series A, 5.38%, 02/01/07	674,028
		1,541,601
	Food & Staples Retailing — 0.0% (g)
150,000	Kroger Co. (The), 8.05%, 02/01/10	161,456
	Gas Utilities — 0.0% (g)
80,000	KeySpan Gas East Corp., 7.88%, 02/01/10	86,386
	Hotels, Restaurants & Leisure — 0.0% (g)
50,000	Harrah’s Operating Co., Inc., 8.00%, 02/01/11	54,258
	Industrial Conglomerates — 0.2%
250,000	General Electric Co., 5.00%, 02/01/13	243,175
100,000	Raychem Corp., 7.20%, 10/15/08	103,222
	Tyco International Group S.A. (Bermuda),
200,000	6.38%, 10/15/11	205,317
50,000	6.75%, 02/15/11	52,004
		603,718
	Insurance — 0.6%
130,000	American International Group, Inc., 4.25%, 05/15/13	120,211
	ASIF Global Financing,
250,000	3.90%, 10/22/08 (e)	241,468
300,000	4.90%, 01/17/13 (e)	289,436
200,000	Jackson National Life Global Funding, 6.13%, 05/30/12 (e)	206,997
100,000	Metropolitan Life Global Funding I, 5.20%, 09/18/13 (e)	98,280
150,000	MGIC Investment Corp., 6.00%, 03/15/07	150,303
	Monumental Global Funding II,
150,000	4.38%, 07/30/09 (e)	145,433
	Monumental Global Funding III,
200,000	5.20%, 01/30/07 (e)	199,920
100,000	Nationwide Financial Services, 6.25%, 11/15/11	102,867
145,000	Pacific Life Global Funding, 3.75%, 01/15/09 (e)	140,388
	Protective Life Secured Trust,
85,000	4.00%, 10/07/09	81,759
200,000	4.00%, 04/01/11	186,894
		1,963,956
	Media — 0.4%
125,000	Comcast Cable Communications, 7.13%, 06/15/13	132,341
150,000	Comcast Corp., 5.50%, 03/15/11	148,362
100,000	COX Communications, Inc., 7.75%, 11/01/10	106,942
335,000	Tele-Communications-TCI Group, 9.80%, 02/01/12	394,770
	Time Warner Cos., Inc.,
120,000	8.18%, 08/15/07	124,267
100,000	9.15%, 02/01/23	120,238
150,000	Time Warner Entertainment Co. LP, 10.15%, 05/01/12	178,988
		1,205,908
	Multi-Utilities — 0.0% (g)
70,000	Commonwealth Edison Co., 6.95%, 07/15/18	72,555
65,000	PSEG Power LLC, 7.75%, 04/15/11	70,617
		143,172
	Oil & Gas — 0.0% (g)
100,000	Conoco Funding Co., 5.45%, 10/15/06	100,070
	Oil, Gas & Consumable Fuels — 0.1%
125,000	ConocoPhillips, 8.75%, 05/25/10	140,283
	Paper & Forest Products — 0.1% International Paper Co.,
165,000	4.00%, 04/01/10	154,445
55,000	4.25%, 01/15/09	53,055

JPMorgan Insurance Trust Core Bond Portfolio

(formerly JPMorgan Investment Trust Bond Portfolio)
Schedule of Portfolio Investments (continued)

As of March 31, 2006 (Unaudited)

Principal Amount ($)	Security Description	Value ($)
	Paper & Forest Products — Continued International Paper Co.,
65,000	Union Camp Corp., 6.50%, 11/15/07	65,937
100,000	Weyerhaeuser Co., 6.75%, 03/15/12	104,102
		377,539
	Real Estate — 0.1%
165,000	EOP Operating LP, 6.75%, 02/15/12	171,982
30,000	ERP Operating LP, 4.75%, 06/15/09	29,379
		201,361
	Road & Rail — 0.1% Burlington Northern Santa Fe Corp.,
60,000	6.13%, 03/15/09	61,282
150,000	7.13%, 12/15/10	160,076
		221,358
	Thrifts & Mortgage Finance — 0.3% Countrywide Home Loans, Inc.,
50,000	3.25%, 05/21/08	47,846
200,000	Series E, 7.20%, 10/30/06	202,025
250,000	Series L, 4.00%, 03/22/11	232,263
250,000	Washington Mutual Bank FA, 5.65%, 08/15/14	245,618
90,000	Washington Mutual, Inc., 4.20%, 01/15/10	85,966
300,000	World Savings Bank FSB, 4.50%, 06/15/09	292,524
		1,106,242
	Wireless Telecommunication Services — 0.1%
100,000	Bellsouth Corp., 5.20%, 09/15/14	95,636
	New Cingular Wireless Services, Inc.,
50,000	7.50%, 05/01/07	51,136
150,000	7.88%, 03/01/11	164,410
		311,182
	Total Corporate Bonds (Cost $30,083,713)	30,231,375
	Mortgage Pass-Through Securities — 10.1% Federal Home Loan Mortgage Corp. Conventional Pools,
92,493	10.00%, 01/01/20 - 09/01/20	101,097
9,477	12.00%, 07/01/19	10,202
401,459	ARM, 4.68%, 03/01/35	394,006
	Federal Home Loan Mortgage Corp. Gold Pools,
2,316,454	4.00%, 05/01/14 - 09/01/35	2,153,416
652,746	4.13%, 04/01/34	636,935
907,742	4.50%, 08/01/18 - 05/01/19	867,273
1,773,835	5.50%, 10/01/33 - 07/01/35	1,735,337
564,010	6.00%, 12/01/22 - 01/01/34	565,738
1,772,880	6.50%, 10/01/17 - 11/01/34	1,812,333
1,477,968	7.00%, 01/01/17 - 04/01/35	1,521,124
67,511	7.50%, 09/01/10	68,893
56,618	8.50%, 11/01/15	59,794
7,731	9.00%, 06/01/10	8,118
	Federal National Mortgage Association Pools,
417,177	3.00%, 09/01/31	351,616
821,697	3.50%, 09/01/18 - 06/01/19	747,783
6,734,183	4.00%, 09/01/13 - 02/01/18	6,319,320
3,370,244	4.50%, 07/01/18 - 02/01/35	3,189,691
735,918	4.73%, 05/01/35	731,580
670,463	5.00%, 06/01/18 - 09/01/35	640,902
3,720,145	5.50%, 04/01/33 - 01/01/34	3,638,559
3,015,105	6.00%, 03/01/18 - 09/01/33	3,035,033
2,780,309	6.50%, 03/01/19 - 10/01/35	1,515,350
45,924	7.00%, 08/01/32	47,566
569,301	8.00%, 11/01/12 - 11/01/28	603,384
294,672	8.50%, 12/01/07 - 06/01/30	316,503
159,366	9.00%, 12/01/06 - 04/01/25	172,241
41,521	10.00%, 08/01/21	45,450
748,869	ARM, 3.87%, 07/01/33	728,492
1,010,303	ARM, 4.20%, 01/01/34 - 10/01/34	989,290
23,253	ARM, 4.73%, 03/01/29	23,363
1,260,611	ARM, 4.87%, 01/01/35	1,247,711
201,511	ARM, 4.92%, 04/01/34	201,014
9,554	ARM, 5.47%, 03/01/19	9,587
	Government National Mortgage Association Pools,
25,602	6.50%, 10/15/28	26,574
47,119	7.00%, 06/15/33	49,624
20,714	7.50%, 09/15/28	21,752
176,744	8.00%, 01/15/16 - 05/15/28	188,278
8,314	8.50%, 05/20/25	8,989
1,834	9.00%, 10/15/30	1,991
	Total Mortgage Pass-Through Securities (Cost $35,445,563)	34,785,909
	U.S. Government Agency Securities — 1.5% Federal Home Loan Bank System,
1,000,000	4.25%, 04/16/07	991,135
2,345,105	4.72%, 09/20/12	2,265,225
	Federal National Mortgage Association,
200,000	6.00%, 05/15/08	203,696
255,000	6.25%, 02/01/11	264,461
1,300,000	6.63%, 09/15/09	1,359,957
	Total U.S. Government Agency Securities (Cost $5,199,445)	5,084,474
	U.S. Treasury Obligations — 18.2% U.S. Treasury Bonds,
300,000	6.25%, 08/15/23 (m)	340,242

Principal Amount ($)	Security Description	Value ($)
	U.S. Treasury Obligations — Continued U.S. Treasury Bonds,
150,000	7.63%, 02/15/25	196,066
550,000	7.88%, 02/15/21	710,016
300,000	8.13%, 05/15/21	396,070
2,400,000	8.75%, 05/15/17 (m)	3,167,438
800,000	9.88%, 11/15/15 (m)	1,101,813
5,290,000	10.38%, 11/15/12 (m)	5,737,788
1,350,000	11.75%, 11/15/14 (m)	1,656,229
3,450,000	12.00%, 08/15/13	3,998,091
300,000	13.25%, 05/15/14 (m)	372,433
	U.S. Treasury Inflation Indexed Bonds,
674,243	3.63%, 04/15/28	828,793
120,900	3.88%, 01/15/09	126,577
	U.S. Treasury Notes,
3,000,000	3.00%, 11/15/07	2,913,984
375,000	3.38%, 02/15/08	365,244
500,000	3.50%, 05/31/07	492,324
1,500,000	3.50%, 12/15/09	1,433,438
250,000	3.63%, 04/30/07	246,758
200,000	3.63%, 07/15/09	192,766
200,000	3.63%, 01/15/10	191,734
405,000	5.75%, 08/15/10	419,760
1,000,000	6.13%, 08/15/07	1,016,406
400,000	6.50%, 10/15/06	403,328
2,150,000	6.50%, 02/15/10 (m)	2,274,550
	U.S. Treasury STRIPS,
1,000,000	PO, 11/15/09	837,540
1,845,000	PO, 02/15/11	1,464,683
705,000	PO, 08/15/11	545,985
650,000	PO, 05/15/12	487,762
900,000	PO, 11/15/12	653,755
3,600,000	PO, 02/15/13	2,580,163
1,000,000	PO, 05/15/13	708,073
1,000,000	PO, 08/15/13	698,533
3,500,000	PO, 02/15/14 (m)	2,380,560
5,750,000	PO, 05/15/14 (m)	3,863,310
3,000,000	PO, 08/15/14 (m)	1,989,477
2,600,000	PO, 11/15/14 (m)	1,703,182
825,000	PO, 02/15/15 (m)	534,302
245,000	PO, 05/15/15	156,740
360,000	PO, 08/15/15	227,508
4,985,000	PO, 11/15/15	3,111,733
5,820,000	PO, 02/15/16 (m)	3,582,134
1,215,000	PO, 05/15/16	736,492
200,000	PO, 08/15/16	119,622
900,000	PO, 11/15/16	531,116
2,750,000	PO, 02/15/17	1,602,827
5,050,000	PO, 05/15/17	2,900,745
2,900,000	PO, 11/15/17	1,621,071
800,000	PO, 05/15/18	435,106
750,000	PO, 02/15/19	391,837
100,000	PO, 02/15/22	44,698
500,000	PO, 02/15/23	212,430
	Total U.S. Treasury Obligations (Cost $63,782,654)	62,703,232
	Municipal Bonds — 0.1%
250,000	State of Illinois, Taxable Pension, GO, 5.10%, 06/01/33	233,898 (Cost $250,000)
	Foreign Government Securities — 0.3%
400,000	Province of Quebec (Canada), 5.75%, 02/15/09	405,368
	United Mexican States (Mexico),
150,000	4.63%, 10/08/08	146,775
50,000	6.38%, 01/16/13	51,300
100,000	6.63%, 03/03/15	104,450
325,000	Series A, 7.50%, 04/08/33	363,675
	Total Foreign Government Securities (Cost $1,017,861)	1,071,568
	Supranational — 0.0% (g)
50,000	Corp. Andina de Fomento, 5.20%, 05/21/13 (Cost $49,841)	48,486
	Total Long-Term Investments (Cost $301,033,925)	294,692,978
Shares
	Short-Term Investment — 14.1%
	Investment Company — 14.1%
48,663,444	JPMorgan Liquid Assets Money Market Fund (b (Cost $48,663,444)	48,663,444
Principal Amount ($)
	Investments of Cash Collateral for Securities Loaned — 9.5%
	Certificates of Deposit — 0.9%
1,000,000	Credit Suisse First Boston, FRN, 4.90%, 10/17/06	1,000,000
1,000,000	Deutsche Bank, New York, FRN, 4.97%, 01/22/08	1,000,000
999,342	Societe Generale, New York, FRN, 4.77%, 06/20/07	999,342

JPMorgan Insurance Trust Core Bond Portfolio

(formerly JPMorgan Investment Trust Bond Portfolio)
Schedule of Portfolio Investments (continued)

As of March 31, 2006 (Unaudited)

Principal Amount ($)	Security Description	Value ($)
	Certificates of Deposit — Continued
		2,999,342
	Commercial Paper — 0.3%
1,000,000	Morgan Stanley, FRN, 4.96%, 04/17/06	1,000,000
	Corporate Notes — 1.9%
1,000,000	Bank of America, FRN, 4.81%, 11/07/06	1,000,000
	Beta Finance, Inc.,
100,000	FRN, 4.87%, 01/15/08	100,000
1,000,302	FRN, 4.94%, 03/15/07	1,000,302
1,000,000	CDC Financial Products Inc., FRN, 4.98%, 05/01/06	1,000,000
1,300,000	Citigroup Global Markets Inc., FRN, 4.95%, 04/07/06	1,300,000
1,000,134	Links Finance LLC, FRN, 4.92%, 10/06/06	1,000,134
1,000,000	Unicredito Italiano Bank plc (Ireland), FRN, 4.70%, 04/30/07	1,000,000
		6,400,436
	Repurchase Agreements — 6.4%
1,371,120	Banc of America Securities LLC, 4.89%, dated 03/31/06, due 04/03/06, repurchase price $1,371,679, collateralized by U.S. Government Agency Mortgages	1,371,120
4,000,000	Barclays Capital, Inc., 4.91%, dated 03/31/06, due 04/03/06, repurchase price $4,001,637, collateralized by U.S. Government Agency Mortgages	4,000,000
2,500,000	Citigroup Global Markets, Inc., 4.93%, dated 03/31/06, due 04/03/06, repurchase price $2,501,027, collateralized by	2,500,000
	Asset Backed Securities
2,500,000	Greenwich Capital, 4.95%, dated 03/31/06, due 04/03/06, repurchase price $2,501,031, collateralized by Asset Backed	2,500,000
	Securities
4,000,000	Lehman Brothers, Inc., 4.89%, dated 03/31/06, due 04/03/06, repurchase price $4,001,630, collateralized by U.S. Government Agency Mortgages	4,000,000
4,000,000	Morgan Stanley & Co, Inc., 4.90%, dated 03/31/06, due 04/03/06, repurchase price $4,001,633, collateralized by U.S. Government Agency Mortgages	4,000,000
4,000,000	UBS Securities LLC, 4.89%, dated 03/31/06, due 04/03/06, repurchase price $4,001,630, collateralized by U.S. Government Agency Mortgages	4,000,000
		22,371,120
	Total Investments of Cash Collateral for Securities Loaned (Cost $32,770,898)	32,770,898
	Total Investments — 109.2% (Cost $382,468,267)	376,127,320
	Other Liabilities in Excess of Assets — (9.2)%	(31,712,675)
	Net Assets — 100.0%	$344,414,645

Percentages indicated are based on net assets.

Abbreviations:
(b)	Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.
(d)	Issuer is in default.
(e)
All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(g)	Amount rounds to less than 0.1%.
(m)
All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

ARM	Adjustable Rate Mortgage.
CMO	Collateralized Mortgage Obligation.
FRN	Floating Rate Note. The rate shown is the rate in eddect as of March 31, 2006.
GO	General Obligation.
HB
High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the REMIC trust and allocating them to the small principal of the HB class.

IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index.
IO
Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

STRIPS	Separate Trading of Registered Interest and Principal Securities.
SUB	Step-Up Bond. The rate shown is the rate in effect as of March 31, 2006.
VAR	Variable. The interest rate shown is the rate in effect at March 31, 2006.

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,706,710
Aggregate gross unrealized depreciation	(9,047,657)
Net unrealized appreciation/depreciation	$(6,340,947)
Federal income tax cost of investments	$382,468,267

JPMorgan Insurance Trust Diversified Equity
Portfolio

(formerly JPMorgan Investment Trust Diversified Equity Portfolio)
Schedule of Portfolio Investments

As of March 31, 2006 (Unaudited)

Shares	Security Description	Value ($)
	Long-Term Investments — 99.0%
	Common Stocks — 99.0%
	Aerospace & Defense — 2.1%
6,100	Boeing Co.	475,373
18,900	Honeywell International, Inc.	808,353
33,570	United Technologies Corp.	1,946,053
		3,229,779
	Air Freight & Logistics — 0.8%
11,180	FedEx Corp.	1,262,669
	Auto Components — 0.5%
9,000	Johnson Controls, Inc.	683,370
	Beverages — 2.1%
63,040	Coca-Cola Co. (The)	2,639,485
26,370	Coca-Cola Enterprises, Inc.	536,366
		3,175,851
	Biotechnology — 1.7%
22,312	Amgen, Inc. (a)	1,623,198
8,900	Charles River Laboratories International, Inc. (a)	436,278
12,900	MedImmune, Inc. (a)	471,882
		2,531,358
	Capital Markets — 2.3%
40,100	Bank of New York Co., Inc. (The)	1,445,204
31,932	Morgan Stanley	2,005,968
		3,451,172
	Chemicals — 2.2%
25,570	Air Products & Chemicals, Inc.	1,718,048
29,860	Praxair, Inc.	1,646,779
		3,364,827
	Commercial Banks — 5.2%
67,537	Bank of America Corp.	3,075,635
11,430	Compass Bancshares, Inc.	578,472
9,900	Marshall & Ilsley Corp.	431,442
13,900	Regions Financial Corp.	488,863
46,520	U.S. Bancorp	1,418,860
28,658	Wells Fargo & Co.	1,830,386
		7,823,658
	Communications Equipment — 3.9%
85,900	Cisco Systems, Inc. (a)	1,861,453
42,900	Corning, Inc. (a)	1,154,439
22,000	Nokia OYJ (Finland) ADR	455,840
37,300	QUALCOMM, Inc.	1,887,753
30,400	Tellabs, Inc. (a)	483,360
		5,842,845
	Computers & Peripherals — 3.6%
8,010	Apple Computer, Inc. (a)	502,387
10,369	Dell, Inc. (a)	308,581
75,700	EMC Corp. (a)	1,031,791
62,770	Hewlett-Packard Co.	2,065,133
18,252	International Business Machines Corp.	1,505,242
		5,413,134
	Consumer Finance — 1.4%
39,995	American Express Co.	2,101,737
	Diversified Financial Services — 5.2%
16,920	CIT Group, Inc.	905,558
119,234	Citigroup, Inc.	5,631,422
30,889	Lazard Ltd., Class A (Bermuda)	1,366,838
		7,903,818
	Diversified Telecommunication Services — 3.1%
50,438	AT&T, Inc. (m)	1,363,844
54,638	Sprint Nextel Corp.	1,411,846
57,792	Verizon Communications, Inc.	1,968,396
		4,744,086
	Electric Utilities — 2.9%
24,200	Edison International	996,556
61,000	Northeast Utilities	1,191,330
32,700	PPL Corp.	961,380
69,300	Xcel Energy, Inc.	1,257,795
		4,407,061
	Energy Equipment & Services — 1.1%
16,000	Halliburton Co.	1,168,320
7,000	Transocean, Inc. (Cayman Islands) (a)	562,100
		1,730,420
	Food & Staples Retailing — 0.9%
18,200	Safeway, Inc.	457,184
29,370	Sysco Corp.	941,309
		1,398,493
	Food Products — 0.7%
25,200	Kellogg Co.	1,109,808
	Health Care Equipment & Supplies — 2.0%
22,400	Baxter International, Inc.	869,344
32,000	Medtronic, Inc.	1,624,000

JPMorgan Insurance Trust Diversified Equity
Portfolio

(formerly JPMorgan Investment Trust Diversified Equity Portfolio)
Schedule of Portfolio Investments (continued)

As of March 31, 2006 (Unaudited)

Shares	Security Description	Value ($)
	Health Care Equipment & Supplies — Continued
10,900	St. Jude Medical, Inc. (a)	446,900
		2,940,244
	Health Care Providers & Services — 3.5%
27,720	Aetna, Inc.	1,362,161
9,040	HCA, Inc.	413,942
13,750	McKesson Corp.	716,787
14,240	Medco Health Solutions, Inc. (a)	814,813
10,500	UnitedHealth Group, Inc.	586,530
17,820	WellPoint, Inc. (a)	1,379,803
		5,274,036
	Hotels, Restaurants & Leisure — 1.5%
8,320	Carnival Corp.	394,118
17,500	Hilton Hotels Corp.	445,550
12,100	International Game Technology	426,162
14,230	McDonald’s Corp.	488,943
7,100	Starwood Hotels & Resorts Worldwide, Inc.	480,883
		2,235,656
	Household Durables — 0.7%
12,350	Lennar Corp., Class A	745,693
3,440	Mohawk Industries, Inc. (a)	277,677
		1,023,370
	Household Products — 1.6%
40,507	Procter & Gamble Co.	2,334,013
	Industrial Conglomerates — 4.4%
189,375	General Electric Co.	6,586,463
	Insurance — 4.8%
33,830	AMBAC Financial Group, Inc.	2,692,868
57,900	Genworth Financial, Inc., Class A	1,935,597
19,670	Hartford Financial Services Group, Inc.	1,584,419
23,020	Renaissance Re Holdings Ltd. (Bermuda)	1,004,132
		7,217,016
	Internet & Catalog Retail — 0.8%
29,520	eBay, Inc. (a)	1,153,051
	Internet Software & Services — 0.6%
1,900	Google, Inc., Class A (a)	741,000
7,000	Yahoo!, Inc. (a)	225,820
		966,820
	IT Services — 1.0%
11,190	Affiliated Computer Services, Inc., Class A (a)	667,595
10,350	Infosys Technologies Ltd. (India) ADR	805,851
		1,473,446
	Machinery — 2.4%
20,300	Danaher Corp.	1,290,065
7,900	Deere & Co.	624,495
24,300	Eaton Corp.	1,773,171
		3,687,731
	Media — 3.7%
37,980	CBS Corp., Class B	910,760
20,370	E.W. Scripps Co., Class A	910,743
17,110	Gannett Co., Inc.	1,025,231
84,160	News Corp., Class A	1,397,898
34,380	Viacom, Inc., Class B (a)	1,333,944
		5,578,576
	Metals & Mining — 0.8%
27,600	Alcan, Inc. (Canada)	1,262,148
	Multi-Utilities — 0.4%
16,800	SCANA Corp.	659,232
	Multiline Retail — 2.1%
16,600	Dollar Tree Stores, Inc. (a)	459,322
35,680	Kohl’s Corp. (a)	1,891,397
14,677	Target Corp.	763,351
		3,114,070
	Oil, Gas & Consumable Fuels — 8.3%
3,000	Anadarko Petroleum Corp.	303,030
9,030	Apache Corp.	591,555
27,270	Chevron Corp.	1,580,842
20,450	ConocoPhillips	1,291,418
5,700	EOG Resources, Inc.	410,400
89,309	Exxon Mobil Corp.	5,435,346
13,760	Occidental Petroleum Corp.	1,274,864
6,600	Schlumberger Ltd. (Netherlands)	835,362
13,500	Valero Energy Corp.	807,030
		12,529,847
	Pharmaceuticals — 6.1%
35,800	Abbott Laboratories	1,520,426
7,200	Barr Pharmaceuticals, Inc. (a)	453,456
24,800	Bristol-Myers Squibb Co.	610,328
11,540	Eli Lilly & Co.	638,162
20,820	Johnson & Johnson	1,232,960
37,900	Merck & Co., Inc.	1,335,217
55,379	Pfizer, Inc.	1,380,045
8,560	Sepracor, Inc. (a)	417,814
34,450	Wyeth	1,671,514
		9,259,922

Shares	Security Description	Value ($)
	Real Estate — 0.8%
14,100	Apartment Investment & Management Co. REIT	661,290
25,100	Host Marriott Corp. REIT	537,140
		1,198,430
	Road & Rail — 1.2%
14,050	CSX Corp.	840,190
18,100	Norfolk Southern Corp.	978,667
		1,818,857
	Semiconductors & Semiconductor Equipment — 2.5%
42,630	Altera Corp. (a)	879,883
9,700	Broadcom Corp., Class A (a)	418,652
11,900	Intersil Corp., Class A	344,148
2,500	Marvell Technology Group Ltd. (Bermuda) (a)	135,250
63,600	Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan) ADR	639,816
39,800	Texas Instruments, Inc.	1,292,306
		3,710,055
	Software — 3.3%
124,405	Microsoft Corp.	3,385,060
110,940	Oracle Corp. (a)	1,518,769
		4,903,829
	Specialty Retail — 2.3%
7,700	Abercrombie & Fitch Co.	448,910
11,270	Home Depot, Inc.	476,721
14,030	Lowe’s Cos., Inc.	904,093
48,920	Staples, Inc.	1,248,438
17,700	TJX Cos., Inc.	439,314
		3,517,476
	Textiles, Apparel & Luxury Goods — 1.1%
14,280	Coach, Inc. (a)	493,802
13,060	Nike, Inc., Class B	1,111,406
		1,605,208
	Thrifts & Mortgage Finance — 1.3%
17,340	Countrywide Financial Corp.	636,378
21,391	Freddie Mac	1,304,851
		1,941,229
	Tobacco — 2.1%
45,458	Altria Group, Inc.	3,221,154
	Total Common Stocks (Cost $137,635,895)	149,385,966
	Short-Term Investment — 0.4%
	Investment Company — 0.4%
537,520	JPMorgan Liquid Assets Money Market Fund (b) (m) (Cost $537,520)	537,520
Principal Amount ($)
	Investments for Cash Collateral for Securities Loaned — 5.2%
	Certificates of Deposit — 1.8%
135,000	Credit Suisse First Boston, FRN, 4.90%, 10/17/06	135,000
1,400,000	Deutsche Bank New York, FRN, 4.97%, 01/22/08	1,400,000
1,249,177	Societe Generale, New York, FRN, 4.77%, 06/20/07	1,249,177
		2,784,177
	Commercial Paper — 1.0%
989,053	Cedar Springs Capital Company LLC, 4.58%, 04/20/06	989,053
500,000	Morgan Stanley, FRN, 4.96%, 04/17/06	500,000
		1,489,053
	Corporate Notes — 0.9%
800,000	Bank of America, FRN, 4.81%, 11/07/06	800,000
300,000	Citigroup Global Markets, Inc., FRN, 4.95%, 04/07/06	300,000
200,027	Links Finance LLC, FRN, 4.92%, 10/06/06	200,027
		1,300,027
	Repurchase Agreements — 1.5%
47,944	Banc of America Securities LLC, 4.89%, dated 03/31/06, due 04/03/06, repurchase price $47,964, collateralized by U.S. Government Agency Mortgages.	47,944
1,000,000	Barclays Capital, 4.91%, dated 03/31/06, due 04/03/06, repurchase price $1,000,409, collateralized by U.S. Government Agency Mortgages.	1,000,000
1,200,000	Lehman Brothers, Inc., 5.00%, dated 03/31/06, due 04/03/06, repurchase price $1,200,500, collateralized by U.S. Government Agency Mortgages.	1,200,000
		2,247,944
	Total Investments of Cash Collateral for Securities Loaned (Cost $7,821,201)	7,821,201
	Total Investments — 104.6% (Cost $145,994,616)	157,744,686
	Liabilities in Excess of Other Assets — (4.6%)	(6,913,204)
	Net Assets — 100.0%	$150,831,482

Percentages indicated are based on net assets.

JPMorgan Insurance Trust Diversified Equity
Portfolio

(formerly JPMorgan Investment Trust Diversified Equity Portfolio)
Schedule of Portfolio Investments (continued)

As of March 31, 2006 (Unaudited)

Abbreviations:
(a)	Non-income producing security.
(b)	Investment in affiliate. Money Market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.
(m)
All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

ADR	American Depositary Receipt.
FRN	Floating Rate Note. The rate shown is the rate in effect as of March 31, 2006.
REIT	Real Estate Investment Trust.

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$14,984,125
Aggregate gross unrealized depreciation	(3,234,055)
Net unrealized appreciation/depreciation	$11,750,070
Federal income tax cost of investments	$145,994,616

JPMorgan Insurance Trust Intrepid Mid Cap
Portfolio

(formerly JPMorgan Investment Trust Diversified Mid Cap Portfolio)
Schedule of Portfolio Investments

As of March 31, 2006 (Unaudited)

Shares	Security Description	Value ($)
	Long-Term Investments — 98.9%
	Common Stocks — 98.9%
	Aerospace & Defense — 0.6%
5,700	Northrop Grumman Corp.	389,253
	Airlines — 0.5%
17,500	Southwest Airlines Co.	314,825
	Auto Components — 0.6%
28,675	Goodyear Tire & Rubber Co. (The) (a)	415,214
	Biotechnology — 0.7%
17,300	Applera Corp. Applied Biosystems Group	469,522
	Building Products — 0.8%
5,625	USG Corp. (a)	534,150
	Capital Markets — 3.0%
5,263	Affiliated Managers Group, Inc. (a)	561,088
9,750	American Capital Strategies Ltd.	342,810
25,784	E*Trade Financial Corp. (a)	695,652
15,450	Raymond James Financial, Inc.	456,702
		2,056,252
	Commercial Banks — 4.0%
17,650	Colonial BancGroup, Inc. (The)	441,250
18,500	Keycorp	680,800
3,800	PNC Financial Services Group, Inc.	255,778
4,700	UnionBanCal Corp.	329,752
8,350	Wachovia Corp.	468,018
6,800	Zions Bancorp	562,564
		2,738,162
	Commercial Services & Supplies — 2.9%
12,400	Education Management Corp. (a)	515,840
12,325	Equifax, Inc.	458,983
7,800	HNI Corp.	460,200
16,000	R.R. Donnelley & Sons Co.	523,520
		1,958,543
	Communications Equipment — 1.7%
12,075	Adtran, Inc.	316,124
11,290	Harris Corp.	533,904
18,100	Tellabs, Inc. (a)	287,789
		1,137,817
	Computers & Peripherals — 1.2%
6,100	SanDisk Corp. (a)	350,872
24,575	Western Digital Corp. (a)	477,492
		828,364
	Construction Materials — 0.8%
8,675	Eagle Materials, Inc.	553,118
	Consumer Finance — 1.2%
14,425	AmeriCredit Corp. (a)	443,280
9,525	CompuCredit Corp. (a)	350,615
		793,895
	Diversified Financial Services — 0.9%
10,900	CIT Group, Inc.	583,368
	Diversified Telecommunication Services — 1.4%
15,140	AT&T, Inc.	409,386
13,425	CenturyTel, Inc.	525,186
		934,572
	Electric Utilities — 2.3%
14,625	Edison International	602,258
19,225	PPL Corp.	565,215
7,900	TXU Corp.	353,604
		1,521,077
	Electronic Equipment & Instruments — 2.4%
14,050	Arrow Electronics, Inc. (a)	453,394
18,050	Avnet, Inc. (a)	458,109
12,200	Jabil Circuit, Inc. (a)	522,892
4,300	Thomas & Betts Corp. (a)	220,934
		1,655,329
	Energy Equipment & Services — 2.4%
11,400	Helix Energy Solutions Group, Inc. (a)	432,060
6,700	Maverick Tube Corp. (a)	355,033
14,500	Pride International, Inc. (a)	452,110
10,300	Todco, Class A (a)	405,923
		1,645,126
	Food & Staples Retailing — 1.5%
31,200	Kroger Co. (The) (a)	635,232
15,050	Safeway, Inc.	378,056
		1,013,288
	Food Products — 1.1%
22,775	Archer-Daniels-Midland Co.	766,379
	Gas Utilities — 1.3%
10,100	AGL Resources, Inc.	364,105
15,200	Oneok, Inc.	490,200
		854,305
	Health Care Providers & Services — 6.0%
12,500	AmerisourceBergen Corp.	603,375
11,350	Community Health Systems, Inc. (a)	410,303
9,701	Coventry Health Care, Inc. (a)	523,660
6,425	Express Scripts, Inc. (a)	564,758
10,200	Health Net, Inc. (a)	518,364
10,675	Humana, Inc. (a)	562,039

JPMorgan Insurance Trust Intrepid Mid Cap
Portfolio

(formerly JPMorgan Investment Trust Diversified Mid Cap Portfolio)
Schedule of Portfolio Investments (continued)

As of March 31, 2006 (Unaudited)

Shares	Security Description	Value ($)
	Health Care Providers & Services — Continued
4,500	Pediatrix Medical Group, Inc. (a)	461,880
10,100	Sierra Health Services, Inc. (a)	411,070
		4,055,449
	Hotels, Restaurants & Leisure — 3.0%
6,050	Choice Hotels International, Inc.	276,969
13,700	Darden Restaurants, Inc.	562,111
13,775	GTECH Holdings Corp.	469,039
11,800	International Game Technology	415,596
		1,723,715
	Household Durables — 4.3%
5,825	Black & Decker Corp.	506,134
7,900	Lennar Corp., Class A	477,002
21,300	Newell Rubbermaid, Inc.	536,547
600	NVR, Inc. (a)	443,370
9,200	Stanley Works (The)	466,072
5,600	Whirlpool Corp.	512,232
		2,941,357
	Household Products — 0.6%
8,125	Energizer Holdings, Inc. (a)	430,625
	Industrial Conglomerates — 1.0%
6,350	Teleflex, Inc.	454,851
3,000	Walter Industries, Inc.	199,860
		654,711
	Insurance — 4.6%
9,800	American Financial Group, Inc.	407,778
10,950	Assurant, Inc.	539,288
10,000	CNA Financial Corp. (a)	318,400
9,625	First American Corp.	376,915
13,650	HCC Insurance Holdings, Inc.	475,020
12,600	Philadelphia Consolidated Holding Co. (a)	430,164
9,475	W.R. Berkley Corp.	550,118
		3,097,683
	IT Services — 2.5%
15,100	Acxiom Corp.	390,184
18,300	Ceridian Corp. (a)	465,735
9,800	Global Payments, Inc.	519,498
12,100	Sabre Holdings Corp., Class A	284,713
		1,660,130
	Machinery — 3.4%
5,434	Cummins, Inc.	571,113
7,300	Parker-Hannifin Corp.	588,453
5,700	Reliance Steel & Aluminum Co.	535,344
7,225	Terex Corp.	572,509
		2,267,419
	Media — 2.4%
4,900	Gannett Co., Inc.	293,608
10,200	John Wiley & Sons, Inc., Class A	386,070
8,000	Meredith Corp.	446,320
4,722	NTL, Inc. (a)	137,457
4,400	Omnicom Group, Inc.	366,300
		1,629,755
	Metals & Mining — 3.6%
6,900	Freeport-McMoRan Copper & Gold, Inc., Class B	412,413
7,200	Nucor Corp.	754,488
9,050	Phelps Dodge Corp.	728,797
6,675	Southern Copper Corp.	563,904
		2,459,602
	Multi-Utilities — 2.8%
12,675	Energen Corp.	443,625
17,600	Energy East Corp.	427,680
13,650	MDU Resources Group, Inc.	456,593
13,975	National Fuel Gas Co.	457,261
12,725	Sempra Energy	591,204
		2,376,363
	Multiline Retail — 1.7%
9,200	J.C. Penney Co., Inc.	555,772
14,900	Nordstrom, Inc.	583,782
		1,139,554
	Oil, Gas & Consumable Fuels — 5.0%
9,000	Frontier Oil Corp.	534,150
5,450	Marathon Oil Corp.	415,127
4,475	Occidental Petroleum Corp.	414,609
7,675	Sunoco, Inc.	595,350
7,525	Tesoro Corp.	514,258
7,786	Valero Energy Corp.	465,447
10,300	W&T Offshore, Inc.	415,193
		3,354,134
	Pharmaceuticals — 3.6%
8,675	Barr Pharmaceuticals, Inc. (a)	546,352
14,425	Endo Pharmaceuticals Holdings, Inc. (a)	473,284
28,750	King Pharmaceuticals, Inc. (a)	495,937
8,775	Kos Pharmaceuticals, Inc. (a)	419,182
9,475	Omnicare, Inc.	521,030
		2,455,785
	Real Estate — 6.7%
9,650	AMB Property Corp. REIT	523,705

Shares	Security Description	Value ($)
	Real Estate — Continued
7,275	CB Richard Ellis Services, Inc., Class A (a)	587,093
10,050	CBL & Associates Properties, Inc. REIT	426,623
8,400	Colonial Properties Trust REIT	421,092
11,520	General Growth Properties, Inc. REIT	562,982
9,700	Hospitality Properties Trust REIT	423,599
9,700	Host Marriott Corp. REIT	207,580
6,800	Jones Lang LaSalle, Inc.	520,472
5,000	Simon Property Group, Inc. REIT	420,700
13,775	Ventas, Inc. REIT	457,054
		4,550,900
	Road & Rail — 1.7%
5,025	Burlington Northern Santa Fe Corp.	418,733
13,785	Norfolk Southern Corp.	745,355
		1,164,088
	Semiconductors & Semiconductor Equipment — 4.9%
22,625	Freescale Semiconductor, Inc., Class B (a)	628,296
10,025	Lam Research Corp. (a)	431,075
15,225	MEMC Electronic Materials, Inc. (a)	562,107
19,700	Micron Technology, Inc. (a)	289,984
21,250	National Semiconductor Corp.	591,600
11,750	Nvidia Corp. (a)	672,805
19,400	ON Semiconductor Corp. (a)	140,844
		3,316,711
	Software — 2.5%
22,050	BMC Software, Inc. (a)	477,603
27,625	Cadence Design Systems, Inc. (a)	510,786
7,150	Fair Isaac Corp.	283,283
18,425	Sybase, Inc. (a)	389,136
		1,660,808
	Specialty Retail — 3.7%
18,775	American Eagle Outfitters, Inc.	560,621
9,965	Barnes & Noble, Inc.	460,881
8,700	Burlington Coat Factory Warehouse Corp.	395,415
14,900	Claire’s Stores, Inc.	541,019
10,800	Sherwin-Williams Co. (The)	533,952
		2,491,888
	Thrifts & Mortgage Finance — 2.0%
6,225	Downey Financial Corp.	418,943
5,600	Golden West Financial Corp.	380,240
8,650	Radian Group, Inc.	521,162
		1,320,345
	Tobacco — 1.6%
10,700	Loews Corp. - Carolina Group	505,789
5,500	Reynolds American, Inc.	580,250
		1,086,039
	Total Common Stocks (Cost $56,309,435)	66,999,620
	Short-Term Investment — 0.5%
	Investment Company — 0.5%
318,694	JPMorgan Liquid Assets Money Market Fund (b) (m) (Cost $318,694)	318,694
Principal Amount ($)
	Investments of Cash Collateral for Securities Loaned — 13.7%
	Certificates of Deposit — 1.7%
350,000	Credit Suisse First Boston, FRN, 4.90%, 10/17/06	350,000
400,000	Deutsche Bank, New York, FRN, 4.97%, 01/22/08	400,000
399,737	Societe Generale, New York, FRN, 4.77%, 06/20/07	399,737
		1,149,737
	Commercial Paper — 0.7%
500,000	Morgan Stanley, FRN, 4.96%, 04/17/06	500,000
	Corporate Notes — 4.1%
400,000	American Express Credit Corp., FRN, 4.76%, 01/15/08	400,000
500,000	Bank of America, FRN 4.81%, 11/07/06	500,000
500,151	Beta Finance, Inc., FRN, 4.94%, 03/15/07	500,151
500,000	CDC Financial Products, Inc., FRN, 4.98%, 05/01/06	500,000
	Citigroup Global Markets Holding, Inc.,
300,000	FRN, 4.95%, 04/07/06	300,000
39,502	FRN, 5.00%, 12/12/06	39,502
450,060	Links Finance LLC, FRN, 4.92%, 10/06/06	450,060
59,253	MBIA Global Funding LLC, FRN, 4.92%, 01/26/07	59,253
		2,748,966
	Repurchase Agreements — 7.2%
883,248	Banc of America Securities LLC, 4.89%, dated 03/31/06, due 04/03/06, repurchase price $883,608, collateralized by U.S. Government Agency Mortgages	883,248
1,000,000	Barclays Capital, 4.91%, dated 03/31/06, due 04/03/06, repurchase price $1,000,409, collateralized by U.S. Government Agency Mortgages	1,000,000

JPMorgan Insurance Trust Intrepid Mid Cap
Portfolio

(formerly JPMorgan Investment Trust Diversified Mid Cap Portfolio)
Schedule of Portfolio Investments (continued)

As of March 31, 2006 (Unaudited)

Shares	Security Description	Value ($)
	Repurchase Agreements — Continued
750,000	Lehman Brothers, Inc., 4.89%, dated 03/31/06, due 04/03/06, repurchase price $750,306, collateralized by U.S. Government Agency Mortgages	750,000
1,000,000	Lehman Brothers, Inc., 5.00%, dated 03/31/06, due 04/03/06, repurchase price $1,000,417, collateralized by various equity securities	1,000,000
500,000	Morgan Stanley & Co., Inc., 4.90%, dated 03/31/06, due 04/03/06, repurchase price $500,204, collateralized by U.S. Government Agency Mortgages	500,000
750,000	UBS Securities LLC, 4.89%, dated 03/31/06, due 04/03/06, repurchase price $750,306, collateralized by U.S. Government Agency Mortgages	750,000
		4,883,248
	Total Investments of Cash Collateral for Securities Loaned (Cost $9,281,951)	9,281,951
	Total Investments — 113.1% (Cost $65,910,080)	76,600,265
	Liabilities in Excess of Other Assets — (13.1)%	(8,871,430)
	Net Assets — 100.0%	$67,728,835

Percentages indicated are based on net assets.

Abbreviations:
(a)	Non-income producing security.
(b)	Investment in affiliate. Money Market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.
(m)
All or a portion of this security is segregated for current or potential holding of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

FRN	Floating Rate Note. The rate shown is the rate in effect as of March 31, 2006.
REIT	Real Estate Investment Trust.

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,384,992
Aggregate gross unrealized depreciation	(694,807)
Net unrealized appreciation/depreciation	$10,690,185
Federal income tax cost of investments	$65,910,080

JPMorgan Insurance Trust Equity Index Portfolio

(formerly JPMorgan Investment Trust Equity Index Portfolio)
Schedule of Portfolio Investments

As of March 31, 2006 (Unaudited)

Shares	Security Description	Value ($)
	Long-Term Investments — 99.3%
	Common Stocks — 99.3%
	Aerospace & Defense — 2.4%
9,339	Boeing Co.	727,788
4,678	General Dynamics Corp.	299,298
1,434	Goodrich Corp.	62,537
9,691	Honeywell International, Inc.	414,484
1,409	L-3 Communications Holdings, Inc.	120,878
4,174	Lockheed Martin Corp.	313,593
4,095	Northrop Grumman Corp.	279,648
5,197	Raytheon Co.	238,230
2,008	Rockwell Collins, Inc.	113,151
11,842	United Technologies Corp.	686,481
		3,256,088
	Air Freight & Logistics — 1.0%
3,541	FedEx Corp.	399,921
713	Ryder System, Inc.	31,928
12,741	United Parcel Service, Inc., Class B	1,011,381
		1,443,230
	Airlines — 0.1%
8,252	Southwest Airlines Co.	148,453
	Auto Components — 0.2%
713	Cooper Tire & Rubber Co.	10,224
2,065	Goodyear Tire & Rubber Co. (The) (a)	29,901
2,262	Johnson Controls, Inc.	171,754
		211,879
	Automobiles — 0.3%
21,736	Ford Motor Co.	173,019
6,590	General Motors Corp.	140,169
3,184	Harley-Davidson, Inc.	165,186
		478,374
	Beverages — 2.0%
9,053	Anheuser-Busch Cos., Inc.	387,197
965	Brown-Forman Corp., Class B	74,276
24,028	Coca-Cola Co. (The)	1,006,052
3,534	Coca-Cola Enterprises, Inc.	71,882
2,298	Constellation Brands, Inc., Class A (a)	57,565
669	Molson Coors Brewing Co., Class B	45,907
1,578	Pepsi Bottling Group, Inc.	47,955
19,317	PepsiCo, Inc.	1,116,329
		2,807,163
	Biotechnology — 1.4%
13,634	Amgen, Inc. (a)	991,873
2,142	Applera Corp.- Applied Biosystems Group	58,134
4,010	Biogen Idec, Inc. (a)	188,871
1,271	Chiron Corp. (a)	58,225
3,027	Genzyme Corp. (a)	203,475
5,387	Gilead Sciences, Inc. (a)	335,179
2,979	MedImmune, Inc. (a)	108,972
		1,944,729
	Building Products — 0.2%
2,084	American Standard Cos., Inc.	89,320
4,858	Masco Corp.	157,836
		247,156
	Capital Markets — 3.4%
8,995	Bank of New York Co., Inc. (The)	324,180
1,387	Bear Stearns Cos., Inc. (The)	192,377
12,032	Charles Schwab Corp. (The)	207,071
4,872	E*Trade Financial Corp. (a)	131,447
985	Federated Investors, Inc., Class B	38,464
1,779	Franklin Resources, Inc.	167,653
5,090	Goldman Sachs Group, Inc.	798,926
2,505	Janus Capital Group, Inc.	58,041
3,153	Lehman Brothers Holdings, Inc.	455,703
4,838	Mellon Financial Corp.	172,233
10,710	Merrill Lynch & Co., Inc.	843,520
12,524	Morgan Stanley	786,758
2,156	Northern Trust Corp.	113,190
3,883	State Street Corp.	234,650
1,538	T. Rowe Price Group, Inc.	120,287
		4,644,500
	Chemicals — 1.5%
2,592	Air Products & Chemicals, Inc.	174,156
834	Ashland, Inc.	59,281
11,280	Dow Chemical Co. (The)	457,968
946	Eastman Chemical Co.	48,416
2,128	Ecolab, Inc.	81,290
10,728	El Du Pont de Nemours & Co.	452,829
1,438	Engelhard Corp.	56,959
1,311	Hercules, Inc. (a)	18,092
926	International Flavors & Fragrances, Inc.	31,780
3,139	Monsanto Co.	266,030
1,934	PPG Industries, Inc.	122,519
3,765	Praxair, Inc.	207,640
1,680	Rohm & Haas Co.	82,102
781	Sigma-Aldrich Corp.	51,382
275	Tronox, Inc., Class B (a)	4,680

JPMorgan Insurance Trust Equity Index Portfolio

(formerly JPMorgan Investment Trust Equity Index Portfolio)
Schedule of Portfolio Investments (continued)

As of March 31, 2006 (Unaudited)

Shares	Security Description	Value ($)
	Chemicals — Continued
		2,115,124
	Commercial Banks — 5.8%
4,037	AmSouth Bancorp	109,201
54,170	Bank of America Corp.	2,466,902
6,248	BB&T Corp.	244,922
1,900	Comerica, Inc.	110,143
1,446	Compass Bancshares, Inc.	73,182
6,479	Fifth Third Bancorp	255,013
1,463	First Horizon National Corp.	60,934
2,906	Huntington Bancshares, Inc.	70,122
4,731	Keycorp	174,101
927	M&T Bank Corp.	105,808
2,444	Marshall & Ilsley Corp.	106,510
6,390	National City Corp.	223,011
5,547	North Fork Bancorp, Inc.	159,920
3,401	PNC Financial Services Group, Inc.	228,921
5,320	Regions Financial Corp.	187,104
4,319	SunTrust Banks, Inc.	314,250
3,648	Synovus Financial Corp.	98,824
21,010	U.S. Bancorp	640,805
18,922	Wachovia Corp.	1,060,578
19,542	Wells Fargo & Co.	1,248,148
1,213	Zions Bancorp	100,351
		8,038,750
	Commercial Services & Supplies — 0.9%
2,551	Allied Waste Industries, Inc. (a)	31,224
1,644	Apollo Group, Inc., Class A (a)	86,326
1,283	Avery Dennison Corp.	75,030
11,761	Cendant Corp.	204,053
1,606	Cintas Corp.	68,448
1,508	Equifax, Inc.	56,158
3,820	H&R Block, Inc.	82,703
1,470	Monster Worldwide, Inc. (a)	73,294
2,651	Pitney Bowes, Inc.	113,807
2,524	R.R. Donnelley & Sons Co.	82,585
1,998	Robert Half International, Inc.	77,143
6,438	Waste Management, Inc.	227,261
		1,178,032
	Communications Equipment — 3.0%
1,360	ADC Telecommunications, Inc. (a) (m)	34,802
1,862	Andrew Corp. (a)	22,865
4,862	Avaya, Inc. (a)	54,941
6,791	CIENA Corp. (a)	35,381
71,733	Cisco Systems, Inc. (a)	1,554,454
2,353	Comverse Technology, Inc. (a)	55,366
18,026	Corning, Inc. (a)	485,080
19,547	JDS Uniphase Corp. (a)	81,511
52,116	Lucent Technologies, Inc. (a)	158,954
29,152	Motorola, Inc.	667,872
19,316	QUALCOMM, Inc.	977,583
5,247	Tellabs, Inc. (a)	83,427
		4,212,236
	Computers & Peripherals — 3.6%
9,931	Apple Computer, Inc. (a)	622,872
27,444	Dell, Inc. (a)	816,733
27,723	EMC Corp. (a)	377,864
3,084	Gateway, Inc. (a)	6,754
32,993	Hewlett-Packard Co.	1,085,470
18,285	International Business Machines Corp.	1,507,964
1,268	Lexmark International, Inc., Class A (a)	57,542
2,126	NCR Corp. (a)	88,846
4,363	Network Appliance, Inc. (a)	157,199
1,877	QLogic Corp. (a)	36,320
40,364	Sun Microsystems, Inc. (a)	207,067
		4,964,631
	Construction & Engineering — 0.1%
1,008	Fluor Corp.	86,486
	Construction Materials — 0.1%
1,176	Vulcan Materials Co.	101,900
	Consumer Finance — 0.9%
14,433	American Express Co.	758,454
3,507	Capital One Financial Corp.	282,384
4,861	SLM Corp.	252,480
		1,293,318
	Containers & Packaging — 0.2%
1,214	Ball Corp.	53,210
1,224	Bemis Co.	38,654
1,666	Pactiv Corp. (a)	40,884
945	Sealed Air Corp.	54,687
1,296	Temple-Inland, Inc.	57,737
		245,172
	Distributors — 0.1%
2,015	Genuine Parts Co.	88,317
	Diversified Financial Services — 3.7%
2,918	Ameriprise Financial, Inc.	131,485
2,328	CIT Group, Inc.	124,595
58,216	Citigroup, Inc.	2,749,542
40,656	JPMorgan Chase & Co. (q)	1,692,916
2,843	Moody’s Corp.	203,161

Shares	Security Description	Value ($)
	Diversified Financial Services — Continued
3,254	Principal Financial Group	158,795
		5,060,494
	Diversified Telecommunication Services — 2.8%
4,522	Alltel Corp.	292,799
45,252	AT&T, Inc. (m)	1,223,614
1,528	CenturyTel, Inc.	59,775
3,838	Citizens Communications Co.	50,930
18,089	Qwest Communications International, Inc. (a)	123,005
34,606	Sprint Nextel Corp.	894,219
34,131	Verizon Communications, Inc.	1,162,502
		3,806,844
	Electric Utilities — 2.1%
1,898	Allegheny Energy, Inc. (a)	64,247
2,386	Ameren Corp.	118,871
4,587	American Electric Power Co., Inc.	156,050
2,355	Cinergy Corp.	106,941
2,860	Consolidated Edison, Inc.	124,410
2,073	DTE Energy Co.	83,107
3,799	Edison International	156,443
2,424	Entergy Corp.	167,111
7,779	Exelon Corp.	411,509
3,845	FirstEnergy Corp.	188,020
4,701	FPL Group, Inc.	188,698
4,026	PG&E Corp.	156,611
1,156	Pinnacle West Capital Corp.	45,200
4,430	PPL Corp.	130,242
2,938	Progress Energy, Inc.	129,213
8,649	Southern Co. (The)	283,428
2,430	TECO Energy, Inc.	39,172
5,403	TXU Corp.	241,838
4,707	Xcel Energy, Inc.	85,432
		2,876,543
	Electrical Equipment — 0.5%
2,003	American Power Conversion Corp.	46,289
1,064	Cooper Industries Ltd., (Bermuda), Class A	92,462
4,793	Emerson Electric Co.	400,839
2,068	Rockwell Automation, Inc.	148,710
		688,300
	Electronic Equipment & Instruments — 0.3%
4,997	Agilent Technologies, Inc. (a)	187,637
2,034	Jabil Circuit, Inc. (a)	87,177
1,667	Molex, Inc.	55,344
6,203	Sanmina-SCI Corp. (a)	25,432
10,663	Solectron Corp. (a)	42,652
2,945	Symbol Technologies, Inc.	31,158
956	Tektronix, Inc.	34,139
		463,539
	Energy Equipment & Services — 1.9%
3,991	Baker Hughes, Inc.	272,984
3,778	BJ Services Co.	130,719
6,019	Halliburton Co.	439,507
1,843	Nabors Industries Ltd. (Bermuda) (a)	131,922
2,032	National Oilwell Varco, Inc. (a)	130,292
1,597	Noble Corp. (Cayman Islands)	129,517
1,270	Rowan Cos., Inc.	55,829
6,891	Schlumberger Ltd. (Netherlands)	872,194
3,802	Transocean, Inc. (a)	305,301
4,065	Weatherford International Ltd. (a)	185,974
		2,654,239
	Food & Staples Retailing — 2.4%
4,297	Albertson’s, Inc.	110,304
5,519	Costco Wholesale Corp.	298,909
9,534	CVS Corp.	284,781
8,455	Kroger Co. (The) (a)	172,144
5,240	Safeway, Inc.	131,629
1,588	Supervalu, Inc.	48,942
7,220	Sysco Corp.	231,401
29,130	Wal-Mart Stores, Inc.	1,376,101
11,799	Walgreen Co.	508,891
1,620	Whole Foods Market, Inc.	107,633
		3,270,735
	Food Products — 1.1%
7,622	Archer-Daniels-Midland Co.	256,480
2,155	Campbell Soup Co.	69,822
6,055	ConAgra Foods, Inc.	129,940
1,589	Dean Foods Co. (a)	61,701
4,148	General Mills, Inc.	210,221
2,090	Hershey Foods Corp. (The)	109,161
3,902	HJ Heinz Co.	147,964
2,937	Kellogg Co.	129,345
1,548	McCormick & Co., Inc. (Non-Voting)	52,415
8,866	Sara Lee Corp.	158,524
2,936	Tyson Foods, Inc., Class A	40,341
2,072	Wm. Wrigley Jr. Co.	132,608
		1,498,522
	Gas Utilities — 0.1%
2,032	KeySpan Corp.	83,048

JPMorgan Insurance Trust Equity Index Portfolio

(formerly JPMorgan Investment Trust Equity Index Portfolio)
Schedule of Portfolio Investments (continued)

As of March 31, 2006 (Unaudited)

Shares	Security Description	Value ($)
	Gas Utilities — Continued
513	Nicor, Inc.	20,294
3,180	NiSource, Inc.	64,300
443	Peoples Energy Corp.	15,789
		183,431
	Health Care Equipment & Supplies — 2.0%
624	Bausch & Lomb, Inc.	39,749
7,567	Baxter International, Inc.	293,675
2,888	Becton, Dickinson & Co.	177,843
2,887	Biomet, Inc.	102,546
6,895	Boston Scientific Corp. (a)	158,930
1,218	C.R. Bard, Inc.	82,593
1,438	Fisher Scientific International, Inc. (a)	97,856
3,948	Guidant Corp.	308,181
1,875	Hospira, Inc. (a)	73,987
14,073	Medtronic, Inc.	714,205
605	Millipore Corp. (a)	44,201
1,612	Patterson Cos., Inc. (a)	56,742
1,521	PerkinElmer, Inc.	35,698
4,273	St. Jude Medical, Inc. (a)	175,193
3,408	Stryker Corp.	151,111
1,890	Thermo Electron Corp. (a)	70,100
1,225	Waters Corp. (a)	52,859
2,886	Zimmer Holdings, Inc. (a)	195,094
		2,830,563
	Health Care Providers & Services — 2.9%
6,619	Aetna, Inc.	325,258
2,436	AmerisourceBergen Corp.	117,586
4,922	Cardinal Health, Inc.	366,787
5,232	Caremark Rx, Inc. (a)	257,310
1,415	Cigna Corp.	184,827
1,874	Coventry Health Care, Inc. (a)	101,159
1,706	Express Scripts, Inc. (a)	149,957
4,759	HCA, Inc.	217,915
2,811	Health Management Associates, Inc., Class A	60,633
1,905	Humana, Inc. (a)	100,298
2,329	IMS Health, Inc.	60,018
1,464	Laboratory Corp. of America Holdings (a)	85,615
919	Manor Care, Inc.	40,758
3,575	McKesson Corp.	186,365
3,553	Medco Health Solutions, Inc. (a)	203,303
1,898	Quest Diagnostics, Inc.	97,367
5,484	Tenet Healthcare Corp. (a)	40,472
15,819	UnitedHealth Group, Inc.	883,649
7,693	WellPoint, Inc. (a)	595,669
		4,074,946
	Hotels, Restaurants & Leisure — 1.5%
5,060	Carnival Corp.	239,692
1,527	Darden Restaurants, Inc.	62,653
2,142	Harrah’s Entertainment, Inc.	166,990
3,838	Hilton Hotels Corp.	97,715
3,928	International Game Technology	138,344
1,892	Marriott International, Inc., Class A	129,791
14,656	McDonald’s Corp.	503,580
8,908	Starbucks Corp. (a)	335,297
2,521	Starwood Hotels & Resorts Worldwide, Inc.	170,747
1,337	Wendy’s International, Inc.	82,974
3,222	Yum! Brands, Inc.	157,427
		2,085,210
	Household Durables — 0.8%
905	Black & Decker Corp.	78,635
1,437	Centex Corp.	89,080
3,170	D.R. Horton, Inc.	105,307
1,705	Fortune Brands, Inc.	137,474
766	Harman International Industries, Inc.	85,126
903	KB Home	58,677
2,130	Leggett & Platt, Inc.	51,908
1,595	Lennar Corp., Class A	96,306
951	Maytag Corp.	20,285
3,200	Newell Rubbermaid, Inc.	80,608
2,492	Pulte Homes, Inc.	95,743
674	Snap-On, Inc.	25,693
844	Stanley Works (The)	42,757
790	Whirlpool Corp.	72,261
		1,039,860
	Household Products — 2.1%
1,751	Clorox Co.	104,797
6,013	Colgate-Palmolive Co.	343,342
5,381	Kimberly-Clark Corp.	311,022
38,360	Procter & Gamble Co.	2,210,303
		2,969,464
	Independent Power Producers & Energy Traders — 0.3%
7,649	AES Corp. (The) (a) (m)	130,492
10,823	Duke Energy Corp. (a)	315,490
3,510	Dynegy, Inc., Class A (a)	16,848
		462,830
	Industrial Conglomerates — 4.1%
8,809	3M Co.	666,753
121,572	General Electric Co.	4,228,274
1,538	Textron, Inc.	143,634
23,502	Tyco International Ltd. (Bermuda)	631,734

Shares	Security Description	Value ($)
	Industrial Conglomerates — Continued
		5,670,395
	Insurance — 4.5%
3,759	ACE Ltd. (Cayman Islands)	195,506
5,813	Aflac, Inc. (m)	262,341
7,523	Allstate Corp. (The)	392,024
960	AMBAC Financial Group, Inc.	76,416
30,270	American International Group, Inc.	2,000,544
3,752	AON Corp.	155,746
2,329	Chubb Corp.	222,280
2,030	Cincinnati Financial Corp.	85,402
4,389	Genworth Financial, Inc., Class A	146,724
3,523	Hartford Financial Services Group, Inc.	283,778
1,592	Jefferson-Pilot Corp.	89,056
2,019	Lincoln National Corp.	110,217
1,582	Loews Corp.	160,098
6,375	Marsh & McLennan Cos., Inc.	187,170
1,558	MBIA, Inc.	93,683
8,838	Metlife, Inc.	427,494
2,292	Progressive Corp. (The)	238,964
5,774	Prudential Financial, Inc.	437,727
1,435	Safeco Corp.	72,051
8,112	St. Paul Travelers Cos., Inc. (The)	339,000
1,206	Torchmark Corp.	68,863
3,481	UnumProvident Corp.	71,291
2,032	XL Capital Ltd., (Cayman Islands), Class A	130,272
		6,246,647
	Internet & Catalog Retail — 0.5%
3,597	Amazon.com, Inc. (a)	131,326
13,452	eBay, Inc. (a)	525,435
		656,761
	Internet Software & Services — 1.1%
2,364	Google, Inc., Class A (a)	921,960
2,858	VeriSign, Inc. (a)	68,563
14,717	Yahoo!, Inc. (a)	474,770
		1,465,293
	IT Services — 1.0%
1,370	Affiliated Computer Services, Inc., Class A (a)	81,734
6,760	Automatic Data Processing, Inc.	308,797
2,169	Computer Sciences Corp. (a)	120,488
1,628	Convergys Corp. (a)	29,646
6,007	Electronic Data Systems Corp.	161,168
8,944	First Data Corp.	418,758
2,151	Fiserv, Inc. (a)	91,525
3,895	Paychex, Inc.	162,266
1,532	Sabre Holdings Corp., Class A	36,048
3,986	Unisys Corp. (a)	27,464
		1,437,894
	Leisure Equipment & Products — 0.2%
1,114	Brunswick Corp.	43,290
3,349	Eastman Kodak Co.	95,246
2,071	Hasbro, Inc.	43,698
4,537	Mattel, Inc.	82,256
		264,490
	Machinery — 1.5%
7,830	Caterpillar, Inc.	562,272
544	Cummins, Inc.	57,174
2,763	Danaher Corp.	175,589
2,769	Deere & Co.	218,889
2,368	Dover Corp.	114,990
1,733	Eaton Corp.	126,457
2,385	Illinois Tool Works, Inc.	229,699
3,824	Ingersoll-Rand Co., Ltd., (Bermuda), Class A	159,805
2,153	ITT Industries, Inc.	121,042
717	Navistar International Corp. (a)	19,775
1,974	PACCAR, Inc.	139,128
1,455	Pall Corp.	45,381
1,391	Parker-Hannifin Corp.	112,129
		2,082,330
	Media — 3.2%
9,011	CBS Corp., Class B	216,084
6,033	Clear Channel Communications, Inc.	175,017
24,949	Comcast Corp., Class A (a)	652,666
686	Dow Jones & Co., Inc.	26,960
989	E.W. Scripps Co., Class A	44,218
2,781	Gannett Co., Inc.	166,638
5,019	Interpublic Group of Cos., Inc. (a)	47,982
786	Knight Ridder, Inc.	49,683
4,282	McGraw-Hill Cos., Inc. (The)	246,729
487	Meredith Corp.	27,170
1,691	New York Times Co., Class A	42,799
27,998	News Corp., Class A	465,047
2,088	Omnicom Group, Inc.	173,826
52,550	Time Warner, Inc.	882,315
3,048	Tribune Co.	83,607
2,603	Univision Communications, Inc., Class A (a)	89,725
9,011	Viacom Inc., Class B (a)	349,627
22,456	Walt Disney Co.	626,298
		4,366,391

JPMorgan Insurance Trust Equity Index Portfolio

(formerly JPMorgan Investment Trust Equity Index Portfolio)
Schedule of Portfolio Investments (continued)

As of March 31, 2006 (Unaudited)

Shares	Security Description	Value ($)
	Metals & Mining — 0.9%
10,164	Alcoa, Inc.	310,612
1,002	Allegheny Technologies, Inc.	61,302
2,145	Freeport-McMoRan Copper & Gold, Inc., Class B	128,207
5,204	Newmont Mining Corp.	270,036
1,808	Nucor Corp.	189,460
2,373	Phelps Dodge Corp.	191,098
1,270	United States Steel Corp.	77,064
		1,227,779
	Multi-Utilities — 0.6%
3,614	CenterPoint Energy, Inc.	43,115
2,572	CMS Energy Corp. (a)	33,307
2,081	Constellation Energy Group, Inc.	113,852
4,049	Dominion Resources, Inc.	279,502
2,919	Public Service Enterprise Group, Inc.	186,933
3,014	Sempra Energy	140,030
		796,739
	Multiline Retail — 1.1%
1,325	Big Lots, Inc. (a)	18,497
716	Dillards, Inc., Class A	18,645
3,692	Dollar General Corp.	65,238
1,809	Family Dollar Stores, Inc.	48,119
3,170	Federated Department Stores, Inc.	231,410
2,705	J.C. Penney Co., Inc.	163,409
4,019	Kohl’s Corp. (a)	213,047
2,546	Nordstrom, Inc.	99,752
1,159	Sears Holdings Corp. (a)	153,266
10,248	Target Corp.	532,998
		1,544,381
	Office Electronics — 0.1%
10,864	Xerox Corp. (a)	165,133
	Oil, Gas & Consumable Fuels — 7.7%
929	Amerada Hess Corp.	132,290
2,689	Anadarko Petroleum Corp.	271,616
3,845	Apache Corp.	251,886
4,446	Burlington Resources, Inc.	408,632
4,357	Chesapeake Energy Corp.	136,853
25,969	Chevron Corp.	1,505,423
16,081	ConocoPhillips	1,015,515
5,155	Devon Energy Corp.	315,331
7,686	El Paso Corp.	92,616
2,826	EOG Resources, Inc.	203,472
71,219	Exxon Mobil Corp.	4,334,388
1,348	Kerr-McGee Corp.	128,707
1,222	Kinder Morgan, Inc.	112,412
4,277	Marathon Oil Corp.	325,779
1,925	Murphy Oil Corp.	95,904
5,017	Occidental Petroleum Corp.	464,825
1,555	Sunoco, Inc.	120,621
7,251	Valero Energy Corp.	433,465
6,931	Williams Cos., Inc.	148,254
4,233	XTO Energy, Inc.	184,432
		10,682,421
	Paper & Forest Products — 0.4%
5,739	International Paper Co.	198,397
1,236	Louisiana-Pacific Corp.	33,619
2,114	MeadWestvaco Corp.	57,733
2,832	Weyerhaeuser Co.	205,122
		494,871
	Personal Products — 0.2%
876	Alberto-Culver Co.	38,745
5,259	Avon Products, Inc.	163,923
1,395	Estee Lauder Cos., Inc. (The)	51,880
		254,548
	Pharmaceuticals — 6.4%
17,949	Abbott Laboratories (m)	762,294
1,766	Allergan, Inc.	191,611
1,229	Barr Pharmaceuticals, Inc. (a)	77,402
22,845	Bristol-Myers Squibb Co.	562,215
13,179	Eli Lilly & Co.	728,799
3,805	Forest Laboratories, Inc. (a)	169,817
34,703	Johnson & Johnson	2,055,112
2,820	King Pharmaceuticals, Inc. (a)	48,645
25,505	Merck & Co., Inc.	898,541
2,545	Mylan Laboratories, Inc.	59,553
85,809	Pfizer, Inc.	2,138,360
17,251	Schering-Plough Corp.	327,596
1,179	Watson Pharmaceuticals, Inc. (a)	33,884
15,675	Wyeth	760,551
		8,814,380
	Real Estate — 0.9%
1,125	Apartment Investment & Management Co. REIT	52,762
2,483	Archstone-Smith Trust REIT	121,096
1,055	Boston Properties, Inc. REIT	98,379
4,732	Equity Office Properties Trust REIT	158,901
3,382	Equity Residential REIT	158,244
2,350	Kimco Realty Corp. REIT	95,504
2,145	Plum Creek Timber Co., Inc. REIT	79,215
2,836	Prologis REIT	151,726

Shares	Security Description	Value ($)
	Real Estate — Continued
960	Public Storage, Inc. REIT	77,981
2,140	Simon Property Group, Inc. REIT	180,060
1,378	Vornado Realty Trust REIT	132,288
		1,306,156
	Road & Rail — 0.8%
4,346	Burlington Northern Santa Fe Corp.	362,152
2,557	CSX Corp.	152,909
4,802	Norfolk Southern Corp.	259,644
3,085	Union Pacific Corp.	287,985
		1,062,690
	Semiconductors & Semiconductor Equipment — 2.9%
5,602	Advanced Micro Devices, Inc. (a)	185,762
4,197	Altera Corp. (a)	86,626
4,269	Analog Devices, Inc.	163,460
18,511	Applied Materials, Inc.	324,128
3,433	Applied Micro Circuits Corp. (a)	13,972
5,134	Broadcom Corp., Class A (a)	221,583
4,782	Freescale Semiconductor, Inc., Class B (a)	132,796
68,617	Intel Corp.	1,327,739
2,327	KLA-Tencor Corp.	112,534
3,561	Linear Technology Corp.	124,920
4,568	LSI Logic Corp. (a)	52,806
3,742	Maxim Integrated Products, Inc.	139,015
7,213	Micron Technology, Inc. (a)	106,175
3,939	National Semiconductor Corp.	109,662
1,551	Novellus Systems, Inc. (a)	37,224
1,995	Nvidia Corp. (a)	114,234
2,162	PMC-Sierra, Inc. (a)	26,571
2,308	Teradyne, Inc. (a)	35,797
18,666	Texas Instruments, Inc.	606,085
4,022	Xilinx, Inc.	102,400
		4,023,489
	Software — 3.4%
6,991	Adobe Systems, Inc. (a)	244,126
2,688	Autodesk, Inc. (a)	103,542
2,485	BMC Software, Inc. (a)	53,825
2,082	Citrix Systems, Inc. (a)	78,908
5,325	Computer Associates International, Inc.	144,893
4,464	Compuware Corp. (a)	34,953
3,539	Electronic Arts, Inc. (a)	193,654
2,063	Intuit, Inc. (a)	109,731
103,649	Microsoft Corp.	2,820,289
4,541	Novell, Inc. (a)	34,875
43,951	Oracle Corp. (a)	601,689
1,292	Parametric Technology Corp. (a)	21,098
12,172	Symantec Corp. (a)	204,855
		4,646,438
	Specialty Retail — 2.2%
2,109	AutoNation, Inc. (a)	45,449
641	AutoZone, Inc. (a)	63,901
3,266	Bed Bath & Beyond, Inc. (a)	125,414
4,749	Best Buy Co., Inc.	265,612
1,779	Circuit City Stores, Inc.	43,550
6,689	Gap, Inc. (The)	124,951
24,774	Home Depot, Inc.	1,047,940
4,058	Limited Brands, Inc.	99,259
9,118	Lowe’s Cos., Inc.	587,564
3,455	Office Depot, Inc. (a)	128,664
823	OfficeMax, Inc.	24,830
1,566	RadioShack Corp.	30,114
1,297	Sherwin-Williams Co. (The)	64,124
8,498	Staples, Inc.	216,869
1,658	Tiffany & Co.	62,241
5,373	TJX Cos., Inc.	133,358
		3,063,840
	Textiles, Apparel & Luxury Goods — 0.4%
4,469	Coach, Inc. (a)	154,538
1,337	Jones Apparel Group, Inc.	47,290
1,231	Liz Claiborne, Inc.	50,446
2,209	Nike, Inc., Class B	187,986
1,033	V.F. Corp.	58,778
		499,038
	Thrifts & Mortgage Finance — 1.6%
7,032	Countrywide Financial Corp.	258,074
11,286	Fannie Mae	580,100
8,055	Freddie Mac	491,355
2,981	Golden West Financial Corp.	202,410
1,020	MGIC Investment Corp.	67,963
4,163	Sovereign Bancorp, Inc.	91,211
11,564	Washington Mutual, Inc.	492,858
		2,183,971
	Tobacco — 1.4%
24,333	Altria Group, Inc.	1,724,236
993	Reynolds American, Inc.	104,762
1,907	UST, Inc.	79,331
		1,908,329
	Trading Companies & Distributors — 0.0% (g)
890	Grainger (W.W.), Inc.	67,061

JPMorgan Insurance Trust Equity Index Portfolio

(formerly JPMorgan Investment Trust Equity Index Portfolio)
Schedule of Portfolio Investments (continued)

As of March 31, 2006 (Unaudited)

Shares	Security Description	Value ($)
	Wireless Telecommunication Services — 0.5%
20,972	BellSouth Corp.	726,680
	Total Common Stocks (Cost $128,186,047)	137,129,203
	Investment Company — 0.0% (g)
370	SPDR Trust Series 1 (Cost $47,848)	48,037
	Total Long -Term Investments (Cost $129,133,895)	137,177,240
	Short-Term Investments — 0.2%
	Investment Company — 0.1%
193,243	JPMorgan Liquid Assets Money Market Fund (b) (m)	193,243
Principal Amount ($)
	U.S. Treasury Bills — 0.1%
30,000	U.S. Treasury Bills, 4.33%, 04/27/06 (k) (m) (n)	29,910
65,000	U.S. Treasury Bills, 4.36%, 05/04/06 (k) (m) (n)	64,749
20,000	U.S. Treasury Bills, 4.46%, 05/11/06 (k) (m) (n)	19,906
30,000	U.S. Treasury Bills, 4.48%, 05/18/06 (k) (m) (n)	29,833
		144,398
	Total Short-Term Investments (Cost $337,621)	337,641
	Investments of Cash Collateral for Securities Loaned — 4.9%
	Certificates of Deposit — 1.0%
250,000	Credit Suisse First Boston, FRN, 4.90% 10/17/06	250,000
500,000	Deutsche Bank New York, FRN 4.97% 01/22/08	500,000
599,605	Societe Generale, New York, FRN, 4.77%, 06/20/07	599,605
		1,349,605
	Commercial Paper — 0.7%
593,432	Cedar Springs Capital Company LLC, 4.58%, 04/20/06	593,432
400,000	Morgan Stanley, FRN, 4.96%, 04/17/06	400,000
		993,432
	Corporate Notes — 1.8%
500,000	American Express Credit Corp., FRN, 4.76%, 01/15/08	500,000
300,000	Bank of America, FRN, 4.81%, 11/07/06	300,000
500,151	Beta Finance, Inc., FRN, 4.94%, 03/15/07	500,151
450,000	CDC Financial Products, Inc., FRN, 4.98%, 05/01/06	450,000
	Citigroup Global Markets Holding, Inc.,
250,000	FRN, 4.95%, 04/07/06	250,000
37,551	FRN, 5.00%, 12/12/06	37,551
350,047	Links Finance LLC, FRN, 4.92%, 10/06/06	350,047
56,327	MBIA Global Funding LLC, FRN, 4.92%, 01/26/07	56,327
		2,444,076
	Repurchase Agreements — 1.4%
204,983	Banc of America Securities LLC, 4.89%, dated 03/31/06, due 04/03/06, repurchase price $205,067, collateralized by U.S. Government Agency Mortgages.	204,983
1,000,000	Barclays Capital, 4.91%, dated 03/31/06, due 04/03/06, repurchase price $1,000,409, collateralized by U.S. Government Agency Mortgages.	1,000,000
750,000	UBS Securities LLC, 4.89%, dated 03/31/06, due 04/03/06, repurchase price $750,306, collateralized by U.S. Government Agency Mortgages.	750,000
		1,954,983
	Total Investments of Cash Collateral for Securities Loaned (Cost $6,742,096)	6,742,096
	Total Investments — 104.4% (Cost $136,213,612)	144,256,977
	Liabilities in Excess of Other Assets — (4.4)%	(6,074,382)
	Net Assets — 100.0%	$138,182,595

Percentages indicated are based on net assets.

Abbreviations:
(a)	Non-income producing security.
(b)	Investment in affiliate. Money Market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.
(g)	Amount rounds to less than 0.1%.
(k)	Security is fully or partialy segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(m)
All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(n)	The rate shown is the effective yield at the date of purchase.
(q)	Investment in affiliate. This security is included in an index in which the Portfolio, as an index fund, invests.
FRN	Floating Rate Note. The rate shown is the rate in effect as of March 31, 2006.
REIT	Real Estate Investment Trust.

SPDR	Standard & Poor’s Depositary Receipt.

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value at 03/31/06 (USD)	Unrealized Appreciaton (Depreciation) (USD)
15	Emini S&P 500 Index	June, 2006	$977,438	$(4,725)

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$29,776,790
Aggregate gross unrealized depreciation	(21,733,425)
Net unrealized appreciation/depreciation	$8,043,365
Federal income tax cost of investments	$136,213,612

JPMorgan Insurance Trust Government Bond
Portfolio

(formerly JPMorgan Investment Trust Government Bond Portfolio)
Schedule of Portfolio Investments

As of March 31, 2006 (Unaudited)

Principal Amount ($)	Security Description	Value ($)
	Long-Term Investments — 95.9%
	Collateralized Mortgage Obligations — 46.5% Federal Home Loan Mortgage Corp.
266,530	Series 1343, Class LA, 8.00%, 08/15/22	270,319
89,243	Series 1561, Class TA, PO, 08/15/08	84,755
399,959	Series 1577, Class PV, 6.50%, 09/15/23	406,150
1,294,453	Series 1584, Class L, 6.50%, 09/15/23	1,321,097
65,656	Series 1604, Class MB, IF, 9.01%, 11/15/08	67,390
84,479	Series 1625, Class SC, IF, 9.24%, 12/15/08	87,841
854,006	Series 1633, Class Z, 6.50%, 12/15/23	874,862
201,000	Series 1694, Class PK, 6.50%, 03/15/24	207,609
145,726	Series 1985, Class PL, 6.50%, 10/17/26 (m)	146,209
558,139	Series 1999, Class PU, 7.00%, 10/15/27	573,796
1,019,193	Series 2031, Class PG, 7.00%, 02/15/28 (m)	1,049,164
849,970	Series 2035, Class PC, 6.95%, 03/15/28	868,623
750,000	Series 2095, Class PE, 6.00%, 11/15/28	754,407
179,234	Series 2132, Class PD, 6.00%, 11/15/27	179,944
5,793	Series 2165, Class PD, 6.00%, 02/15/28	5,801
107,029	Series 2170, Class PE, 6.00%, 08/15/13	106,865
308,953	Series 2178, Class PB, 7.00%, 08/15/29	316,170
321,439	Series 2259, Class ZC, 7.35%, 10/15/30	338,262
869,251	Series 2345, Class PQ, 6.50%, 08/15/16	888,626
580,058	Series 2366, Class VG, 6.00%, 06/15/11	583,087
1,000,000	Series 2367, Class ME, 6.50%, 10/15/31	1,030,078
108,809	Series 2390, Class DO, PO, 12/15/31	88,477
883,000	Series 2527, Class BP, 5.00%, 11/15/17	854,460
5,000,000	Series 2543, Class YX, 6.00%, 12/15/32 (m)	4,948,468
3,230,000	Series 2578, Class PG, 5.00%, 02/15/18	3,097,514
2,000,000	Series 2626, Class KA, 3.00%, 03/15/30	1,825,034
650,000	Series 2631, Class TE, 4.50%, 02/15/28	618,214
829,821	Series 2647, Class A, 3.25%, 04/15/32	757,611
2,818,110	Series 2651, Class VZ, 4.50%, 07/15/18	2,594,429
2,438,000	Series 2656, Class BG, 5.00%, 10/15/32	2,337,394
410,000	Series 2682, Class LC, 4.50%, 07/15/32	381,138
2,500,000	Series 2684, Class PD, 5.00%, 03/15/29	2,435,825
1,250,000	Series 2749, Class TD, 5.00%, 06/15/21	1,212,169
650,000	Series 2773, Class TB, 4.00%, 04/15/19	571,837
625,000	Series 2827, Class DG, 4.50%, 07/15/19	575,592
1,200,000	Series 2827, Class TC, 5.00%, 10/15/28	1,175,869
938,296	Series 2927, Class GA, 5.50%, 10/15/34	933,307
1,250,000	Series 2929, Class PC, 5.00%, 01/15/28	1,222,468
974,446	Series 3085, Class VS, IF 7.23%, 12/15/35	1,018,181
1,038,012	Series R001, Class AE, 4.38%, 4/15/15	1,009,871
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities
984,348	Series T-54, Class 2A, 6.50%, 02/25/43	997,911
590,490	Series T-56, Class A, PO, 05/25/43	487,612
	Federal National Mortgage Association
39,064	Series 1988-16, Class B, 9.50%, 06/25/18	42,081
164,585	Series 1993-146, Class E, PO, 05/25/23	136,118
245,000	Series 1993-155, Class PJ, 7.00%, 09/25/23	255,897
77,786	Series 1993-197, Class SC, IF, 8.30%, 10/25/08	79,104
25,950	Series 1993-205, Class H, PO, 09/25/23	21,376
224,463	Series 1993-221, Class SG, IF, 4.72%, 12/25/08	219,656
1,769,961	Series 1993-223, Class PZ, 6.50%, 12/25/23	1,835,529
846,657	Series 1993-250, Class Z, 7.00%, 12/25/23	868,093
262,776	Series 1994-12, Class C, 6.25%, 01/25/09	262,787
26,061	Series 1994-13, Class SM, IF, 13.51%, 02/25/09	28,097
500,000	Series 1994-28, Class K, 6.50%, 08/25/23	502,890
1,286,581	Series 1994-37, Class L, 6.50%, 03/25/24	1,314,421
6,388,638	Series 1994-72, Class K, 6.00%, 04/25/24	6,425,483
36,697	Series 1994-76, Class H, 5.00%, 02/25/24	36,476
60,470	Series 1998-37, Class VB, 6.00%, 01/17/13	60,352
247,122	Series 1998-46, Class GZ, 6.50%, 08/18/28	251,348
604,050	Series 1998-58, Class PC, 6.50%, 10/25/28	617,786
1,267,026	Series 1999-39, Class JH, IO, 6.50%, 08/25/29	285,750
588,727	Series 2001-4, Class PC, 7.00%, 03/25/21	608,136
1,891,394	Series 2001-33, Class ID, IO, 6.00%, 07/25/31	405,894
549,897	Series 2002-2, Class UC, 6.00%, 02/25/17	551,882
2,000,000	Series 2002-18, Class PC, 5.50%, 04/25/17	1,997,879
2,000,000	Series 2003-35, Class MD, 5.00%, 11/25/16	1,963,828
3,000,000	Series 2003-35, Class ME, 5.00%, 05/25/18 (m)	2,904,791
1,250,000	Series 2003-70, Class BE, 3.50%, 12/25/25	1,177,534
3,600,000	Series 2003-81, Class MC, 5.00%, 12/25/32	3,448,936
600,000	Series 2003-82, Class VB, 5.50%, 08/25/33	582,658
2,901,667	Series 2003-128, Class DY, 4.50%, 01/25/24	2,658,932
1,850,000	Series 2004-2, Class OE, 5.00%, 05/25/23	1,768,783
1,488,480	Series 2004-75, Class VK, 4.50%, 09/25/22	1,393,238
103,013	Series G92-44, Class ZQ, 8.00%, 07/25/22	108,287
43,229	Series G92-66, Class KA, 6.00%, 12/25/22	43,767
	Federal National Mortgage Association Whole Loan
982,081	Series 1999-W4, Class A9, 6.25%, 02/25/29	982,841
1,767,850	Series 2002-W7, Class A4, 6.00%, 06/25/29	1,758,567
948,906	Series 2003-W1, Class 1A1, 6.50%, 12/25/42	961,005
868,017	Series 2005-W1, Class 1A2, 6.50%, 10/25/44	875,126
	Government National Mortgage Association
300,000	Series 1996-6, Class PK, 6.50%, 09/16/25	304,836
465,987	Series 1998-22, Class PD, 6.50%, 09/20/28	475,439
149,046	Series 1999-17, Class L, 6.00%, 05/20/29	150,051
866,034	Series 2001-6, Class PM, 6.50%, 06/16/30	872,313
2,500,000	Series 2001-10, Class PE, 6.50%, 03/16/31 (m)	2,573,612

JPMorgan Insurance Trust Government Bond
Portfolio

(formerly JPMorgan Investment Trust Government Bond Portfolio)
Schedule of Portfolio Investments (continued)

As of March 31, 2006 (Unaudited)

Principal Amount ($)	Security Description	Value ($)
	Collateralized Mortgage Obligations — Continued Federal Home Loan Mortgage Corp.
1,000,000	Series 2001-64, Class PB, 6.50%, 12/20/31	1,024,357
7,155,047	Series 2003-59, Class XA, VAR, IO, 0.61%, 06/16/34	632,187
2,759,774	Series 2003-75, Class BE, 6.00%, 04/16/28	2,788,895
1,777,628	Series 2004-62, Class VA, 5.50%, 07/20/15	1,768,698
	Total Collateralized Mortgage Obligations (Cost $88,769,457)	87,330,152
	Mortgage Pass-Through Securities — 12.9% Federal Home Loan Mortgage Corp. Gold Pools,
489,918	5.00%, 12/01/13 - 04/01/14	479,532
172,768	5.50%, 03/01/14	172,087
348,619	6.00%, 04/01/14 - 02/01/32	349,853
2,165,994	6.50%, 06/01/14 - 04/01/32	2,214,778
47,012	7.00%, 02/01/11	48,351
141,773	7.50%, 09/01/10	144,674
30,451	8.50%, 12/01/09 - 07/01/28	32,538
	Federal Home Loan Mortgage Corp. Pools,
304,110	ARM, 5.71%, 01/01/27	310,394
102,442	ARM, 5.76%, 04/01/30	104,616
53,327	9.00%, 12/01/09	53,614
	Federal National Mortgage Association Pools,
4,460,553	5.00%, 11/01/13 - 11/01/33	4,287,170
7,955,140	5.50%, 11/01/16 - 01/01/34	7,798,041
2,425,714	6.00%, 04/01/13 - 09/01/28	2,440,427
708,246	6.50%, 11/01/11 - 04/01/32	728,487
211,028	7.50%, 02/01/13 - 08/01/30	218,880
604,618	8.00%, 11/01/12 - 01/01/16	632,669
	Government National Mortgage Association Pools,
3,650,853	ARM, 4.50%, 07/20/34 - 09/20/34	3,578,613
17,957	ARM, 4.75%, 07/20/27	18,100
39,184	6.50%, 03/15/28 - 09/15/28	40,672
93,397	7.00%, 12/15/25 - 06/15/28	97,428
54,165	7.50%, 05/15/23 - 12/20/26	56,893
83,283	7.75%, 07/15/30	88,438
268,809	8.00%, 11/20/26 - 10/15/27	287,014
21,564	9.00%, 11/15/24	23,257
	Total Mortgage Pass-Through Securities (Cost $24,678,732)	24,206,526
	U.S. Government Agency Securities — 10.9%
1,500,000	Federal Farm Credit Bank, 6.75%, 07/07/09	1,571,224
1,000,000	Federal Home Loan Bank System, 5.90%, 03/26/09	1,019,971
	Federal National Mortgage Association STRIPS,
3,000,000	PO, 10/09/19	1,390,425
6,000,000	PO, 09/23/20	2,730,036
630,000	PO, 03/23/28	193,557
	Financing Corp. STRIPS,
2,000,000	PO, 11/02/18	1,029,534
8,000,000	PO, 12/06/18	4,096,936
	Resolution Funding Corp. STRIPS,
1,000,000	PO, 10/15/17	552,979
2,000,000	PO, 01/15/20	976,452
4,000,000	PO, 07/15/20	1,902,768
2,000,000	Tennessee Valley Authority, 6.00%, 03/15/13	2,093,854
5,000,000	Tennessee Valley Authority STRIPS, PO, 07/15/16	2,879,960
	Total U.S. Government Agency Securities (Cost $18,715,222)	20,437,696
	U.S. Treasury Obligations — 25.6% U.S. Treasury Bonds,
650,000	6.13%, 11/15/27	739,985
2,700,000	7.25%, 05/15/16	3,193,171
1,250,000	8.13%, 08/15/19	1,622,070
2,000,000	9.13%, 05/15/18	2,742,968
2,800,000	10.38%, 11/15/12	3,037,014
	U.S. Treasury Inflation Indexed Bonds,
569,612	3.50%, 01/15/11	602,119
6,136,517	3.63%, 01/15/08	6,304,074
	U.S. Treasury Notes,
2,250,000	4.25%, 08/15/13	2,164,043
2,500,000	5.00%, 08/15/11	2,521,972
200,000	6.00%, 08/15/09	207,227
7,000,000	6.13%, 08/15/07	7,114,842
	U.S. Treasury STRIPS,
4,000,000	PO, 11/15/09	3,350,160
2,500,000	PO, 08/15/14	1,657,898
2,000,000	PO, 11/15/14	1,310,140
1,750,000	PO, 02/15/15	1,133,368
500,000	PO, 05/15/15	319,878
750,000	PO, 08/15/15	473,975
3,000,000	PO, 11/15/15	1,869,306
400,000	PO, 05/15/16	242,466
15,000,000	PO, 05/15/20	7,337,490
	Total U.S. Treasury Obligations (Cost $47,150,223)	47,944,166
	Total Long-Term Investments (Cost $179,313,634)	179,918,540
Shares
	Short-Term Investment — 3.6%

Principal Amount ($)	Security Description	Value ($)
	Investment Company — 3.6%
6,689,559	JPMorgan U.S. Government Money Market Fund (b) (Cost $6,689,559)	6,689,559
Principal Amount ($)
	Investments of Cash Collateral for Securities Loaned — 18.1%
	Repurchase Agreements — 18.1%
6,953,954	Bank of America Securities LLC, 4.89%, dated 03/31/06, due 04/03/06, repurchase price $6,956,788, collateralized by U.S. Government Agency Mortgages	6,953,954
6,000,000	Barclays Capital, Inc., 4.91%, dated 03/31/06, due 04/03/06, repurchase price $6,002,455, collateralized by U.S. Government Agency Mortgages	6,000,000
7,000,000	Lehman Brothers, Inc., 4.89%, dated 03/31/06, due 04/03/06, repurchase price $7,002,853, collateralized by U.S. Government Agency Mortgages	7,000,000
7,000,000	Morgan Stanley & Co., Inc., 4.90%, dated 03/31/06, due 04/03/06, repurchase price $7,002,858, collateralized by U.S. Government Agency Mortgages	7,000,000
7,000,000	UBS Securities LLC, 4.89%, dated 03/31/06, due 04/03/06, repurchase price $7,002,853, collateralized by U.S. Government Agency Mortgages	7,000,000
	Total Investments of Cash Collateral for Securities Loaned (Cost $33,953,954)	33,953,954
	Total Investments — 117.6% (Cost $219,957,147)	220,562,053
	Liabilities in Excess of Other Assets — (17.6)%	(33,017,240)
	Net Assets — 100.0%	$187,544,813

Percentages indicated are based on net assets.

Abbreviations:
(b)	Investment in affiliate. Money Market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.
(m)
All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

ARM	Adjustable Rate Mortgage.
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index.
IO
Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

STRIPS	Separate Trading of Registered Interest and Principal Securities.
VAR	Variable. The interest rate shown is the rate in effect at March 31, 2006.

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,206,403
Aggregate gross unrealized depreciation	(3,601,497)
Net unrealized appreciation/depreciation	$604,906
Federal income tax cost of investments	$219,957,147

JPMorgan Insurance Trust Large Cap Growth
Portfolio

(formerly JPMorgan Investment Trust Large Cap Growth Portfolio)
Schedule of Portfolio Investments

As of March 31, 2006 (Unaudited)

Shares	Security Description	Value ($)
	Long-Term Investments — 98.3%
	Common Stocks — 98.3%
	Aerospace & Defense — 4.6%
72,630	Boeing Co.	5,660,056
50,840	General Dynamics Corp.	3,252,743
28,075	Lockheed Martin Corp.	2,109,275
		11,022,074
	Air Freight & Logistics — 1.5%
39,995	Expeditors International of Washington, Inc.	3,455,168
	Beverages — 1.2%
48,875	PepsiCo, Inc.	2,824,486
	Biotechnology — 6.7%
74,479	Amgen, Inc. (a)	5,418,347
47,350	Celgene Corp. (a)	2,093,817
50,220	Genentech, Inc. (a)	4,244,092
42,150	Gilead Sciences, Inc. (a)	2,622,573
44,745	MedImmune, Inc. (a)	1,636,772
		16,015,601
	Capital Markets — 1.8%
27,620	Franklin Resources, Inc.	2,602,909
13,800	Legg Mason, Inc.	1,729,554
		4,332,463
	Chemicals — 2.4%
37,105	Monsanto Co.	3,144,649
46,965	Praxair, Inc.	2,590,120
		5,734,769
	Commercial Services & Supplies — 1.9%
24,660	Corporate Executive Board Co.	2,488,194
52,555	Robert Half International, Inc.	2,029,149
		4,517,343
	Communications Equipment — 6.8%
248,425	Corning, Inc. (a)	6,685,117
149,515	Motorola, Inc.	3,425,389
120,665	QUALCOMM, Inc.	6,106,856
		16,217,362
	Computers & Peripherals — 3.4%
72,735	Apple Computer, Inc. (a)	4,561,939
104,080	Hewlett-Packard Co.	3,424,232
		7,986,171
	Diversified Financial Services — 5.0%
13,940	Chicago Mercantile Exchange Holdings, Inc.	6,238,150
60,304	Lazard Ltd., Class A (Bermuda)	2,668,452
41,290	Moody’s Corp.	2,950,583
		11,857,185
	Electrical Equipment — 1.1%
55,205	Roper Industries, Inc.	2,684,619
	Energy Equipment & Services — 2.1%
16,865	Schlumberger Ltd. (Netherlands)	2,134,603
75,430	Smith International, Inc.	2,938,753
		5,073,356
	Food & Staples Retailing — 3.1%
30,820	Costco Wholesale Corp.	1,669,211
145,990	CVS Corp.	4,360,721
55,400	Safeway, Inc.	1,391,648
		7,421,580
	Health Care Equipment & Supplies — 2.2%
18,940	Alcon, Inc. (Switzerland)	1,974,684
64,935	Medtronic, Inc.	3,295,451
		5,270,135
	Health Care Providers & Services — 7.7%
67,510	Aetna, Inc.	3,317,441
31,180	DaVita, Inc. (a)	1,877,348
28,180	Express Scripts, Inc. (a)	2,477,022
23,270	Laboratory Corp. of America Holdings (a)	1,360,830
41,920	Medco Health Solutions, Inc. (a)	2,398,662
124,480	UnitedHealth Group, Inc.	6,953,453
		18,384,756
	Hotels, Restaurants & Leisure — 2.5%
55,635	Marriott International, Inc., Class A	3,816,561
64,605	McDonald’s Corp.	2,219,828
		6,036,389
	Household Products — 4.0%
163,098	Procter & Gamble Co.	9,397,707
	Industrial Conglomerates — 2.8%
193,925	General Electric Co.	6,744,711
	Insurance — 1.1%
33,670	Prudential Financial, Inc.	2,552,523
	Internet Software & Services — 3.3%
19,790	Google, Inc., Class A (a)	7,718,100
	IT Services — 4.4%
17,140	Affiliated Computer Services, Inc., Class A (a)	1,022,572
70,830	Automatic Data Processing, Inc.	3,235,514
69,415	Cognizant Technology Solutions Corp., Class A (a)	4,129,498
48,760	Iron Mountain, Inc. (a)	1,986,482

JPMorgan Insurance Trust Large Cap Growth
Portfolio

(formerly JPMorgan Investment Trust Large Cap Growth Portfolio)
Schedule of Portfolio Investments (continued)

As of March 31, 2006 (Unaudited)

Shares	Security Description	Value ($)
	IT Services — Continued
		10,374,066
	Multiline Retail — 1.0%
40,715	Nordstrom, Inc.	1,595,214
17,180	Target Corp.	893,532
		2,488,746
	Oil, Gas & Consumable Fuels — 2.8%
44,430	EOG Resources, Inc.	3,198,960
56,285	Valero Energy Corp.	3,364,717
		6,563,677
	Pharmaceuticals — 4.1%
61,690	Johnson & Johnson	3,653,282
63,000	Teva Pharmaceutical Industries Ltd. ADR (Israel)	2,594,340
69,400	Wyeth	3,367,288
		9,614,910
	Road & Rail — 1.9%
36,300	Burlington Northern Santa Fe Corp.	3,024,879
26,000	Norfolk Southern Corp.	1,405,820
		4,430,699
	Semiconductors & Semiconductor Equipment — 3.4%
36,900	Broadcom Corp., Class A (a)	1,592,604
58,085	Marvell Technology Group Ltd. (Bermuda) (a)	3,142,399
103,425	Texas Instruments, Inc.	3,358,210
		8,093,213
	Software — 4.8%
70,490	Adobe Systems, Inc. (a)	2,461,511
62,325	Autodesk, Inc. (a)	2,400,759
243,325	Microsoft Corp.	6,620,873
		11,483,143
	Specialty Retail — 4.6%
85,785	Lowe’s Cos., Inc.	5,527,985
47,735	Michaels Stores, Inc.	1,793,881
136,785	Staples, Inc.	3,490,753
		10,812,619
	Textiles, Apparel & Luxury Goods — 1.0%
68,170	Coach, Inc. (a)	2,357,319
	Tobacco — 2.3%
75,515	Altria Group, Inc.	5,350,993
	Wireless Telecommunication Services — 2.8%
64,300	America Movil S.A. de C.V., ADR, Series L (Mexico)	2,202,918
155,440	Crown Castle International Corp. (a)	4,406,724
		6,609,642
	Total Common Stocks (Cost $195,305,110)	233,425,525
	Short-Term Investment — 3.8%
	Investment Company — 3.8%
8,995,445	JPMorgan Liquid Assets Money Market Fund (b) (m) (Cost $8,995,445)	8,995,445
Principal Amount ($)
	Investments of Cash Collateral for Securities on Loan — 7.1%
	Certificates of Deposit — 0.5%
200,000	Credit Suisse First Boston, FRN, 4.90%, 10/17/06	200,000
500,000	Deutsche Bank, New York, FRN, 4.97%, 01/22/08	500,000
499,671	Societe Generale, New York, FRN, 4.77%, 06/20/07	499,671
		1,199,671
	Corporate Notes — 1.0%
500,000	Bank of America, FRN, 4.81%, 11/07/06	500,000
500,151	Beta Finance, Inc., FRN, 4.94%, 03/15/07	500,151
100,000	Beta Finance, Inc., FRN, 4.87%, 01/15/08	100,000
550,000	CDC Financial Products, Inc., FRN 4.98%, 05/01/06	550,000
122,165	Citigroup Global Markets Holding, Inc., FRN, 5.00%, 12/12/06	122,165
450,060	Links Finance LLC, FRN, 4.92%, 10/06/06	450,060
183,247	MBIA Global Funding LLC, FRN, 4.92%, 01/26/07	183,247
		2,405,623
	Repurchase Agreements — 5.6%
3,024,163	Bank of America Securities LLC, 4.89%, dated 03/31/06, due 04/03/06, repurchase price $3,025,395, collateralized by U.S. Government Agency Mortgages	3,024,164
3,250,000	Barclays Capital, Inc., 4.91%, dated 03/31/06, due 04/03/06, repurchase price $3,251,330, collateralized by U.S. Government Agency Mortgages	3,250,000
2,000,000	Lehman Brothers, Inc., 4.89%, dated 03/31/06, due 04/03/06, repurchase price $2,000,815, collateralized by U.S. Government Agency Mortgages	2,000,000
2,000,000	Morgan Stanley & Co., Inc., 4.90%, dated 03/31/06, due 04/03/06, repurchase price $2,000,817, collateralized by U.S. Government Agency Mortgages	2,000,000

Shares	Security Description	Value ($)
	Repurchase Agreements — Continued
3,000,000	UBS Securities LLC, 4.89%, dated 03/31/06, due 04/03/06, repurchase price $3,001,225, collateralized by U.S. Government Agency Mortgages	3,000,000
		13,274,164
	Total Investments of Cash Collateral for Securities on Loan (Cost $16,879,458)	16,879,458
	Total Investments — 109.2% (Cost $221,180,012)	259,300,428
	Liabilities in Excess of Other Assets — (9.2)%	(21,760,966)
	Net Assets — 100.0%	$237,539,462

Percentages indicated are based on net assets.

Abbreviations:
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors, Inc.
(m)
All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

ADR	American Depositary Receipt
FRN	Floating Rate Note. The rate shown is the rate in effect as of March 31, 2006.

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$39,552,265
Aggregate gross unrealized depreciation	(1,431,849)
Net unrealized appreciation/depreciation	$38,120,416
Federal income tax cost of investments	$221,180,012

JPMorgan Insurance Trust Diversified Mid Cap
Growth Portfolio

(formerly JPMorgan Investment Trust Mid Cap Growth Portfolio)
Schedule of Portfolio Investments

As of March 31, 2006 (Unaudited)

Shares	Security Description	Value ($)
	Long-Term Investments — 96.8%
	Common Stocks — 96.8%
	Aerospace & Defense — 1.7%
27,550	Precision Castparts Corp.	1,636,470
28,550	Rockwell Collins, Inc.	1,608,793
		3,245,263
	Air Freight & Logistics — 1.1%
44,300	C.H. Robinson Worldwide, Inc.	2,174,687
	Airlines — 1.8%
54,050	Skywest, Inc.	1,582,044
108,550	Southwest Airlines, Co.	1,952,814
		3,534,858
	Biotechnology — 3.9%
55,850	Celgene Corp. (a)	2,469,687
24,200	Invitrogen Corp. (a)	1,697,146
48,750	MedImmune, Inc. (a)	1,783,275
50,400	PDL BioPharma, Inc. (a)	1,653,120
		7,603,228
	Capital Markets — 2.9%
23,550	Affiliated Managers Group, Inc. (a)	2,510,665
11,450	Legg Mason, Inc.	1,435,029
22,500	T. Rowe Price Group, Inc.	1,759,725
		5,705,419
	Chemicals — 1.0%
88,150	Rockwood Holdings, Inc. (a)	2,029,213
	Commercial Banks — 3.0%
45,250	Commerce Bancorp, Inc.	1,658,413
44,050	East-West Bancorp, Inc.	1,698,127
29,800	Zions Bancorp	2,465,354
		5,821,894
	Commercial Services & Supplies — 3.8%
30,100	HNI Corp.	1,775,900
125,550	West Corp. (a)	5,607,063
		7,382,963
	Communications Equipment — 0.7%
52,900	Adtran, Inc.	1,384,922
	Computers & Peripherals — 5.1%
57,400	NCR Corp. (a)	2,398,746
53,700	Network Appliance, Inc. (a)	1,934,811
148,800	Seagate Technology (Cayman Islands) (a)	3,917,904
328,700	Sun Microsystems, Inc. (a)	1,686,231
		9,937,692
	Consumer Finance — 1.4%
89,950	AmeriCredit Corp. (a)	2,764,164
	Diversified Financial Services — 3.2%
30,250	Investment Technology Group, Inc. (a)	1,506,450
71,637	Lazard Ltd., Class A (Bermuda)	3,169,937
75,300	TD Ameritrade Holding Corp.	1,571,511
		6,247,898
	Electrical Equipment — 0.9%
35,150	Roper Industries, Inc.	1,709,344
	Electronic Equipment & Instruments — 3.8%
78,650	Amphenol Corp., Class A	4,103,957
77,750	Jabil Circuit, Inc. (a)	3,332,365
		7,436,322
	Energy Equipment & Services — 3.9%
39,150	BJ Services Co.	1,354,590
41,800	ENSCO International, Inc.	2,150,610
20,500	National Oilwell Varco, Inc. (a)	1,314,460
13,700	Noble Corp.	1,111,070
28,400	Tidewater, Inc.	1,568,532
		7,499,262
	Health Care Equipment & Supplies — 0.9%
36,500	Mentor Corp.	1,653,815
	Health Care Providers & Services — 5.9%
39,250	Aetna, Inc.	1,928,745
30,961	Caremark Rx, Inc. (a)	1,522,662
32,882	Coventry Health Care, Inc. (a)	1,774,970
56,300	DaVita, Inc. (a)	3,389,823
31,450	McKesson Corp.	1,639,489
22,700	Medco Health Solutions, Inc. (a)	1,298,894
		11,554,583
	Hotels, Restaurants & Leisure — 7.0%
23,300	Four Seasons Hotels, Inc. (Canada)	1,181,310
19,981	Harrah’s Entertainment, Inc.	1,557,719
21,050	Panera Bread Co., Class A (a)	1,582,539
52,750	Royal Caribbean Cruises Ltd.	2,216,555
73,900	Scientific Games Corp., Class A (a)	2,596,107
45,450	Sonic Corp. (a)	1,596,658
14,850	Station Casinos, Inc.	1,178,645
21,450	Wynn Resorts Ltd. (a)	1,648,432
		13,557,965
	Household Durables — 0.6%
34,900	D.R. Horton, Inc.	1,159,378
	Household Products — 0.9%
33,600	Energizer Holdings, Inc. (a)	1,780,800

JPMorgan Insurance Trust Diversified Mid Cap
Growth Portfolio

(formerly JPMorgan Investment Trust Mid Cap Growth Portfolio)
Schedule of Portfolio Investments (continued)

As of March 31, 2006 (Unaudited)

Shares	Security Description	Value ($)
	Insurance — 3.6%
19,400	Everest Re Group Ltd. (Bermuda)	1,811,378
48,400	Hanover Insurance Group, Inc. (The)	2,537,128
78,250	HCC Insurance Holdings, Inc.	2,723,100
		7,071,606
	Internet Software & Services — 0.9%
75,300	McAfee, Inc. (a)	1,832,049
	IT Services — 2.2%
93,150	Alliance Data Systems Corp. (a)	4,356,626
	Machinery — 1.8%
28,100	ITT Industries, Inc.	1,579,782
31,950	Oshkosh Truck Corp.	1,988,568
		3,568,350
	Media — 3.6%
16,250	Getty Images, Inc. (a)	1,216,800
32,350	R.H. Donnelley Corp. (a)	1,883,740
90,550	Regal Entertainment Group, Class A	1,703,245
36,400	Rogers Communications, Inc. (Canada), Class B	1,388,660
34,450	XM Satellite Radio Holdings, Inc., Class A (a)	767,202
		6,959,647
	Oil, Gas & Consumable Fuels — 3.3%
27,550	Consol Energy, Inc.	2,043,108
41,650	Newfield Exploration Co. (a)	1,745,135
35,050	Southwestern Energy Co. (a)	1,128,259
28,400	Talisman Energy, Inc. (Canada)	1,510,312
		6,426,814
	Pharmaceuticals — 4.4%
38,150	Adams Respiratory Therapeutics, Inc. (a)	1,517,225
24,850	Barr Pharmaceuticals, Inc. (a)	1,565,053
19,650	Kos Pharmaceuticals, Inc. (a)	938,681
45,700	Omnicare, Inc.	2,513,043
41,450	Shire Pharmaceuticals Group plc ADR (United Kingdom)	1,927,010
		8,461,012
	Real Estate — 0.8%
68,650	KKR Financial Corp. REIT	1,539,820
	Road & Rail — 2.0%
86,250	J.B.Hunt Transport Services, Inc.	1,857,825
38,500	Norfolk Southern Corp.	2,081,695
		3,939,520
	Semiconductors & Semiconductor Equipment — 7.1%
39,500	Broadcom Corp., Class A (a)	1,704,820
134,250	Integrated Device Technology, Inc. (a)	1,994,955
35,350	KLA-Tencor Corp.	1,709,526
31,860	Lam Research Corp. (a)	1,369,980
38,200	Linear Technology Corp.	1,340,056
29,000	Marvell Technology Group Ltd. (Bermuda) (a)	1,568,900
55,715	Microchip Technology, Inc.	2,022,454
35,100	Nvidia Corp. (a)	2,009,826
		13,720,517
	Software — 5.8%
52,250	Adobe Systems, Inc. (a)	1,824,570
44,450	Amdocs Ltd. (United Kingdom) (a)	1,602,867
154,100	BEA Systems, Inc. (a)	2,023,333
56,750	CA, Inc.	1,544,167
72,700	Citrix Systems, Inc. (a)	2,755,330
30,600	NAVTEQ Corp. (a)	1,549,890
		11,300,157
	Specialty Retail — 5.4%
42,150	AnnTaylor Stores Corp. (a)	1,550,698
71,400	Bed Bath & Beyond, Inc. (a)	2,741,760
35,450	Chico’s FAS, Inc. (a)	1,440,688
70,200	Circuit City Stores, Inc.	1,718,496
61,100	TJX Cos., Inc.	1,516,502
31,200	Weight Watchers International, Inc.	1,603,680
		10,571,824
	Textiles, Apparel & Luxury Goods — 1.1%
34,550	Polo Ralph Lauren Corp.	2,094,076
	Wireless Telecommunication Services — 1.3%
41,850	NII Holdings, Inc. (a)	2,467,895
	Total Common Stocks (Cost $154,236,907)	188,493,583
	Short-Term Investment — 2.8%
	Investment Company — 2.8%
5,461,701	JPMorgan Liquid Assets Money Market Fund (b) (m) (Cost $5,461,701)	5,461,701
Principal Amount ($)
	Investments of Cash Collateral for Securities on Loan — 12.1%
	Certificates of Deposit — 1.9%
1,000,000	Credit Suisse First Boston, FRN, 4.90%, 10/17/06	1,000,000
1,400,000	Deutsche Bank, New York, FRN, 4.97%, 01/22/08	1,400,000
1,299,145	Societe Generale, New York, FRN, 4.77%, 06/20/07	1,299,145
		3,699,145

Shares	Security Description	Value ($)
	Corporate Notes — 5.1%
1,500,000	American Express Credit Corp., FRN, 4.76%, 01/15/08	1,500,000
1,000,000	Bank of America, FRN, 4.81%, 11/07/06	1,000,000
1,500,453	Beta Finance, Inc., FRN, 4.94%, 03/15/07	1,500,453
1,600,000	CDC Financial Products, Inc., FRN, 4.98%, 05/01/06	1,600,000
1,200,000	Citigroup Global Markets Holding, Inc., FRN, 4.95%, 04/07/06	1,200,000
262,487	Citigroup Global Markets Holding, Inc., FRN, 5.00%, 12/12/06	262,487
1,000,134	Links Finance LLC, FRN, 4.92%,10/06/06	1,000,134
486,577	MBIA Global Funding LLC, FRN, 4.92%, 01/26/07	486,577
1,500,000	Unicredito Italiano Bank plc, FRN, 4.70%, 04/30/07	1,500,000
		10,049,651
	Repurchase Agreements — 5.1%
903,811	Bank of America Securities LLC, 4.89%, dated 03/31/06, due 04/03/06, repurchase price $904,179, collateralized by U.S. Government Agency Mortgages	903,811
2,000,000	Barclays Capital, Inc., 4.91%, dated 03/31/06, due 04/03/06, repurchase price $2,000,818, collateralized by U.S. Government Agency Mortgages	2,000,000
3,500,000	Lehman Brothers, Inc., 5.00%, dated 03/31/06, due 04/03/06, repurchase price $3,501,458, collateralized by U.S. Government Agency Mortgages	3,500,000
1,750,000	Morgan Stanley & Co., Inc., 4.90%, dated 03/31/06, due 04/03/06, repurchase price $1,750,715, collateralized by U.S. Government Agency Mortgages	1,750,000
1,750,000	UBS Securities LLC, 4.89%, dated 03/31/06, due 04/03/06, repurchase price $1,750,713, collateralized by U.S. Government Agency Mortgages	1,750,000
		9,903,811
	Total Investments of Cash Collateral for Securities on Loan (Cost $23,652,607)	23,652,607
	Total Investments — 111.7% (Cost $183,351,215)	$217,607,891
	Liabilities in Excess of Other Assets — (11.7%)	(22,847,568)
	Net Assets — 100.0%	$194,760,323

Percentages indicated are based on net assets.

Abbreviations:
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.
(m)
All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

ADR	American Depositary Receipt
FRN	Floating Rate Note. The rate shown is the rate in effect as of March 31, 2006.
REIT	Real Estate Investment Trust

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$36,918,599
Aggregate gross unrealized depreciation	(2,661,923)
Net unrealized appreciation/depreciation	$34,256,676
Federal income tax cost of investments	$183,351,215

JPMorgan Insurance Trust Diversified Mid Cap
Value Portfolio

(formerly JPMorgan Investment Trust Mid Cap Value Portfolio)
Schedule of Portfolio Investments

As of March 31, 2006 (Unaudited)

Shares	Security Description	Value ($)
	Long-Term Investments — 96.2%
	Common Stocks — 96.2%
	Aerospace & Defense — 0.7%
21,800	Alliant Techsystems, Inc. (a)	1,682,306
	Beverages — 1.5%
14,400	Brown-Forman Corp., Class B	1,108,368
98,900	Constellation Brands, Inc., Class A (a)	2,477,445
		3,585,813
	Building Products — 0.6%
32,200	American Standard Cos., Inc.	1,380,092
	Capital Markets — 3.0%
14,500	Bear Stearns Cos., Inc. (The)	2,011,150
79,400	E*Trade Financial Corp. (a)	2,142,212
11,300	Legg Mason, Inc.	1,416,229
32,300	Northern Trust Corp.	1,695,750
		7,265,341
	Chemicals — 3.7%
36,747	Albemarle Corp.	1,666,476
25,200	Ashland, Inc.	1,791,216
21,200	Engelhard Corp.	839,732
34,600	Lubrizol Corp.	1,482,610
22,200	PPG Industries, Inc.	1,406,370
28,400	Sigma-Aldrich Corp.	1,868,436
		9,054,840
	Commercial Banks — 6.5%
59,700	Compass Bancshares, Inc.	3,021,417
25,800	Cullen/Frost Bankers, Inc.	1,386,750
15,100	M&T Bank Corp.	1,723,514
67,300	Mercantile Bankshares Corp.	2,587,685
74,950	North Fork Bancorp, Inc.	2,160,808
52,000	TCF Financial Corp.	1,339,000
28,056	TD Banknorth, Inc.	823,444
32,500	Zions Bancorp	2,688,725
		15,731,343
	Commercial Services & Supplies — 1.0%
27,600	Pitney Bowes, Inc.	1,184,868
30,100	Republic Services, Inc.	1,279,551
		2,464,419
	Computers & Peripherals — 1.1%
63,900	NCR Corp. (a)	2,670,381
	Construction Materials — 1.4%
18,950	Florida Rock Industries, Inc.	1,065,369
26,300	Vulcan Materials Co.	2,278,895
		3,344,264
	Containers & Packaging — 1.4%
48,500	Ball Corp.	2,125,755
27,900	Temple-Inland, Inc.	1,242,945
		3,368,700
	Distributors — 0.5%
27,000	Genuine Parts Co.	1,183,410
	Diversified Financial Services — 0.6%
31,600	Principal Financial Group	1,542,080
	Diversified Telecommunication Services — 1.9%
38,900	Alltel Corp.	2,518,775
54,900	CenturyTel, Inc.	2,147,688
		4,666,463
	Electric Utilities — 6.1%
59,000	American Electric Power Co., Inc.	2,007,180
28,000	Black Hills Corp.	952,000
75,500	DPL, Inc.	2,038,500
27,700	Edison International	1,140,686
21,700	FirstEnergy Corp.	1,061,130
42,500	NSTAR	1,215,925
50,600	PG&E Corp.	1,968,340
85,500	PPL Corp.	2,513,700
94,400	Westar Energy, Inc.	1,964,464
		14,861,925
	Electrical Equipment — 1.4%
39,400	Ametek, Inc.	1,771,424
18,300	Cooper Industries Ltd. (Bermuda), Class A	1,590,270
		3,361,694
	Electronic Equipment & Instruments — 0.9%
65,100	Arrow Electronics, Inc. (a)	2,100,777
	Energy Equipment & Services — 1.1%
33,400	Helix Energy Solutions Group, Inc. (a)	1,265,860
24,400	Unit Corp. (a)	1,360,300
		2,626,160
	Food & Staples Retailing — 0.7%
23,000	BJ’s Wholesale Club, Inc. (a)	724,730
37,800	Safeway, Inc.	949,536
		1,674,266
	Food Products — 2.3%
54,300	Dean Foods Co. (a)	2,108,469
110,900	Del Monte Foods Co.	1,315,274
40,300	Hershey Foods Corp.	2,104,869
		5,528,612

JPMorgan Insurance Trust Diversified Mid Cap
Value Portfolio

(formerly JPMorgan Investment Trust Mid Cap Value Portfolio)
Schedule of Portfolio Investments (continued)

As of March 31, 2006 (Unaudited)

Shares	Security Description	Value ($)
	Gas Utilities — 1.6%
71,400	AGL Resources, Inc.	2,573,970
61,800	UGI Corp.	1,302,126
		3,876,096
	Health Care Providers & Services — 3.5%
32,200	Community Health Systems, Inc. (a)	1,164,030
60,800	Coventry Health Care, Inc. (a)	3,281,984
41,400	Healthspring, Inc. (a)	770,454
26,953	Henry Schein, Inc. (a)	1,289,971
21,700	Manor Care, Inc.	962,395
22,100	Quest Diagnostics, Inc.	1,133,730
		8,602,564
	Hotels, Restaurants & Leisure — 4.4%
69,700	Applebees International, Inc.	1,711,135
123,500	Hilton Hotels Corp.	3,144,310
33,400	International Game Technology	1,176,348
56,700	Outback Steakhouse, Inc.	2,494,800
18,900	Station Casinos, Inc.	1,500,093
14,400	Yum! Brands, Inc.	703,584
		10,730,270
	Household Durables — 1.4%
12,400	Centex Corp.	768,676
21,100	Fortune Brands, Inc.	1,701,293
14,500	Lennar Corp., Class A	875,510
		3,345,479
	Household Products — 0.7%
27,200	Clorox Co.	1,627,920
	Industrial Conglomerates — 1.2%
22,700	Carlisle Cos., Inc.	1,856,860
16,300	Walter Industries, Inc.	1,085,906
		2,942,766
	Insurance — 6.7%
63,300	Assurant, Inc.	3,117,525
39,580	Cincinnati Financial Corp.	1,665,131
17,900	Everest Re Group Ltd. (Bermuda)	1,671,323
42,902	Fidelity National Financial, Inc.	1,524,308
42,200	Genworth Financial, Inc., Class A	1,410,746
34,100	IPC Holdings Ltd. (Bermuda)	956,505
158,312	Old Republic International Corp.	3,454,368
35,300	Protective Life Corp.	1,755,822
19,700	Willis Group Holdings Ltd. (Bermuda)	674,922
		16,230,650
	IT Services — 0.4%
15,200	Affiliated Computer Services, Inc., Class A (a)	906,832
	Machinery — 2.1%
34,000	Crane Co.	1,394,340
30,300	Dover Corp.	1,471,368
11,500	Harsco Corp.	950,130
19,200	Kennametal, Inc.	1,173,888
		4,989,726
	Media — 3.7%
27,700	Cablevision Systems New York Group, Class A (a)	739,590
40,500	Clear Channel Communications, Inc.	1,174,905
40,300	Clear Channel Outdoor Holdings, Inc., Class A (a)	945,035
53,700	Interactive Data Corp. (a)	1,261,950
18,100	Knight Ridder, Inc.	1,144,101
24,600	McClatchy Co., Series A	1,201,710
11,674	R.H. Donnelley Corp. (a)	679,777
101,200	Regal Entertainment Group, Class A	1,903,572
		9,050,640
	Multi-Utilities — 3.5%
33,200	Energen Corp.	1,162,000
67,800	Energy East Corp.	1,647,540
43,420	MDU Resources Group, Inc.	1,452,399
38,900	Oneok, Inc.	1,254,525
17,100	Questar Corp.	1,197,855
47,000	SCANA Corp.	1,844,280
		8,558,599
	Multiline Retail — 1.6%
58,900	Family Dollar Stores, Inc.	1,566,740
20,569	Federated Department Stores, Inc.	1,501,537
39,500	Tuesday Morning Corp.	912,055
		3,980,332
	Office Electronics — 0.9%
147,700	Xerox Corp. (a)	2,245,040
	Oil, Gas & Consumable Fuels — 4.9%
26,700	Consol Energy, Inc.	1,980,072
28,624	Devon Energy Corp.	1,750,930
24,100	Energy Transfer Equity LP	577,195
34,900	Kinder Morgan, Inc.	3,210,451
14,471	Marathon Oil Corp.	1,102,256
35,800	Newfield Exploration Co. (a)	1,500,020
76,800	Williams Cos., Inc.	1,642,752
		11,763,676
	Paper & Forest Products — 0.4%
38,200	MeadWestvaco Corp.	1,043,242
	Personal Products — 0.7%
45,000	Estee Lauder Cos., Inc. (The)	1,673,550

Shares	Security Description	Value ($)
	Pharmaceuticals — 0.7%
30,800	Omnicare, Inc.	1,693,692
	Real Estate — 8.3%
39,500	AMB Property Corp. REIT	2,143,665
15,200	AvalonBay Communities, Inc. REIT	1,658,320
13,400	Boston Properties, Inc. REIT	1,249,550
42,800	Brookfield Properties Co. (Canada)	1,461,620
74,500	Cousins Properties, Inc. REIT	2,490,535
43,000	iStar Financial, Inc. REIT	1,646,040
27,800	Kimco Realty Corp. REIT	1,129,792
48,020	Liberty Property Trust REIT	2,264,623
27,400	PS Business Parks, Inc., Class A REIT	1,532,208
43,100	Rayonier, Inc. REIT	1,964,929
53,500	United Dominion Realty Trust, Inc. REIT	1,526,890
9,800	Vornado Realty Trust REIT	940,800
		20,008,972
	Software — 1.0%
56,600	CA, Inc.	1,540,086
44,500	Take-Two Interactive Software, Inc. (a)	830,370
		2,370,456
	Specialty Retail — 5.7%
12,700	Abercrombie & Fitch Co.	740,410
35,500	American Eagle Outfitters, Inc.	1,060,030
86,400	Autonation, Inc. (a)	1,861,920
26,900	AutoZone, Inc. (a)	2,681,661
50,100	Bed Bath & Beyond, Inc. (a)	1,923,840
84,100	Limited Brands, Inc.	2,057,086
38,900	Tiffany & Co.	1,460,306
81,600	TJX Cos., Inc.	2,025,312
		13,810,565
	Textiles, Apparel & Luxury Goods — 2.3%
36,600	Columbia Sportswear Co. (a)	1,951,878
63,600	V.F. Corp.	3,618,840
		5,570,718
	Thrifts & Mortgage Finance — 3.8%
41,700	Golden West Financial Corp.	2,831,430
119,700	Hudson City Bancorp, Inc.	1,590,813
36,700	Independence Community Bank Corp.	1,529,656
28,700	MGIC Investment Corp.	1,912,281
59,800	Sovereign Bancorp, Inc.	1,310,218
		9,174,398
	Wireless Telecommunication Services — 0.3%
21,800	Telephone & Data Systems, Inc.	822,950
	Total Common Stocks (Cost $206,205,878)	233,112,019
	Short-Term Investment — 5.4%
	Investment Company — 5.4%
13,002,454	JPMorgan Liquid Assets Money Market Fund (b) (m) (Cost $13,002,454)	13,002,454
Principal Amount ($)
	Investments of Cash Collateral for Securities on Loan — 7.5%
	Certificate of Deposit — 1.2%
900,000	Credit Suisse First Boston, New York, FRN, 4.90%, 10/17/06	900,000
1,000,000	Deutsche Bank, New York, FRN, 4.97%, 01/22/08	1,000,000
999,342	Societe Generale, New York, FRN, 4.77%, 06/20/07	999,342
		2,899,342
	Corporate Note — 3.2%
1,000,000	American Express Credit Corp., FRN, 4.76%, 01/15/08	1,000,000
1,000,000	Bank of America, FRN, 4.81%, 11/07/06	1,000,000
1,400,423	Beta Finance, Inc., FRN, 4.94%, 03/15/07	1,400,423
1,400,000	CDC Financial Products, Inc., FRN, 4.98%, 05/01/06	1,400,000
99,045	Citigroup Global Markets Holding, Inc., FRN, 5.00%, 12/12/06	99,045
800,000	Citigroup Global Markets, Inc., FRN, 4.95%, 04/07/06	800,000
1,000,134	Links Finance LLC, FRN, 4.92%, 10/06/06	1,000,134
148,567	MBIA Global Funding LLC, FRN, 4.92%, 01/26/07	148,567
1,000,000	Unicredito Italiano Bank plc, FRN, 4.70%, 04/30/07	1,000,000
		7,848,169
	Repurchase Agreements — 3.1%
1,435,786	Bank of America Securities LLC, 4.89%, dated 03/31/06, due 04/03/06, repurchase price $1,436,371, collateralized by U.S. Government Agency Mortgages	1,435,786
2,000,000	Barclays Capital, Inc., 4.91%, dated 03/31/06, due 04/03/06, repurchase price $2,000,818, collateralized by U.S. Government Agency Mortgages	2,000,000
3,000,000	Lehman Brothers, Inc., 5.00%, dated 03/31/06, due 04/03/06, repurchase price $3,001,250, collateralized by U.S. Government Agency Mortgages	3,000,000
500,000	Morgan Stanley & Co., Inc., 4.90%, dated 03/31/06, due 04/03/06, repurchase price $500,204, collateralized by U.S. Government Agency Mortgages	500,000

JPMorgan Insurance Trust Diversified Mid Cap
Value Portfolio

(formerly JPMorgan Investment Trust Mid Cap Value Portfolio)
Schedule of Portfolio Investments (continued)

As of March 31, 2006 (Unaudited)

Shares	Security Description	Value ($)
	Repurchase Agreements — Continued
500,000	UBS Securities LLC, 4.89%, dated 03/31/06, due 04/03/06, repurchase price $500,204, collateralized by U.S. Government Agency Mortgages	500,000
		7,435,786
	Total Investments of Cash Collateral for Securities on Loan (Cost $18,183,297)	18,183,297
	Total Investments — 109.1% (Cost $237,391,629)	264,297,770
	Liabilities in Excess of Other Assets — (9.1)%	(22,010,189)
	Net Assets — 100.0%	$242,287,581

Percentages indicated are based on net assets.

Abbreviations:
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.
(m)
All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

FRN	Floating Rate Note. The rate shown is the rate in effect as of March 31, 2006.
REIT	Real Estate Investment Trust

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$29,150,488
Aggregate gross unrealized depreciation	(2,244,347)
Net unrealized appreciation/depreciation	$26,906,141
Federal income tax cost of investments	$237,391,629

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Insurance Trust (formerly the JPMorgan Investment Trust)

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

May 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

May 26, 2006

By:	/s/____________________________________

Stephanie J. Dorsey

Treasurer and Principal Financial Officer

May 26, 2006